Prospectus
March 1, 2018
Fixed Income Funds

	Institutional Class	Retirement Class	Administrative Class	Investor Class
Harbor Convertible Securities Fund	HACSX	HNCVX	HRCSX	HICSX
Harbor High-Yield Bond Fund	HYFAX	HNHYX	HYFRX	HYFIX
Harbor High-Yield Opportunities Fund	HHYNX	HHYRX	HHYAX	HHYVX
Harbor Bond Fund	HABDX	–	HRBDX	–
Harbor Real Return Fund	HARRX	–	HRRRX	–
Harbor Money Market Fund	HARXX	–	HRMXX	–
The Securities and Exchange Commission has not approved any Fund’s shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Harbor Convertible Securities Fund

Fund Summary
Investment Objective
The Fund seeks to maximize total returns (i.e., current income and capital appreciation).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Institutional Class	Retirement Class	Administrative Class	Investor Class
Redemption Fee*	1.00%	1.00%	1.00%	1.00%
*	Applicable to shares held less than 90 days.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Retirement Class	Administrative Class	Investor Class
Management Fees[1]	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses[2]	0.15%	0.07%	0.15%	0.27%
Total Annual Fund Operating Expenses[2]	0.80%	0.72%	1.05%	1.17%
Fee Waiver[1]	(0.05)%	(0.05)%	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.75%	0.67%	1.00%	1.12%
1  The Adviser has contractually agreed to reduce the management fee to 0.60% through February 28, 2019. Only the Fund’s Board of Trustees may modify or terminate this agreement.
2  Restated to reflect current fees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional	$ 77	$250	$439	$ 985
Retirement	$ 68	$225	$396	$ 890
Administrative	$102	$329	$575	$1,278
Investor	$114	$367	$639	$1,416

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 102%.
Principal Investment Strategy
Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of convertible securities. While the Fund’s portfolio consists primarily of convertible securities of U.S. issuers, it may, from time to time, include non-convertible corporate debt, non-U.S. dollar-denominated securities, convertible securities of foreign issuers, synthetic convertibles or common stock of issuers. In addition, the Subadviser may, from time to time and subject to market conditions, utilize macro hedging techniques. However, it is not the Subadviser’s intention to normally hedge on a security-specific basis.
Convertible securities are “hybrid” securities that possess both fixed income and equity characteristics. These convertible securities include corporate bonds, preferred stocks and other types of securities that are convertible into common stock or its equivalent value. A convertible security generally performs more like a common stock when the price of the underlying stock is closer to or above the conversion price because it is more likely that the convertible security will be converted into stock. A convertible security generally performs more like a bond when the price of the underlying stock is well below the conversion price because it is more likely that the convertible security will mature without being converted. While the Fund has broad discretion to invest in all types of convertible securities, the Fund focuses primarily on investments in convertible bonds. The Fund also focuses primarily on convertible securities of corporate issuers with debt rated below investment-grade (below Baa3 by Moody’s or below BBB- by S&P or Fitch), commonly referred to as “high-yield” or “junk” bonds. As a result, all, or substantially all, of the Fund’s assets may be invested in below investment-grade rated securities. The Fund invests primarily in U.S. dollar denominated securities; however, the Fund may invest in securities denominated in other currencies.
The Subadviser seeks to maximize portfolio return and minimize default risk by adhering to the following elements of its philosophy when selecting securities for investment:
■	Bottom-up, fundamental analysis
■	Broad diversification
■	Direct communication with management
■	Monitoring issuers on a systematic basis
■	Credit committee disciplined approach
■	Comprehensive reporting and risk control systems
The Subadviser conducts in-depth analysis using proprietary research tools in addition to communicating with management of the issuers to select securities for investment in the Fund and to monitor the selected securities on a systematic basis. The Subadviser seeks to select securities issued by companies that generally exhibit, or are believed by the Subadviser to have the prospect for, positive credit momentum with the potential for credit rating upgrade and/or equity appreciation. In addition to considering company fundamentals, the Subadviser also considers a range

1

Fund Summary
Harbor Convertible Securities Fund

of more technical factors related to the convertible nature of these securities, including:
■	The optimal entry point to acquire the company’s convertible securities based upon the relationship between the underlying equity and bond valuations and convertible security price
■	Determining the catalysts for growth on the equity side of the company’s balance sheet relative to the resiliency of bond valuations if the company’s equity valuations were to decline
■	Assessing the volatility of the underlying common stock and its relationship with the price of the convertible security
■	Determining whether there is sufficient liquidity to support purchase and sale activity
■	Assessing the historical relationship between the price of the convertible security and the Subadviser’s view of the security’s implied value
■	Assessing/monitoring the positive risk/reward characteristics of the convertible security versus the movements (up/down) in the price of the underlying equity
■	Assessing the potential for risk/volatility by first identifying the “bond floor” (the price of the convertible security if valued solely based on the underlying bond price) as the main convertible component
The Subadviser tends to acquire convertible securities that have valuations more closely aligned with a company’s bonds than common stock. The Subadviser believes this approach can provide greater downside protection for the Fund’s portfolio, although at the expense of potentially greater appreciation that can come with holding convertible securities whose price is more dependent upon the price of the underlying common stock.
All securities in the portfolio are reviewed at least four times a year. As part of the selection and monitoring process, the Subadviser actively seeks to avoid holding securities of issuers that it deems to have a high risk of default.
Duration/Maturity: Although duration may be one of the characteristics considered in securities selection, the Fund does not focus on securities with any duration or maturity and does not seek to maintain the maturity of the Fund’s portfolio in any particular range. The weighted average maturity of the Fund’s portfolio was 3.87 years as of December 31, 2017.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Convertible securities fluctuate in price in response to various factors, including changes in interest rates, changes in the price of equity securities, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Convertible Securities Risk: Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A convertible security may also be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party, which could result in a loss to the Fund. Additionally, the Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.
Credit Risk: The issuer or guarantor of a security owned by the Fund could default on its obligation to pay principal or interest or its credit rating could be downgraded. Convertible securities are generally junior to the company’s non-convertible debt so the company would normally have to pay interest on its nonconvertible debt before interest can be paid on the convertible securities. Credit risk may be higher for the Fund because it invests primarily in convertible securities of companies with debt rated below investment-grade.
High-Yield Risk: There is a greater risk that the Fund will lose money because it invests primarily in convertible securities of companies with debt rated below investment-grade. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.
Interest Rate Risk: As interest rates rise, the values of convertible securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Convertible securities are normally much more sensitive to interest rate changes when they are valued more like the company’s bonds than the company’s common stock, such as when the conversion price for the convertible security is well above the common stock price. Interest rates in the U.S. are near historic lows, which may increase the Fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its convertible securities when the Subadviser may wish to sell or must sell to meet redemptions.
Liquidity Risk: The market for convertible securities is less liquid than the market for non-convertible corporate bonds. The Fund may at times have greater difficulty buying or selling specific convertible securities at prices the Subadviser believes are reasonable, which would be adverse to the Fund. Valuation of investments may be difficult, particularly during periods of market volatility or reduced liquidity and for investments that trade infrequently or irregularly. In these circumstances, among others, an investment may be valued using fair value methodologies that are inherently subjective and reflect good faith judgments based on available information.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

2

Fund Summary
Harbor Convertible Securities Fund

Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	7.23%	Q1 2012
Worst Quarter	-4.29%	Q3 2015

Average Annual Total Returns — As of December 31, 2017
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Convertible Securities Fund
Institutional Class Before Taxes	8.25%	5.58%	N/A	4.86%	05-01-2011
After Taxes on Distributions	3.68%	3.64%	N/A	3.18%
After Taxes on Distributions and Sale of Fund Shares	4.78%	3.56%	N/A	3.11%
Retirement Class* Before Taxes	8.33%	5.59%	N/A	4.87%	03-01-2016
Administrative Class Before Taxes	7.98%	5.32%	N/A	4.59%	05-01-2011
Investor Class Before Taxes	7.87%	5.18%	N/A	4.46%	05-01-2011
Comparative Index (reflects no deduction for fees, expenses or taxes)
ICE BofAML U.S. Convertible Ex Mandatory^	15.70%	11.43%	N/A	8.91%
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
^	Since Inception return based on the inception date of the Institutional Class shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement, Administrative, and Investor Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Shenkman Capital Management, Inc. (“Shenkman”) has subadvised the Fund since its inception in 2011.

3

Fund Summary
Harbor Convertible Securities Fund

Portfolio Managers
Mark R. Shenkman Shenkman Capital Management, Inc.
Mr. Shenkman is the President, Co-Chief Investment Officer and a Director of Shenkman and has co-managed the Fund since its inception in 2011.
Justin W. Slatky Shenkman Capital Management, Inc.
Mr. Slatky is an Executive Vice President, Co-Chief Investment Officer and Senior Portfolio Manager of Shenkman, has co-managed the Fund since 2017 and has been involved in portfolio management for the Fund since 2011.
Raymond F. Condon Shenkman Capital Management, Inc.
Mr. Condon is a Senior Vice President and Portfolio Manager of Shenkman and has co-managed the Fund since its inception in 2011.
Jordan N. Barrow, CFA Shenkman Capital Management, Inc.
Mr. Barrow is a Senior Vice President and Portfolio Manager of Shenkman, has co-managed the Fund since 2016 and has been involved in portfolio management for the Fund since 2015.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Retirement Class[1]	Administrative Class[2]	Investor Class
Regular	$1,000	$1,000,000	$50,000	$2,500
Individual Retirement Account (IRA)	$1,000	$1,000,000	N/A	$1,000
Custodial (UGMA/UTMA)	$1,000	$1,000,000	N/A	$1,000
1  There is no minimum investment for the following types of institutional investors that maintain accounts with Harbor Funds at an omnibus or plan level: (1) employer-sponsored retirement or benefit plans, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans, and (2) accounts maintained by financial intermediaries, including investment firms, banks and broker-dealers.
2  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

4

Harbor High-Yield Bond Fund

Fund Summary
Investment Objective
The Fund seeks total returns (i.e., current income and capital appreciation).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Institutional Class	Retirement Class	Administrative Class	Investor Class
Redemption Fee*	1.00%	1.00%	1.00%	1.00%
*	Applicable to shares held less than 90 days.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Retirement Class	Administrative Class	Investor Class
Management Fees[1]	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses[2]	0.12%	0.04%	0.12%	0.24%
Total Annual Fund Operating Expenses[2]	0.72%	0.64%	0.97%	1.09%
Fee Waiver[1]	(0.09)%	(0.09)%	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver[1],[2]	0.63%	0.55%	0.88%	1.00%
1  The Adviser has contractually agreed to reduce the management fee to 0.508% through February 28, 2019. Only the Fund’s Board of Trustees may modify or terminate this agreement.
2  Restated to reflect current fees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional	$ 64	$221	$392	$ 886
Retirement	$ 56	$196	$348	$ 790
Administrative	$ 90	$300	$528	$1,182
Investor	$102	$338	$592	$1,321

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 56%.
Principal Investment Strategy
Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of below investment-grade, high-risk, corporate bonds that are rated below Baa3 by Moody’s or below BBB- by S&P or Fitch, commonly referred to as “high yield” or “junk” bonds. These bonds may pay interest on a semi-annual basis (i.e., cash pay bonds) or have a deferred interest feature (i.e., zero coupon bonds). Only U.S. dollar denominated securities are considered for investment in the Fund.
The Fund may invest up to 20% of its net assets in bank loans and up to 10% of its total assets in equity securities, including common stock. Additionally, the Fund may invest a portion of its assets in credit default swaps in which the Fund may be either the buyer or the seller. The Fund also may invest in private placements.
The Subadviser believes that the risk of investing in high yield securities is asymmetrical, with the risk of loss generally being greater than the potential for price appreciation in the same securities. High yield securities can experience significant price declines if the company defaults on its payment obligations or if the market perceives the company’s ability to pay as becoming materially weaker, whereas there may be more limited potential for price appreciation if the market perceives the company’s ability to pay as becoming materially stronger. Further, lower liquidity in the high yield market can make it more difficult to reposition the Fund’s portfolio during periods of market stress, such as by moving from companies with higher default risk to companies with lower default risk.
The Subadviser’s heightened sensitivity to the downside risk of high yield investing underpins its approach of seeking to (i) identify individual companies that it believes have the financial capacity to continue to meet their payment obligations on their securities through a range of market cycles, and (ii) avoid companies evidencing a higher risk of default. This approach involves the Subadviser conducting in-depth, bottom-up fundamental analysis and using internally developed proprietary tools to assess the potential risk and relative value of each potential company investment. In particular, the Subadviser focuses on a variety of factors involving each company, including:
■	Analyses of business risks (including leverage and technology risk) and macro risks (including interest rate trends, capital market conditions and default rates)
■	Assessment of the industry’s attractiveness and competitiveness
■	Evaluation of the company’s business, including core strengths and competitive weaknesses
■	Qualitative evaluation of the management team, including in-person meetings or conference calls with key managers
■	Qualitative and quantitative analyses of the company’s capital structure, including how a particular security is prioritized, and financial position, including a detailed review of the company’s financial statements and ability to access the capital markets

5

Fund Summary
Harbor High-Yield Bond Fund

■	Evaluation of the terms of the company’s debt offering, including the operation of any restrictive covenants affecting the company, such as the company’s ability to pay dividends or incur debt
■	Assessment of the liquidity of the company’s securities
■	Assessment of the impact an investment in the company could have on portfolio diversification
This approach normally leads the Subadviser to avoid investing in those high yield securities that are considered by the market to be “distressed”, which generally means those securities that pay interest at much higher rates relative to other similarly rated bonds to compensate the purchasers for taking on a perceived higher risk of default. The Subadviser believes its approach can provide greater downside protection for the Fund’s portfolio over full market cycles, although at the expense of potentially greater appreciation during those periods in a full market cycle where the U.S. economy is experiencing stronger growth and/or stronger stock price appreciation. Periods of stronger economic growth and/or stock price appreciation tend to buoy high yield companies generally, depress default rates below historical levels and limit the benefits that can potentially come from conducting fundamental credit research.
Duration/Maturity: Although duration may be one of the characteristics considered in security selection, the Fund does not focus on bonds with any particular duration or maturity and does not seek to maintain the maturity of the Fund’s portfolio in any particular range. The weighted average maturity of the Fund’s portfolio was 5.87 years as of December 31, 2017.
Credit Quality: The Fund invests primarily in below investment-grade debt securities, commonly referred to as “high-yield” or “junk” bonds, but may invest up to 20% of its net assets in investment-grade securities, including U.S. Treasury and U.S. government agency securities. As such, the Fund’s average weighted portfolio quality varies from time to time, depending on the level of assets allocated to such securities. The Subadviser does not seek to actively invest in defaulted securities.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Bank Loan Risk: Investments in loans and other forms of direct indebtedness may involve greater risk than investments in bonds of corporate issuers. In addition to being subject to the credit risk of the corporate borrower, investments in loans and other forms of direct indebtedness tend to be less liquid than corporate bonds and are often subject to restrictions on resale. Transactions in such loans can take significantly longer to occur, because of substantially longer settlement periods and/or the need to engage in negotiations with the borrower regarding the disposition, meaning the Fund may not have access to the sale proceeds for a substantial period of time after the sale.
Credit Risk: The issuer or guarantor of a security owned by the Fund could default on its obligation to pay principal or interest or its credit rating could be downgraded. Likewise, a counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation. This risk may be higher for the
Fund because it invests primarily in below investment-grade securities.
High-Yield Risk: There is a greater risk that the Fund will lose money because it invests primarily in high-yield bonds. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.
Interest Rate Risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are near historic lows, which may increase the Fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its fixed income holdings when the Subadviser may wish to sell or must sell to meet redemptions.
Liquidity Risk: The market for high-yield bonds is less liquid than the market for investment-grade bonds. The Fund may at times have greater difficulty buying or selling specific high-yield bonds at prices the Subadviser believes are reasonable, which would be adverse to the Fund. Valuation of investments may be difficult, particularly during periods of market volatility or reduced liquidity and for investments that trade infrequently or irregularly. In these circumstances, among others, an investment may be valued using fair value methodologies that are inherently subjective and reflect good faith judgments based on available information.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.
Prepayment Risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

6

Fund Summary
Harbor High-Yield Bond Fund

Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	9.60%	Q3 2009
Worst Quarter	-10.09%	Q4 2008

Average Annual Total Returns — As of December 31, 2017
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor High-Yield Bond Fund
Institutional Class Before Taxes	6.32%	4.46%	6.32%	7.06%	12-01-2002
After Taxes on Distributions	3.77%	1.78%	3.74%	N/A
After Taxes on Distributions and Sale of Fund Shares	3.55%	2.22%	3.85%	N/A
Retirement Class* Before Taxes	6.39%	4.51%	6.34%	7.08%	03-01-2016
Administrative Class Before Taxes	6.15%	4.22%	6.07%	6.81%	12-01-2002
Investor Class Before Taxes	5.95%	4.08%	5.94%	6.66%	12-01-2002
Comparative Indices (reflects no deduction for fees, expenses or taxes)
ICE BofAML U.S. Non-Distressed High Yield^	7.41%	5.92%	6.85%	7.78%
ICE BofAML U.S. High Yield (H0A0)^	7.47%	5.80%	7.89%	8.89%
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
^	Since Inception return based on the inception date of the Institutional Class shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement, Administrative, and Investor Class of shares will vary.

7

Fund Summary
Harbor High-Yield Bond Fund

Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Shenkman Capital Management, Inc. (“Shenkman”) has subadvised the Fund since its inception in 2002.
Portfolio Managers
Mark R. Shenkman Shenkman Capital Management, Inc.
Mr. Shenkman is the President, Co-Chief Investment Officer and a Director of Shenkman and has co-managed the Fund since its inception in 2002.
Justin W. Slatky Shenkman Capital Management, Inc.
Mr. Slatky is an Executive Vice President, Co-Chief Investment Officer and Senior Portfolio Manager of Shenkman Capital Management, Inc., has co-managed the Fund since 2012 and has been involved in portfolio management for the Fund since 2011.
Eric Dobbin Shenkman Capital Management, Inc.
Mr. Dobbin is a Senior Vice President and Senior Portfolio Manager of Shenkman, has co-managed the Fund since 2012 and has been involved in portfolio management for the Fund since 2006.
Steven N. Schweitzer Shenkman Capital Management, Inc.
Mr. Schweitzer is a Senior Vice President and Portfolio Manager of Shenkman, has co-managed the Fund since 2012 and has been involved in portfolio management for the Fund since 2004.
Robert S. Kricheff Shenkman Capital Management, Inc.
Mr. Kricheff is a Senior Vice President and Portfolio Manager of Shenkman, has co-managed the Fund since 2015 and has been involved in portfolio management for the Fund since 2013.
Neil Wechsler, CFA Shenkman Capital Management, Inc.
Mr. Wechsler is a Senior Vice President and Portfolio Manager of Shenkman, has co-managed the Fund since 2017 and has been involved in portfolio management for the Fund since 2016.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Retirement Class[1]	Administrative Class[2]	Investor Class
Regular	$1,000	$1,000,000	$50,000	$2,500
Individual Retirement Account (IRA)	$1,000	$1,000,000	N/A	$1,000
Custodial (UGMA/UTMA)	$1,000	$1,000,000	N/A	$1,000
1  There is no minimum investment for the following types of institutional investors that maintain accounts with Harbor Funds at an omnibus or plan level: (1) employer-sponsored retirement or benefit plans, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans, and (2) accounts maintained by financial intermediaries, including investment firms, banks and broker-dealers.
2  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.

8

Fund Summary
Harbor High-Yield Bond Fund

Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

9

Harbor High-Yield Opportunities Fund

Fund Summary
Investment Objective
The Fund seeks total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Institutional Class	Retirement Class	Administrative Class	Investor Class
Redemption Fee*	1.00%	1.00%	1.00%	1.00%
*	Applicable to shares held less than 90 days.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Retirement Class	Administrative Class	Investor Class
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses[1]	0.48%	0.40%	0.48%	0.60%
Total Annual Fund Operating Expenses	1.08%	1.00%	1.33%	1.45%
Expense Reimbursement[2]	(0.35)%	(0.35)%	(0.35)%	(0.35)%
Total Annual Fund Operating Expenses After Expense Reimbursement[2]	0.73%	0.65%	0.98%	1.10%
1  Based on estimated amounts for the current fiscal year.
2  The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.73%, 0.65%, 0.98%, and 1.10% for the Institutional Class, Retirement Class, Administrative Class, and Investor Class, respectively, through February 28, 2019. Only the Fund’s Board of Trustees may modify or terminate this agreement.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years
Institutional	$ 75	$309
Retirement	$ 66	$284
Administrative	$100	$387
Investor	$112	$424

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance.
Principal Investment Strategy
Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of below investment-grade, high-risk, corporate bonds that are rated below Baa3 by Moody’s or below BBB- by S&P or Fitch, commonly referred to as “high yield” or “junk” bonds. The Fund expects to invest in approximately 150 to 200 issuers.
The Subadviser will generally, but not exclusively, draw from investment opportunities in developed economies in both North America and Europe; however, the Fund is limited to U.S. dollar denominated securities.
The Subadviser’s approach includes both bottom-up and top-down elements. While the strategy is grounded in credit-intensive bottom-up research, the Subadviser’s views on credit conditions and relative values will also impact Fund positioning.
The Subadviser seeks to exploit credit inefficiencies, such as mispriced or misrated securities, by utilizing a rigorous investment discipline based on a comprehensive bottom-up analysis of creditworthiness. The Subadviser’s research process focuses on companies that the Subadviser believes offer attractive yields and possess the ability to service their debt obligations. Through the credit research process, the Subadviser seeks to identify those high-yield issuers that it believes exhibit more favorable credit characteristics, such as the following, relative to other high-yield issuers:
■	Predictable demand and stable cash flows
■	Competitive positions in well-defined market niches
■	Sustainable margins, profitability and growth
■	Strong financial and managerial controls
■	Proven management teams
The Subadviser tends to eliminate from consideration issuers operating in industries whose participants, in the Subadviser’s view, possess a limited ability to maintain a competitive advantage because of low entry barriers or an excessive reliance on technological innovation for growing cash flow. The Subadviser’s credit research also emphasizes downside risk protection, and incorporates a comprehensive assessment of bond covenant protections and the remedies available should an investment become impaired.
The Subadviser’s approach to portfolio management also has a top-down, flexible and opportunistic element that seeks to take into account current and anticipated market conditions to guide the Fund’s exposures. As a result, the Fund is not limited to set exposures to particular credit ratings categories. The Fund will typically hold credits that range from BBB to CCC ratings, and up to 10% in unrated securities. When credit spreads are at historically wide levels and credit default rates appear to be headed lower, the Subadviser may seek out opportunities to take on greater

10

Fund Summary
Harbor High-Yield Opportunities Fund

credit risk by emphasizing single-B securities and by taking tactical advantage of the potential for spread tightening in CCC-rated securities. In an environment of tight credit spreads and increasing default rates, the Subadviser may shift the rating allocation in favor of higher quality BB-rated securities in an effort to help insulate the Fund from potential price volatility.
Duration/Maturity: Although duration may be one of the characteristics considered in security selection, the Fund does not focus on bonds with any particular duration or maturity and does not seek to maintain the maturity of the Fund’s portfolio in any particular range.
Credit Quality: The Fund invests primarily in below investment-grade debt securities, commonly referred to as “high-yield” or “junk” bonds, but may invest up to 20% of its net assets in investment-grade securities, including U.S. Treasury and U.S. government agency securities. Therefore, the Fund’s average weighted portfolio quality varies from time to time, depending on the level of assets allocated to such securities. The Subadviser does not seek to actively invest in defaulted securities.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Credit Risk: The issuer or guarantor of a security owned by the Fund could default on its obligation to pay principal or interest or its credit rating could be downgraded. Likewise, a counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation. This risk may be higher for the Fund because it invests primarily in below investment-grade securities.
High-Yield Risk: There is a greater risk that the Fund will lose money because it invests primarily in high-yield bonds. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.
Interest Rate Risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. All other things equal, securities with longer durations tend to be more sensitive to changes in interest rates and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the price of a fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are near historic lows, which may increase the Fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its fixed income holdings when the Subadviser may wish to sell or must sell to meet redemptions.
Liquidity Risk: The market for high-yield bonds is less liquid than the market for investment-grade bonds. The Fund may at times have greater difficulty buying or selling specific high-yield bonds at prices the Subadviser believes are reasonable, which would be adverse to the Fund. Valuation of investments may be difficult, particularly during periods of market volatility or reduced liquidity and for investments that trade infrequently or irregularly. In these circumstances, among others, an investment may be valued using fair value methodologies that are inherently subjective and reflect good faith judgments based on available information.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.
Prepayment Risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Performance
Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information, please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Crescent Capital Group LP (“Crescent”) has subadvised the Fund since its inception in 2017.
Portfolio Managers
John A. Fekete Crescent Capital Group LP
Mr. Fekete is a Managing Director and Portfolio Manager at Crescent and a member of Crescent’s Management Committee. He has managed the Fund since its inception in 2017.

11

Fund Summary
Harbor High-Yield Opportunities Fund

Conrad E. Chen Crescent Capital Group LP
Mr. Chen is a Managing Director and Portfolio Manager at Crescent and has been involved with the portfolio management for the Fund since its inception in 2017.
Ross M. Slusser Crescent Capital Group LP
Mr. Slusser is a Managing Director and Head of Research at Crescent and has been involved with the portfolio management for the Fund since its inception in 2017.
Scott K. Fukumoto Crescent Capital Group LP
Mr. Fukumoto is a Managing Director and Trader at Crescent and has been involved with the portfolio management for the Fund since its inception in 2017.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Retirement Class[1]	Administrative Class[2]	Investor Class
Regular	$1,000	$1,000,000	$50,000	$2,500
Individual Retirement Account (IRA)	$1,000	$1,000,000	N/A	$1,000
Custodial (UGMA/UTMA)	$1,000	$1,000,000	N/A	$1,000
1  There is no minimum investment for the following types of institutional investors that maintain accounts with Harbor Funds at an omnibus or plan level: (1) employer-sponsored retirement or benefit plans, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans, and (2) accounts maintained by financial intermediaries, including investment firms, banks and broker-dealers.
2  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

12

Harbor Bond Fund

Fund Summary
Investment Objective
The Fund seeks total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class
Management Fees[1]	0.48%	0.48%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.15%	0.15%
Interest Expense from Sale-Buyback Transactions	0.03%	0.03%
Other Operating Expenses	0.12%	0.12%
Total Annual Fund Operating Expenses	0.63%	0.88%
Fee Waiver and Expense Reimbursement[1]	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[1]	0.54%	0.79%
1  The Adviser has contractually agreed to reduce the management fee to 0.43% on assets between $1 billion and $3 billion and 0.405% on assets greater than $3 billion through February 28, 2019. Additionally, the Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.51% and 0.76% for the Institutional Class and Administrative Class, respectively, through February 28, 2019. Only the Fund’s Board of Trustees may modify or terminate these agreements.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional	$55	$193	$342	$ 778
Administrative	$81	$272	$479	$1,076

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 654%.
Principal Investment Strategy
Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of fixed income instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements (including currency swaps, interest rate swaps, total return swaps, credit default swaps and others, in which the Fund may be either the buyer or the seller). Fixed income instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.
The Fund invests primarily in bonds of corporate and governmental issuers located in the U.S. and foreign countries, including emerging markets.
The Subadviser relies on its own proprietary research and analysis to manage the Fund’s portfolio. The Subadviser uses a top-down strategy to focus on broad factors and monetary conditions. These include:
■	Long-term social, political and demographic trends
■	Cyclical business and economic conditions
■	Current market conditions
The Subadviser selects securities that appear to be most undervalued relative to their risk and potential return characteristics. In analyzing the relative attractiveness of sectors, the Subadviser considers the narrowing or widening of yields compared with yields for government and other sectors.
The Fund may invest up to 30% of its total assets in non-U.S. dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. Foreign currency exposure (from non-U.S. dollar denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets. The Fund also may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment-grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity). The Fund may invest up to 10% of its total assets in preferred stock, convertible securities and other equity related securities.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short selling, which is the sale by the Fund of a borrowed security. Because the Fund is obligated to replace the borrowed security, the Fund would benefit from the short sale if the price of the security declines before it is replaced.
The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The total return sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.
Credit Quality: The Fund invests primarily in investment-grade debt securities, but may invest up to 20% of its total assets in below investment-grade securities, commonly referred to as “high-yield”

13

Fund Summary
Harbor Bond Fund

or “junk” bonds, as rated by Moody’s Investor Service, Inc., Standard & Poor’s Rating Services or Fitch, Inc., or, if unrated, as determined by the Fund’s Subadviser.
Duration: The Fund’s average duration, as calculated by the Subadviser, is normally equal to that of its benchmark, plus or minus two years. The duration of the Bloomberg Barclays U.S. Aggregate Bond Index as of December 31, 2017 was 5.98 years. Average duration is a weighted average of all bond durations in the Fund’s portfolio, and is an approximate measure of the sensitivity of the market value of the Fund’s holdings to changes in interest rates. If the Fund’s duration is longer than the market’s duration, the Fund would be expected to experience a greater change in the value of its assets when interest rates are rising or falling than would the market as a whole. The average duration of the Fund’s portfolio was 3.94 years as of December 31, 2017.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Convertible Securities Risk: Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A convertible security may also be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party, which could result in a loss to the Fund. Additionally, the Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.
Credit Risk: The issuer or guarantor of a security owned by the Fund could default on its obligation to pay principal or interest or its credit rating could be downgraded. Likewise, a counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation. This risk may be higher for below investment-grade securities.
Currency Risk: The risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.
Derivatives Risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund. Derivatives may also be more volatile than other instruments and may create a risk of loss greater than the amount invested. In addition, certain derivatives may be difficult to value and may be illiquid.
Emerging Markets Risk: The risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Equity Risk: The values of equity or equity-related securities, such as preferred stocks, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
High-Yield Risk: There is a greater risk that the Fund will lose money because it invests in high-yield bonds. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.
Interest Rate Risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are near historic lows, which may increase the Fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its fixed income holdings when the Subadviser may wish to sell or must sell to meet redemptions.
Leveraging Risk: The Fund’s use of certain investments, such as derivative instruments or reverse repurchase agreements, and certain transactions, such as securities purchased on a when-issued, delayed delivery or forward commitment basis, can give rise to leverage within the Fund’s portfolio, which could cause the Fund’s returns to be more volatile than if leverage had not been used.
Liquidity Risk: A particular investment may be difficult to purchase or sell and the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Valuation of investments may be difficult, particularly during periods of market volatility or reduced liquidity and for investments that trade infrequently or irregularly. In these circumstances, among others, an investment may be valued using fair value methodologies that are inherently subjective and reflect good faith judgments based on available information.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or

14

Fund Summary
Harbor Bond Fund

unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.
Mortgage- and Asset-Backed Securities Risk: Mortgage and other asset-backed derivatives in the Fund’s portfolio may have especially volatile prices because the embedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. Mortgage-related securities are also subject to prepayment and extension risks.
Prepayment Risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Short Sales Risk: If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, the Fund’s risk of loss on a short sale is potentially unlimited.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	5.97%	Q2 2009
Worst Quarter	-3.56%	Q3 2008

Average Annual Total Returns — As of December 31, 2017
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Bond Fund
Institutional Class Before Taxes	4.90%	2.31%	4.88%	7.05%	12-29-1987
After Taxes on Distributions	3.37%	0.62%	2.98%	N/A
After Taxes on Distributions and Sale of Fund Shares	2.77%	0.99%	3.07%	N/A
Administrative Class Before Taxes	4.53%	2.04%	4.62%	4.83%	11-01-2002
Comparative Index (reflects no deduction for fees, expenses or taxes)
Bloomberg Barclays U.S. Aggregate Bond^	3.54%	2.10%	4.01%	6.36%
^	Since Inception return based on the inception date of the Institutional Class shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative Class of shares will vary.

15

Fund Summary
Harbor Bond Fund

Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Pacific Investment Management Company LLC (“PIMCO”) has subadvised the Fund since its inception in 1987.
Portfolio Managers
Scott A. Mather Pacific Investment Management Company LLC
Mr. Mather is Chief Investment Officer U.S. Core Strategies and a Managing Director of PIMCO and has managed the Fund since 2014.
Mark R. Kiesel Pacific Investment Management Company LLC
Mr. Kiesel is Chief Investment Officer Global Credit and a Managing Director of PIMCO and has managed the Fund since 2014.
Mihir P. Worah, Ph.D. Pacific Investment Management Company LLC
Mr. Worah is Chief Investment Officer Real Return and Asset Allocation and a Managing Director of PIMCO and has managed the Fund since 2014.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class*
Regular	$1,000	$50,000
Individual Retirement Account (IRA)	$1,000	N/A
Custodial (UGMA/UTMA)	$1,000	N/A
*	Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

16

Harbor Real Return Fund

Fund Summary
Investment Objective
The Fund seeks maximum real return, consistent with preservation of real capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class
Management Fees	0.48%	0.48%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses[1]	0.55%	0.55%
Interest Expense from Sale-Buyback Transactions	0.33%	0.33%
Other Operating Expenses	0.22%	0.22%
Total Annual Fund Operating Expenses[1]	1.03%	1.28%
Expense Reimbursement[2]	(0.18)%	(0.18)%
Total Annual Fund Operating Expenses After Expense Reimbursement[1],[2]	0.85%	1.10%
1  Restated to reflect current fees.
2  The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.52% and 0.77% for the Institutional Class and Administrative Class, respectively, through February 28, 2019. Only the Fund’s Board of Trustees may modify or terminate this agreement.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional	$ 87	$310	$551	$1,243
Administrative	$112	$388	$685	$1,529

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 758%.
Principal Investment Strategy
Under normal market conditions, the Fund expects to invest at least 80% of its net assets, plus borrowings for investment purposes, in inflation-indexed bonds of varying maturities issued by the U.S. government, non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of fixed income securities.
Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure for U.S. Treasury Inflation-Protected Securities (“TIPS”). Inflation-indexed bonds issued by foreign governments are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.
The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. Foreign currency exposure (from non-U.S. dollar denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets. The Fund also may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment-grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity).
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements (including currency swaps, interest rate swaps, total return swaps, credit default swaps and others, in which the Fund may be either the buyer or the seller), or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may, without limitation, seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy-backs or dollar rolls). The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short selling, which is the sale by the Fund of a borrowed security. Because the Fund is obligated to replace the borrowed security, the Fund would benefit from the short sale if the price of the security declines before it is replaced. The Fund may also invest up to 10% of its total assets in preferred stocks.
Credit Quality: The Fund invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in below investment-grade securities, commonly referred to as “high-yield” or “junk” bonds. For all securities other than mortgage-related securities, the Fund may invest in below investment-grade securities only if they are rated B or higher by Moody’s, S&P or Fitch, or, if unrated, determined to be of comparable quality. For mortgage-related securities, the Fund may invest in securities of any credit quality, including those rated below B.
Duration: The average portfolio duration of this Fund, as calculated by the Subadviser, normally varies within three years (plus or minus) of the duration of the Bloomberg Barclays U.S. TIPS Index, which as of December 31, 2017 was 7.66 years. Average duration is a weighted average of all fixed income security durations in the Fund’s portfolio, and is an approximate measure of the sensitivity

17

Fund Summary
Harbor Real Return Fund

of the market value of the Fund’s holdings to changes in interest rates. If the Fund’s duration is longer than the market’s duration, the Fund would be expected to experience a greater change in the value of its assets when interest rates are rising or falling than would the market as a whole. The average duration of the Fund’s portfolio was 7.25 years as of December 31, 2017.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Credit Risk: The issuer or guarantor of a security owned by the Fund could default on its obligation to pay principal or interest or its credit rating could be downgraded. Likewise, a counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation. This risk may be higher for below investment-grade securities.
Currency Risk: The risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.
Derivatives Risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund. Derivatives may also be more volatile than other instruments and may create a risk of loss greater than the amount invested. In addition, certain derivatives may be difficult to value and may be illiquid.
Emerging Markets Risk: The risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Interest Rate Risk: As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its fixed income holdings when the Subadviser may wish to sell or must sell to meet redemptions.
A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including U.S. Treasury inflation protected securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations. Interest rates in the U.S. are near historic lows, which may increase the Fund’s exposure to risks associated with rising rates.
Leveraging Risk: The Fund’s use of certain investments, such as derivative instruments or reverse repurchase agreements, and certain transactions, such as securities purchased on a when-issued, delayed delivery or forward commitment basis, can give rise to leverage within the Fund’s portfolio, which could cause the Fund’s returns to be more volatile than if leverage had not been used.
Liquidity Risk: A particular investment may be difficult to purchase or sell and the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Valuation of investments may be difficult, particularly during periods of market volatility or reduced liquidity and for investments that trade infrequently or irregularly. In these circumstances, among others, an investment may be valued using fair value methodologies that are inherently subjective and reflect good faith judgments based on available information.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.
Mortgage- and Asset-Backed Securities Risk: Mortgage and other asset-backed derivatives in the Fund’s portfolio may have especially volatile prices because the embedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. Mortgage-related securities are also subject to prepayment and extension risks.
Prepayment Risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

18

Fund Summary
Harbor Real Return Fund

Short Sales Risk: If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, the Fund’s risk of loss on a short sale is potentially unlimited.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	7.84%	Q1 2009
Worst Quarter	-8.10%	Q2 2013

Average Annual Total Returns — As of December 31, 2017
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Real Return Fund
Institutional Class Before Taxes	3.85%	-0.17%	3.55%	3.91%	12-01-2005
After Taxes on Distributions	2.41%	-1.61%	1.93%	N/A
After Taxes on Distributions and Sale of Fund Shares	2.17%	-0.78%	2.14%	N/A
Administrative Class Before Taxes	3.58%	-0.43%	3.28%	3.64%	12-01-2005
Comparative Index (reflects no deduction for fees, expenses or taxes)
Bloomberg Barclays U.S. TIPS^	3.01%	0.13%	3.53%	3.99%
^	Since Inception return based on the inception date of the Institutional Class shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Pacific Investment Management Company LLC (“PIMCO”) has subadvised the Fund since its inception in 2005.
Portfolio Managers
Mihir P. Worah, Ph.D. Pacific Investment Management Company LLC
Mr. Worah is a Managing Director and Portfolio Manager of PIMCO and has managed the Fund since 2007.

19

Fund Summary
Harbor Real Return Fund

Jeremie Banet Pacific Investment Management Company LLC
Mr. Banet is an Executive Vice President and Portfolio Manager of PIMCO and has managed the Fund since 2015.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class*
Regular	$1,000	$50,000
Individual Retirement Account (IRA)	$1,000	N/A
Custodial (UGMA/UTMA)	$1,000	N/A
*	Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

20

Harbor Money Market Fund

Fund Summary
Investment Objective
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class
Management Fees[1]	0.20%	0.20%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses[2]	0.15%	0.15%
Total Annual Fund Operating Expenses[2]	0.35%	0.60%
Fee Waiver and Expense Reimbursement[1]	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[1],[2]	0.28%	0.53%
1  The Adviser has contractually agreed to reduce the management fee to 0.18% through February 28, 2019. Additionally, the Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.28% and 0.53% for the Institutional Class and Administrative Class, respectively, through February 28, 2019. Only the Fund’s Board of Trustees may modify or terminate these agreements.
2  Restated to reflect current fees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional	$29	$105	$189	$436
Administrative	$54	$185	$328	$743
Principal Investment Strategy
The Fund will invest 99.5% or more of its total assets in cash, “government securities” and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash or government securities) so as to qualify as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended (the “Investment Company Act”). “Government securities,” as defined under the Investment Company Act and interpreted, include securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities. The Subadviser selects securities for the Fund’s portfolio by focusing on securities that appear to offer the best relative value based on an analysis of their credit quality and interest rate sensitivity.
Maximum Maturity: The Fund maintains a dollar-weighted average maturity (WAM) of 60 days or less and a dollar-weighted average life (WAL) of 120 days or less. The securities held in the Fund’s portfolio have remaining maturities of 397 days or less. The weighted average maturity of the Fund’s portfolio was 38 days as of December 31, 2017.
Principal Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Principal risks include:
Credit Risk: The issuer or guarantor of a security owned by the Fund could default on its obligations to pay principal or interest or its credit rating could be downgraded. Likewise, a counterparty to a repurchase agreement owned by the Fund could default on its obligation.
Interest Rate Risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its fixed income holdings when the Subadviser may wish to sell or must sell to meet redemptions.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.
Repurchase Agreement Risk: In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligation to repurchase the security underlying the repurchase agreement, the Fund may lose money or incur costs arising from exercising its rights under the agreement. If the counterparty fails to fulfill its obligation to repurchase the security and the market value of the security declines, the Fund may lose money. Repurchase agreements are subject to credit risk.
Selection Risk: The Subadviser’s judgment about the attractiveness or value of a particular security may be incorrect.
Stable Net Asset Value Risk: The Fund may not be able to maintain a net asset value (“NAV”) per share of $1.00 at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which may adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
U.S. Government Securities Risk: Securities issued or guaranteed by U.S. government agencies or government-sponsored entities

21

Fund Summary
Harbor Money Market Fund

may not be backed by the full faith and credit of the U.S. government. As a result, no assurance can be given that the U.S. government will provide financial support to these securities or issuers (such as securities issued by the Government National Mortgage Association, the Federal National Mortgage Association, or the Federal Home Loan Mortgage Corporation). Although certain government securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would delay or prevent the payment of interest or principal. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future and, in these circumstances, the Fund’s returns may be adversely affected.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information, including the Fund’s current 7-day SEC yield, please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Effective March 1, 2016, the Fund changed its principal investment strategies. The past performance data in the bar chart and table reflect the Fund’s prior principal investment strategies.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	0.88%	Q1 2008
Worst Quarter	0.01%	Q4 2011

Average Annual Total Returns — As of December 31, 2017
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Money Market Fund
Institutional Class	0.85%	0.28%	0.44%	3.20%	12-29-1987
Administrative Class	0.84%	0.28%	0.41%	1.11%	11-01-2002
Comparative Index (reflects no deduction for fees, expenses or taxes)
ICE BofAML US 3-Month Treasury Bill Index^	0.85%	0.27%	0.39%	3.31%

Current 7-Day SEC Yield for Period Ended December 31, 2017

Institutional Class	1.16%
Administrative Class	1.16%
^	Since Inception return based on the inception date of the Institutional Class shares.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
BNP Paribas Asset Management USA, Inc. (“BNP”) has subadvised the Fund since its inception in 1987.
Portfolio Manager
Kenneth J. O’Donnell, CFA BNP Paribas Asset Management USA, Inc.
Mr. O’Donnell is a Portfolio Manager of BNP and has managed the Fund since 2003.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

22

Fund Summary
Harbor Money Market Fund

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class*
Regular	$1,000	$50,000
Individual Retirement Account (IRA)	$1,000	N/A
Custodial (UGMA/UTMA)	$1,000	N/A
*	Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

23

Additional Information about the Funds’ Investments

Investment Objectives
Harbor Funds’ Board of Trustees (the “Board of Trustees”) may change a Fund’s investment objective without shareholder approval.

Investment Policies
For each of Harbor Convertible Securities Fund, Harbor High-Yield Bond Fund, Harbor High-Yield Opportunities Fund, Harbor Bond Fund and Harbor Real Return Fund, the Fund’s 80% investment policy may be changed by the Fund upon 60 days’ advance notice to the shareholders.
Harbor Money Market Fund has adopted a policy to invest 99.5% or more of the Fund’s total assets in cash, “government securities” and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash or government securities) so as to qualify as a “government money market fund” under Rule 2a-7 of the Investment Company Act. As a “government money market fund” under Rule 2a-7, the Fund will (1) be permitted to use the amortized cost method of valuation to seek to maintain a $1.00 share price and (2) not be subject to a liquidity fee and/or a redemption gate on fund redemptions. The Board of Trustees has reserved its ability to change this policy with respect to liquidity fees and/or redemption gates, but such change would become effective only after shareholders were provided with specific advance notice of a change in this policy.

Fixed Income Securities
Fixed income securities, as used generally in this Prospectus, includes:
■	securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
■	securities issued or guaranteed by a foreign government, governmental entity, supranational organization or government-sponsored enterprise;
■	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper, issued publicly or through private placements, including Rule 144A securities and Regulation S bonds;
■	preferred stocks;
■	when issued or delayed delivery debt securities;
■	mortgage-backed and other asset-backed securities;
■	inflation-indexed bonds issued both by governments and corporations;
■	structured notes, including hybrid or “indexed” securities and event-linked bonds;
■	loan participations and assignments;
■	bank capital and trust preferred securities;
■	delayed funding loans and revolving credit facilities;
■	bank certificates of deposit, fixed time deposits and bankers’ acceptances; and
■	repurchase agreements on fixed income instruments and reverse repurchase agreements on fixed income instruments.
Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.
Certain fixed-income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, inflation indexed, zero coupon, contingent, deferred, payment in-kind and auction rate features.
Interest rates in the U.S. are near historic lows, which may increase a Fund’s exposure to risks associated with rising rates. The Funds may be subject to heightened interest rate risk because the Federal Reserve has ended its quantitative easing program and has begun, and may continue, to raise interest rates. The recent increase and potential for future increases to the federal funds rate may expose fixed-income markets to heightened volatility and reduced liquidity for certain Fund investments. Interest rates may continue to rise in the future, possibly suddenly and significantly, with unpredictable effects on the financial markets and a Fund’s investments. As a result, such investments may decline in value and/or be difficult to sell at favorable prices to meet fund redemption obligations, causing the value of a Fund’s share price to decline.
24

Additional Information about the Funds’ Investments

Mortgage-Related and Asset-Backed Securities
Mortgage-related securities may be issued by private companies or by agencies of the U.S. government. Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.
Harbor Bond Fund and Harbor Real Return Fund may use mortgage dollar rolls to finance the purchase of additional investments. Dollar rolls expose a Fund to the risk that it will lose money if the additional investments do not produce enough income to cover the Fund’s dollar roll obligations.
For mortgage derivatives and structured securities that have embedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets. Holders of privately issued mortgage-backed securities are dependent on, yet may have limited access to, information enabling them to evaluate the competence and integrity of the underlying originators and mortgage lending institutions.
Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.
Mortgage-related and asset-backed securities are especially sensitive to prepayment and extension risk.
At times, Harbor Bond Fund may invest a large percentage of assets in mortgage-backed and asset-backed securities.

Credit Quality
Securities are investment-grade if:
■	They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization (“NRSRO”).
■	They have received a comparable short-term or other rating.
■	They are unrated securities that the Subadviser believes to be of comparable quality to rated investment-grade securities.
Securities are considered below investment-grade (“junk” bonds) if:
■	They are rated below one of the top four long-term rating categories of a NRSRO.
■	They are unrated securities that the Subadviser believes to be of comparable quality.
If a security receives different ratings, a Fund will treat the security as being rated in the highest (lowest for Harbor High-Yield Bond Fund) rating category. A Fund may choose not to sell securities that are downgraded below the Fund’s minimum acceptable credit rating after their purchase. Each Fund’s credit standards also apply to counterparties to over-the-counter derivative contracts or repurchase agreements, as applicable. An issuer, guarantor or counterparty could suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the Fund’s investment. Credit ratings may not be an accurate assessment of liquidity or credit risk.

GOVERNMENT SECURITIES
“Government securities,” as defined under the Investment Company Act of 1940, as amended (“Investment Company Act”) and interpreted, include securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities. There are different types of government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are therefore riskier than those that are insured or guaranteed by the U.S. Treasury.

Derivative Instruments
Derivative Instruments
Each Fund (except Harbor Money Market Fund) may use derivatives for any of the following purposes:
■	To hedge against adverse changes in the market value of securities held by or to be bought for the Fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.
■	As a substitute for purchasing or selling securities or foreign currencies.
■	To manage the duration of a Fund’s fixed income portfolio.
■	In non-hedging situations, to attempt to profit from anticipated market developments.
In general, a derivative instrument will obligate or entitle a Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index, or other asset. Examples of derivatives are futures contracts, options, forward contracts, hybrid instruments, swaps, caps, collars and floors.
Even a small investment in certain types of derivatives can have a big impact on a Fund’s portfolio interest rate, stock market or currency exposure. Therefore, using derivatives can disproportionately increase a Fund’s portfolio losses and reduce opportunities for gains when interest rates, stock prices or currency
25

Additional Information about the Funds’ Investments

rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as expected to changes in the value of the Fund’s portfolio holdings. If a Fund invests in a derivative instrument, it seeks to manage its derivative position by segregating enough cash or liquid securities that when combined with the value of the position will equal the value of the asset it represents.
Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives also can make a Fund’s portfolio less liquid and harder to value, especially in declining markets. In addition, government legislation or regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

Temporary Positions
In response to extraordinary market, economic or political conditions or other unusual or abnormal circumstances, each Fund may depart from its principal investment strategies by taking large temporary investment positions in cash or investment-grade debt securities.
If a Fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal.

Portfolio Turnover
Harbor Convertible Securities Fund, Harbor Bond Fund and Harbor Real Return Fund may engage in frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholders’ tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance. It is expected that Harbor Bond Fund and Harbor Real Return Fund will have an annualized portfolio turnover rate in excess of 100%. A portfolio turnover rate greater than 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the previous one-year period. Although the higher turnover rate results in higher transaction costs and other expenses for a Fund, each Subadviser believes that the portfolio transactions are in the best interests of shareholders.

Operational Risks
An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, inadequate or failed processes, failure in systems and technology, cybersecurity breaches, changes in personnel and errors caused by third-party service providers. These errors or failures as well as other technological issues may adversely affect the Funds’ ability to calculate their net asset values in a timely manner, including over a potentially extended period, or may otherwise adversely affect a Fund and its shareholders. While the Funds seek to minimize such events through controls and oversight, there may still be failures that could causes losses to a Fund. In addition, similar incidents affecting issuers of securities held by a Fund may negatively impact Fund performance.
26

The Adviser and Subadvisers

The Adviser
Harbor Capital Advisors, Inc. (the “Adviser”) is the investment adviser to Harbor Funds. The Adviser, located at 111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606-4302, is a wholly-owned subsidiary of ORIX Corporation (“ORIX”), a global financial services company based in Tokyo, Japan. ORIX provides a range of financial services to corporate and retail customers around the world, including financing, leasing, real estate and investment banking services. The stock of ORIX trades publicly on both the New York (through American Depositary Receipts) and Tokyo Stock Exchanges.
The combined assets of Harbor Funds and the pension plans managed by the Adviser were approximately $71 billion as of December 31, 2017.
The Adviser employs a “manager-of-managers” approach in selecting and overseeing Subadvisers responsible for the day-to-day management of the assets of the Harbor funds. Subject to the approval of the Board of Trustees, the Adviser establishes, and may modify whenever deemed appropriate, the investment strategies of each Fund. The Adviser also is responsible for overseeing each Subadviser and recommending the selection, termination and replacement of Subadvisers. The Adviser evaluates and allocates each Fund’s assets to one or more Subadvisers.
The Adviser also:
■	Seeks to ensure quality control in each Subadviser’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.
■	Monitors and measures risk and return results against appropriate benchmarks and recommends whether a Subadviser should be retained or changed.
■	Focuses on cost control.
In order to more effectively manage the Funds, Harbor Funds and the Adviser have been granted an order from the Securities and Exchange Commission (“SEC”) permitting the Adviser, subject to the approval of the Board of Trustees, to select Subadvisers not affiliated with the Adviser to serve as portfolio managers for the Harbor funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements with such unaffiliated subadvisers, all without obtaining shareholder approval.
In addition to its investment management services, the Adviser administers Harbor Funds’ business affairs. For the year ended October 31, 2017, as shown in the table, each Fund paid the Adviser an advisory fee for these services. The Adviser has agreed to contractually reduce its advisory fee and/or limit the total operating expenses, excluding interest expense (if any), of each Fund until February 28, 2019, as disclosed in each Fund’s “Fund Summary” section. The Adviser pays a subadvisory fee to each Subadviser out of its own assets. The Funds are not responsible for paying any portion of the subadvisory fee to a Subadviser.
Annual Advisory Fee Rates
(annual rate based on the Fund’s average net assets)
	Actual Advisory Fee Paid	Contractual Advisory Fee
Harbor Convertible Securities Fund	0.62%	0.65% [a]
Harbor High-Yield Bond Fund	0.56	0.60 [b]
Harbor High-Yield Opportunities Fund	N/A [1]	0.60
Harbor Bond Fund	0.45	0.48 [c]
Harbor Real Return Fund	0.48	0.48
Harbor Money Market Fund	0.18	0.20 [d]
[a]	The Adviser has contractually agreed to reduce the management fee to 0.60% through February 28, 2019.
[b]	The Adviser has contractually agreed to reduce the management fee to 0.508% through February 28, 2019.
[c]	The Adviser has contractually agreed to reduce the management fee to 0.43% on assets between $1 billion and $3 billion and 0.405% on assets greater than $3 billion through February 28, 2019.
[d]	The Adviser has contractually agreed to reduce the management fee to 0.18% through February 28, 2019.
[1]	Commenced operations November 1, 2017.
A discussion of the factors considered by the Board of Trustees when approving the investment advisory and investment subadvisory agreements of the Funds is (or will be) available in Harbor Funds’ most recent semi-annual report to shareholders (for the 6-month period ended April 30).
27

The Adviser and Subadvisers

The Subadvisers and Portfolio Managers
Each Fund’s investments are selected by a Subadviser that is not affiliated with the Adviser. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of shares in the Funds.
Harbor Convertible Securities Fund
Shenkman Capital Management, Inc. (“Shenkman Capital”), located at 461 Fifth Avenue, 22nd Floor, New York, NY 10017, serves as Subadviser to Harbor Convertible Securities Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Mark R. Shenkman	2011	Mr. Shenkman founded Shenkman Capital in 1985 and is the President and Co-Chief Investment Officer. Prior to founding Shenkman Capital, he was the President and CIO at First Investors Asset Management. He was also the Co-Manager of High Yield at Lehman Brothers Kuhn Loeb where he established one of Wall Street’s earliest departments dedicated to the research, selling and trading of high yield securities. Prior to this he was a Security Analyst and Portfolio Manager at Fidelity Management & Research Company. Mr. Shenkman began his investment career in 1969.
Justin W. Slatky	2017	Mr. Slatky joined Shenkman Capital in 2011 and is an Executive Vice President, Co-Chief Investment Officer and Senior Portfolio Manager. Prior to joining Shenkman Capital, he was Co-Head and Managing Director of the High Yield Distressed Bond business at Goldman Sachs. Mr. Slatky began his investment career in 1999 as a High-Yield Analyst at Credit Suisse First Boston.
Raymond F. Condon	2011	Mr. Condon joined Shenkman Capital in 2003 and is a Senior Vice President and Portfolio Manager. Prior to joining Shenkman Capital, he served as a Managing Director, Head of Convertible Origination at ABN AMRO Rothschild. Prior to that, Mr. Condon was a Managing Director, Head of Convertible Bonds and Head of Equity Capital Markets at ING Barings. Mr. Condon held various roles at Alex Brown including Managing Director, Manager Convertible Sales, Trading, Research, Equity Capital Markets, and Convertible Origination. He was a Vice President, Convertible and High Yield Sales at Lehman Brothers. He worked in various capacities of sales and trading at Dean Witter Reynolds, Conning & Company and Kidder Peabody. Mr. Condon began his investment career in 1977.
Jordan N. Barrow, CFA	2016	Mr. Barrow joined Shenkman Capital in 2004 and is a Senior Vice President, Credit Analyst and Portfolio Manager. Mr. Barrow began his investment career in 2004.
28

The Adviser and Subadvisers

Harbor High-Yield Bond Fund
Shenkman Capital Management, Inc. (“Shenkman Capital”), located at 461 Fifth Avenue 22nd Floor, New York, NY 10017, serves as Subadviser to Harbor High-Yield Bond Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
Shenkman Capital Management, Inc. employs a team approach. Mr. Shenkman and Mr. Slatky are the Co-Chief Investment Officers of the firm and have responsibility for setting strategies and direction with respect to the firm’s investment operation. Mr. Dobbin, as lead portfolio manager of the Fund, has the primary responsibility for the Fund with the assistance of Messrs. Schweitzer, Kricheff and Wechsler.
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Mark R. Shenkman	2002	Mr. Shenkman founded Shenkman Capital in 1985 and is the President and Co-Chief Investment Officer. Prior to founding Shenkman Capital, he was the President and CIO at First Investors Asset Management. He was also the Co-Manager of High Yield at Lehman Brothers Kuhn Loeb where he established one of Wall Street’s earliest departments dedicated to the research, selling and trading of high yield securities. Prior to this he was a Security Analyst and Portfolio Manager at Fidelity Management & Research Company. Mr. Shenkman began his investment career in 1969.
Justin W. Slatky	2012	Mr. Slatky joined Shenkman Capital in 2011 and is an Executive Vice President, Co-Chief Investment Officer and Senior Portfolio Manager. Prior to joining Shenkman Capital, he was Co-Head and Managing Director of the High Yield Distressed Bond business at Goldman Sachs. Mr. Slatky began his investment career in 1999 as a High-Yield Analyst at Credit Suisse First Boston.
Eric Dobbin	2012	Mr. Dobbin joined Shenkman Capital in 2006 and is a Senior Portfolio Manager. Prior to joining Shenkman Capital, Mr. Dobbin worked for Merrill Lynch as Managing Director, Head of High Yield and Distressed Bond Trading, and prior to that was a Portfolio Manager at Hamilton Partners. Previously, Mr. Dobbin worked for Travelers/Smith Barney as a Portfolio Manager and Head of High Yield Research. Mr. Dobbin began his investment career as a Manager of Financial Analysis at Allied Signal in 1985.
Steven N. Schweitzer	2012	Mr. Schweitzer joined Shenkman Capital in 1996 and is a Senior Vice President, Credit Analyst and Portfolio Manager. Mr. Schweitzer began his investment career in 1996.
Robert S. Kricheff	2015	Mr. Kricheff joined Shenkman Capital in 2013 and is a Portfolio Manager and Global High Yield Strategist. Prior to joining Shenkman Capital, Mr. Kricheff was a Managing Director and the Head of the Americas High Yield Sector Strategy for Credit Suisse. Mr. Kricheff began his investment career in 1987.
Neil Wechsler, CFA	2017	Mr. Wechsler joined Shenkman Capital in 2002 and is a Portfolio Manager and Research Analyst. Prior to joining Shenkman Capital, Mr. Wechsler was a Summer Associate at Goldman Sachs Assets Management, where he worked on their high yield and investment grade research teams. Previously, Mr. Wechsler was an Associate at Credit Lyonnais Securities in their Asset Backed Securities group. Mr. Wechsler began his investment career in 1998 as an Analyst in Duff & Phelps Credit Rating Co.’s Structured Finance group.
29

The Adviser and Subadvisers

Harbor High-Yield Opportunities Fund
Crescent Capital Group LP (“Crescent”), located at 11100 Santa Monica Blvd., Suite 2000, Los Angeles, CA 90025, serves as Subadviser to Harbor High-Yield Opportunities Fund. Mr. Fekete, as lead portfolio manager of the Fund, has primary responsibility for the day-to-day investment decision making for the Fund with the assistance of Messrs. Chen, Slusser, and Fukumoto.
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
John A. Fekete	2017	Mr. Fekete joined Crescent in 2001 and is a Managing Director and a member of Crescent’s Management Committee. He is the Lead Portfolio Manager of Crescent’s High Yield Bond strategy and a Portfolio Manager of the Bank Loan strategy. Prior to joining Crescent, Mr. Fekete was a High-Yield Research Analyst at Triton Partners. Mr. Fekete began his investment career in 1994 as a Credit Analyst at CoreStates Bank.
Conrad E. Chen	2017	Mr. Chen joined Crescent in 2004 and is a Managing Director and Portfolio Manager. Prior to joining Crescent, he was an Associate with Standard Capital Group, Inc., an investment banking firm specializing in middle market debt and equity financings. Mr. Chen began his investment career in 1996 as a Mergers and Acquisitions Analyst with Gleacher & Co.
Ross M. Slusser	2017	Mr. Slusser joined Crescent in 2000 and is a Managing Director and Head of Research for Crescent’s Capital Markets strategies. Prior to joining Crescent, he was involved in corporate finance in the energy and utility industries at Union Bank of California. His primary focus was on the origination side, although he also spent time syndicating energy and utility credits to other financial institutions. Mr. Slusser began his investment career 1995.
Scott K. Fukumoto	2017	Mr. Fukumoto joined Crescent in 2002 and is a Managing Director and Trader. He is responsible for trading both corporate bonds and credit derivatives. Prior to joining Crescent, Mr. Fukumoto worked for Wilshire Associates Incorporated as a Performance Analyst. Mr. Fukumoto began his investment career in 2000.

Harbor Bond Fund
Pacific Investment Management Company, LLC (“PIMCO”), located at 650 Newport Center Drive, Newport Beach, CA 92660, serves as Subadviser to Harbor Bond Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Scott A. Mather	2014	Mr. Mather joined PIMCO in 1998 and is Chief Investment Officer U.S. Core Strategies and a Managing Director. He is a member of the Investment Committee and a Generalist Portfolio Manager. Mr. Mather also oversees ESG portfolio integration in the U.S. Previously he was Head of Global Portfolio Management. Before that, he led portfolio management in Europe, managed euro and pan-European portfolios and worked closely with many Allianz-related companies. He also served as a managing director of Allianz Global Investors KAG. Prior to these roles, Mr. Mather co-headed PIMCO’s mortgage- and asset-backed securities team. Prior to joining PIMCO, he was a fixed income trader specializing in mortgage-backed securities at Goldman Sachs. Mr. Mather began his investment career in 1995.
30

The Adviser and Subadvisers

Harbor Bond Fund — continued
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Mark R. Kiesel	2014	Mr. Kiesel joined PIMCO in 1996 and is the Chief Investment Officer Global Credit and a Managing Director. He is a member of the Investment Committee, a Generalist Portfolio Manager and the Global Head of Corporate Bond Portfolio Management, with oversight for the firm’s investment grade, high yield, bank loan, municipal and insurance business as well as credit research. Mr. Kiesel previously served as PIMCO’s Global Head of Investment Grade Corporate Bonds and as a Senior Credit Analyst. Mr. Kiesel began his investment career in 1992.
Mihir P. Worah, Ph.D.	2014	Mr. Worah began his career in the investment industry when he joined PIMCO in 2001. Mr. Worah is Chief Investment Officer Asset Allocation and Real Return and a Managing Director at PIMCO. He is a member of the Investment Committee and the Executive Committee, and oversees portfolio management for the U.S. Prior to joining PIMCO, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter.

Harbor Real Return Fund
Pacific Investment Management Company, LLC (“PIMCO”), located at 650 Newport Center Drive, Newport Beach, CA 92660, serves as Subadviser to Harbor Real Return Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Mihir P. Worah, Ph.D.	2007	Mr. Worah began his career in the investment industry when he joined PIMCO in 2001. Mr. Worah is Chief Investment Officer Asset Allocation and Real Return and a Managing Director at PIMCO. He is a member of the Investment Committee and the Executive Committee, and oversees portfolio management for the U.S. Prior to joining PIMCO, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter.
Jeremie Banet	2015	Mr. Banet joined PIMCO in 2011 and is an Executive Vice President and a Portfolio Manager on the Real Return Team. Prior to joining PIMCO, he traded inflation-linked investments at Nomura Fixed Income. Prior to that, he was with BNP Paribas as Head of U.S. Inflation Trading. Mr. Banet began his investment career in 2000.
31

The Adviser and Subadvisers

Harbor Money Market Fund
BNP Paribas Asset Management USA, Inc.(“BNPP AM US”), located at 200 Park Avenue, 11th Floor, New York, NY 10166, serves as Subadviser to Harbor Money Market Fund. The portfolio manager is primarily responsible for the day-to-day investment decision making for the Fund.
PORTFOLIO MANAGER	SINCE	PROFESSIONAL EXPERIENCE
Kenneth J. O’Donnell, CFA	2003	Mr. O’Donnell joined BNPP AM US in 2002 and is the Head of Short Duration Fixed Income and a Senior Portfolio Manager for short duration strategies. Prior to joining BNPP AM US, he worked at Standish Mellon Asset Management where he held roles in the various segments of the fixed income group, including high yield and securitized trading. Mr. O’Donnell began his investment career in 1998.
32

The Adviser and Subadvisers

Crescent High Yield Bond Composite Performance Information
The following table presents the past performance of a composite of certain accounts managed by Crescent, the Subadviser to Harbor High-Yield Opportunities Fund. The Crescent High Yield Bond Composite (the “Composite”) is comprised of all accounts under discretionary management by Crescent that have investment objectives, policies and strategies substantially similar to those of the Fund. Except to the extent net performance has been adjusted to reflect the operating costs of the Fund, Crescent has prepared and presented to Harbor the historical performance for the Composite for the periods from January 2011 through December 2017, calculated in compliance with the Global Investment Performance Standards (GIPS®).
Returns include the reinvestment of interest, dividends and any other distributions. The GIPS method for computing historical performance differs from the SEC’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the Composite and certain other expenses that would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Crescent in managing portfolios with substantially similar investment objectives, policies and strategies to those of the Fund. To calculate the performance of the Composite net of all operating expenses, the estimated net Fund operating expenses payable by the Institutional, Retirement, Administrative, and Investor Class shares of the Fund for the fiscal year ending October 31, 2018, as applicable, were used.
The historical performance of the Composite is not that of Harbor High-Yield Opportunities Fund and is not necessarily indicative of the Fund’s future results. The Fund commenced operations on November 1, 2017 and the Fund’s actual performance may vary significantly from the past performance of the Composite. While the accounts comprising the Composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund’s shares and the Fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, none of the accounts currently comprising the Composite are subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the accounts in the Composite, they may have had an adverse effect on the performance results of the Composite.

Crescent High Yield Bond composite*
	Average Annual Total Returns For the Periods Ended December 31, 2017:
Composite*	1 Year	3 Years	5 Years	Since Inception
Composite net of all Institutional Class operating expenses	5.91%	5.56%	5.26%	6.27%
Composite net of all Retirement Class operating expenses	6.00	5.64	5.34	6.36
Composite net of all Administrative Class operating expenses	5.65	5.30	5.00	6.01
Composite net of all Investor Class operating expenses	5.52	5.17	4.87	5.88
Composite gross of all operating expenses	6.69	6.33	6.03	7.05
ICE BofAML US High Yield Index (H0A0)**	7.48	6.39	5.80	6.94

	Calendar Year Total Returns For the Periods Ended December 31:
	2011	2012	2013	2014	2015	2016	2017
Composite net of all Institutional Class operating expenses	4.17%	13.73%	7.48%	2.21%	-1.88%	13.18%	5.91
Composite net of all Retirement Class operating expenses	4.25	13.82	7.56	2.30	-1.80	13.27	6.00
Composite net of all Administrative Class operating expenses	3.91	13.45	7.21	1.96	-2.12	12.89	5.65
Composite net of all Investor Class operating expenses	3.79	13.31	7.08	1.84	-2.24	12.76	5.52
Composite gross of all operating expenses	4.93	14.57	8.27	2.96	-1.16	14.01	6.69
ICE BofAML US High Yield Index (H0A0)**	4.38	15.58	7.42	2.50	-4.64	17.49	7.48

*	This is not the performance of Harbor High-Yield Opportunities Fund. As of December 31, 2017, the Composite was composed of 9 accounts, totaling approximately $2.3 billion. The inception date of the Composite was January 1, 2011.
**	The ICE BofAML US High Yield Index (H0A0) tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. This unmanaged index does not reflect fees and expenses and is not available for direct investment.
33

Your Harbor Funds Account
Choosing a Share Class

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 800-422-1050 or visit our website at harborfunds.com.
Each of the Harbor funds has multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the Funds’ separate share classes have different expenses and, as a result, their investment performances will differ. Harbor Funds, the Adviser, Harbor Funds Distributors, Inc. (the “Distributor”) and Harbor Services Group, Inc. (“Shareholder Services”) do not provide investment advice or recommendations or any form of tax or legal advice to existing or potential shareholders with respect to investment transactions involving the Funds. When choosing a share class, you should consider the factors below:
Institutional Class	Institutional Class shares are available to individual and institutional investors.
■ No 12b-1 fee
■ Transfer agent fee of up to 0.09% of average daily net assets
■ $1,000 minimum investment in each Fund

Retirement Class	Harbor Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund do not offer Retirement Class shares. Retirement Class shares are available to individual and institutional investors.
■ No 12b-1 fee and no intermediary fee of any kind paid by the Fund
■ Transfer agent fee of up to 0.01% of average daily net assets
■ No minimum investment in each Fund for the following types of institutional investors that maintain accounts with Harbor Funds at an omnibus or plan level: (1) employer-sponsored retirement or benefit plans, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans, and (2) accounts maintained by financial intermediaries, including investment firms, banks and broker-dealers
■ $1,000,000 minimum investment in each Fund for all other types of accounts, including individual accounts, personal plans such as Individual Retirement Accounts (IRAs), SEP IRAs, Simple IRAs and individual 403(b) plans, and institutional accounts that are not maintained by a financial intermediary at an omnibus or plan level with Harbor Funds
■ The Harbor Target Retirement Funds are not eligible to invest in the Retirement Class.

Administrative Class	Administrative Class shares are available only to employer-sponsored retirement or benefit plans and other non-retirement accounts maintained by financial intermediaries. Employer-sponsored retirement and benefit plans include: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans. Administrative Class shares are not available through personal plans, such as individual retirement accounts (IRAs), SEP IRAs, Simple IRAs or individual 403(b) plans, unless investing through an account maintained by a financial intermediary.
■ 12b-1 fee of up to 0.25% of average daily net assets
■ Transfer agent fee of up to 0.09% of average daily net assets
■ $50,000 minimum investment in each Fund for accounts maintained by financial intermediaries
■ No minimum investment for employer-sponsored retirement or benefit plans

Investor Class	Harbor Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund do not offer Investor Class shares. Investor Class shares are available to individual and institutional investors.
■ 12b-1 fee of up to 0.25% of average daily net assets
■ Transfer agent fee of up to 0.21% of average daily net assets
■ $2,500 minimum investment in each Fund for regular accounts
■ $1,000 minimum investment in each Fund for IRA and UTMA/UGMA accounts
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Your Harbor Funds Account
Choosing a Share Class

Meeting the minimum investment for a share class means you have purchased and maintained shares with a value at the time of purchase that is at least equal to that minimum investment amount. Redemptions out of your account can cause your account to fail to meet the minimum investment amount requirement. Changes in the market value of your account alone will not cause your account to either meet the minimum investment amount or fall below the minimum investment amount. See “Accounts Below Share Class Minimums.”

Distribution and Service (12b-1) Fees
Harbor Funds has adopted a distribution plan for each Fund’s Administrative  and Investor Classes of shares in accordance with Rule 12b-1 under the Investment Company Act. Under each plan, the Funds pay distribution and service fees to the Distributor for the sale, distribution and servicing of the Administrative  and Investor Class shares. All or a substantial portion of these fees are paid to financial intermediaries, such as broker-dealers, banks and trust companies, that maintain accounts in Harbor Funds for their customers. Because the Funds pay these fees out of the Administrative  and Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment in Administrative  and Investor Class shares and may cost you more than paying other types of sales charges.

Transfer Agent Fees
The Funds pay Shareholder Services transfer agent fees (specified above) on a per-class basis for its services as shareholder servicing agent for each Fund. For each class except for the Retirement Class of shares, Shareholder Services uses a portion of these fees to pay unaffiliated financial intermediaries for providing certain recordkeeping, subaccounting and/or similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. These fees may consist of per fund or per sub-account charges that are assessed on a periodic basis (i.e., quarterly) and/or an asset based fee that is determined based upon the value of the assets maintained by the financial intermediary.

Investing Through a Financial Intermediary
You may purchase Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in the Funds directly.
The Distributor and Shareholder Services have contracted with certain intermediaries to accept and forward purchase orders to the Funds on your behalf. These contracts may permit a financial intermediary to forward the purchase order and transmit the funds for the purchase order to Harbor Funds by the next business day. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.
The Distributor, Shareholder Services and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Institutional, Administrative and/or Investor Classes of shares of the Funds and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Institutional, Administrative and/or Investor Classes of shares of the Funds through accounts that are maintained by the financial intermediaries. The Adviser and/or its affiliates may pay additional compensation, out of their own assets and not as an expense to a Fund, to unaffiliated financial intermediaries to reimburse certain administrative expenses of financial intermediaries related to the setup and maintenance of a Fund or share class on the intermediary’s system. As a result, these financial intermediaries could be incentivized to recommend shares of Harbor Funds over shares of another mutual fund that either does not compensate the financial intermediary or compensates the intermediary at lower levels.
Harbor Funds, the Adviser, the Distributor, Shareholder Services and their respective trustees, directors, officers, employees and agents are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions that are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day or prior to the deadline established between Harbor and the intermediary (i.e., on a trade date plus one [T+1] basis).
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Your Harbor Funds Account
Minimum Investment Exceptions

Institutional Class
Harbor Funds may, in its discretion, waive or lower the investment minimum for the Institutional Class of any Harbor Fixed Income Fund.

Administrative Class
You may purchase Administrative Class shares, notwithstanding the $50,000 minimum investment amount, if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.
(a)	Employer-sponsored retirement or benefit plans, including: qualified retirement plans, plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, profit-sharing plans, cash balance plans, money purchase pension plans, nonqualified deferred compensation plans and retiree health benefit plans.
(b)	Omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the investment minimum amount within a reasonable period of time as determined by the Distributor.

Investor Class
Harbor Funds may, in its discretion, waive or lower the investment minimum for the Investor Class of any Harbor fund.
36

Your Harbor Funds Account
How to Purchase Shares

Harbor Funds will not accept cash, money orders, cashier’s checks, official checks, starter checks, third-party checks, credit card convenience checks, traveler’s checks or checks drawn on banks outside the U.S.
Harbor Funds does not issue share certificates.
All orders to purchase shares received in good order by Harbor Funds or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Funds. Checks and funds sent by wire or Automated Clearing House (“ACH”) for direct purchases must be received by Harbor Funds prior to the close of regular trading of the NYSE to receive that day’s share price. See “Through a Financial Intermediary” if you are purchasing through a financial intermediary.
Harbor Funds at all times reserves the right to reject any purchase for any reason without prior notice, including if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about Harbor Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Harbor Funds reserves the right to verify the accuracy of the submitted banking information (ACH, wire) prior to activation of the banking instructions on your account. The verification may take as long as 10 business days.
The Funds are available for sale in all 50 United States, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
Harbor Funds
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
Open a new account	Add to an existing account
Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.	Mail a completed Letter of Instruction or an Additional Investments form (available from harborfunds.com/forms). The Additional Investments form was also included with your most recent confirmation statement.
Make your check payable to: “Harbor Funds.”
Shares purchased by check may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 10 business days after the purchase of such shares to make sure the funds from your account have cleared.
If your check does not clear for any reason, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future purchases.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
Add to an existing account
You may submit orders for the purchase of additional shares via our automated telephone service 24 hours a day or by contacting a Shareholder Services Representative during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future telephone purchases.
Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.
If you are unable to access our automated telephone service or a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our website.
You must have banking instructions already established on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, call a Shareholder Services Representative at 800-422-1050 to request an Account Services form to add these instructions to your account or you may download the form from our website at harborfunds.com. You may also establish banking instructions online if you are registered for online access.
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Your Harbor Funds Account
How to Purchase Shares

By Wire
Wire to:
State Street Bank and
Trust Company
Boston, MA
ABA#: 0110 0002 8
Acct: DDA #3018-065-7 Supply Fund name, share class, account registration and account number
Open a new account	Add to an existing account
Send the completed account application to Shareholder Services at the address listed under “By Mail.”	Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.
Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.
Call a Shareholder Services Representative at 800-422-1050 if you are sending a wire of $100,000 or more.

By Internet
Visit our website at:
harborfunds.com
Please make note of your confirmation number when transacting via the Internet.
Add to an existing account
If you have established online access for your account, you may submit an order to purchase shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Payment for purchase of shares through the Internet may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future Internet purchases.
Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours, use our automated telephone service 24 hours a day or send the purchase request by mail.
You must have banking instructions already established on your account to purchase shares through the online account access system. If banking instructions were not established at the time you opened your account, you may add them to your account via the online account access system or you may download the Account Services form from our website and send it by mail.
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Your Harbor Funds Account
How to Exchange Shares

An exchange is a redemption of shares from one Harbor fund and a purchase of shares into another Harbor fund and may be subject to a redemption fee. Please refer to “How to Sell Shares” for a description of the redemption fee.
Exchanges are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss.
Class-to-class exchanges within the same Fund, however, are generally not taxable.
All orders to exchange shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Funds.
The exchange privilege is not intended as a means for short-term or excessive trading. Harbor Funds at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to a Fund. For more information about Harbor Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each Harbor fund. You should consider the differences in investment objectives and expenses of a Harbor fund before making an exchange.
Harbor Funds may change or terminate its exchange policy on 60 days’ prior notice.
Institutional CLASS SHAREHOLDERS
This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.
If you are an original shareholder (a shareholder of any Harbor fund as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor fund.
If you are not an original shareholder, you must meet the minimum initial investment requirements for each Fund.
In addition, you may exchange your shares of the Institutional Class for shares of the Retirement Class of another Harbor fund subject to the eligibility and minimum investment requirements for the Fund to be acquired.
Retirement CLASS SHAREHOLDERS
The Retirement Class of shares is available to both individual and institutional investors who meet the minimum investment and other eligibility requirements.
You may exchange your shares of the Retirement Class for Retirement Class shares of any other Harbor fund. In addition, you may exchange your shares of the Retirement Class for shares of the Institutional, Administrative or Investor Class of another Harbor fund subject to the eligibility and minimum investment requirements for the Fund and class to be acquired.
Administrative CLASS SHAREHOLDERS
You may exchange your shares of the Administrative Class for Administrative Class shares of any other Harbor fund available through your retirement plan or financial intermediary. In addition, you may exchange your shares of the Administrative Class for shares of either the Institutional or Investor Class of another Harbor fund if such class of shares is available through your retirement plan or financial intermediary.
Investor CLASS SHAREHOLDERS
If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor fund and for Institutional Class shares of any Harbor fund that does not currently offer Investor Class shares. Your exchanges out of any Harbor fund that does not currently offer Investor Class shares into another Harbor fund would be subject to the eligibility and minimum investment requirements for the Fund and class to be acquired.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
Harbor Funds
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
You may mail an exchange request to Shareholder Services. Indicate the name of the Fund, the share class, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the account holder’s name(s) appear on the account registration.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.
39

Your Harbor Funds Account
How to Exchange Shares

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
If your account has telephone exchange privileges, you may submit an order to exchange shares via our automated telephone service 24 hours a day or by contacting a Shareholder Services Representative during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
If you are unable to access our automated telephone service or reach a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our website.

By Internet
Visit our website at:
harborfunds.com
Please make note of your confirmation number when transacting via the Internet.
If your account has Internet exchange privileges, you may submit an order to exchange shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours, use our automated telephone service 24 hours a day or send the exchange request by mail.
40

Your Harbor Funds Account
How to Sell Shares

Redemptions are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.
Harbor Funds and Shareholder Services do not pay interest on redemption proceeds.
A Medallion signature guarantee may be required. See “Shareholder and Account Policies” for more information.
All orders to sell shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Harbor Funds has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via ACH to the current banking instructions already on file.
The length of time Harbor Funds typically expects to pay proceeds from redemption requests varies based on the method by which you elect to receive the proceeds. Harbor Funds typically expects to pay redemption proceeds as follows: (i) for proceeds by check, Harbor Funds typically expects to mail the check by the next business day following the receipt of a redemption request that is in good order; (ii) for proceeds by wire, Harbor Funds typically expects to pay proceeds by the next business day following the receipt of a redemption request that is in good order; and (iii) for proceeds by ACH, Harbor Funds typically expects to transfer the proceeds to the shareholder’s bank on the next business day following the receipt of the redemption request which will be made available to the redeeming shareholder on the second business day. For redemption requests settled through the National Securities Clearing Corporation, Harbor Funds typically expects the redemption transaction to settle (and proceeds to be paid) the next business day following the receipt of the redemption request in good order. For redemptions through an intermediary, Harbor Funds typically expects to pay redemption proceeds to the intermediary in accordance with the preceding statement. As previously noted, payments of redemption proceeds may take up to seven days, as permitted by law.
If withholding information on IRA redemption requests is not specified, Harbor Funds will withhold the mandatory federal amount (currently 10%) and any applicable state amount.
For information about Harbor Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Redemption proceeds, except for IRA redemption proceeds, sent by check that are not cashed within 180 days may be reinvested (without interest), in your account in the same Fund from which they were redeemed at the current day’s net asset value (“NAV”). Redemption proceeds that are reinvested are subject to the risk of loss like any Fund investment. Additionally, if redemption checks are not cashed within 180 days, your account options will be changed to have future dividend and capital gains distributions reinvested.
REDEMPTION FEE
Harbor Convertible Securities Fund, Harbor High-Yield Bond Fund, and Harbor High-Yield Opportunities Fund each charge a 1% redemption fee on shares that are redeemed before they have been held for 90 days, including when shares are redeemed by exchange to another Harbor fund. The redemption fee is paid directly to the Fund to help offset, at least in part, the transaction costs directly and indirectly incurred by the Fund as a result of short-term trading and to protect long-term shareholders of the Fund by allocating some of these costs to redeeming shareholders.
The redemption fee does not apply to the following types of accounts: (i) employer-sponsored retirement plans that do not have or do not report to the Fund sufficient information to impose redemption fees on participant accounts; (ii) wrap programs, model-based programs and other fee-based programs; and (iii) omnibus accounts of financial intermediaries where the financial intermediary does not impose redemption fees on the underlying customer accounts due to system or other constraints.
In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts due to the disability or health of the shareholder; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Fund; (iv) redemptions requested in connection with the settlement of an estate due to the death of the shareholder; (v) shares acquired through reinvestment of dividend or capital gains distributions; (vi) redemptions initiated through an automatic withdrawal plan; (vii) redemptions pursuant to an automatic rebalancing or asset allocation program established with Harbor Funds; (viii) transactions involving the transfer of shares from one account to another account of the same shareholder in the same Fund and the conversion of shares from one class to another class in the same Fund; (ix) transactions initiated by a plan sponsor; and (x) a redemption of shares effected to correct an error on the part of the account owner made when purchasing those shares (e.g., the account owner purchased into the wrong Fund), provided the account owner notifies Harbor Funds promptly of the error and Harbor Funds determines, in its sole discretion, that the error is bona fide.
Redemption fees withheld by financial intermediaries are paid to the respective Fund. If you purchase Fund shares through a financial intermediary, please contact the intermediary for more information on whether the redemption fee would be applied to redemptions of your shares.
41

Your Harbor Funds Account
How to Sell Shares

For the purpose of determining whether the redemption fee applies, Harbor Funds will redeem your shares on a “first-in, first-out” (FIFO) basis, which means that shares with the longest holding period will be redeemed first and shares with the shortest holding period will be redeemed last. The Fund reserves the right to waive redemption fees for certain transactions or categories of investors when the Adviser believes such waiver to be in the best interest of the Fund. Other than as set forth above with respect to Harbor Money Market Fund’s ability to impose liquidity fees and/or redemption gates, each Fund may modify its redemption policies at any time without giving advance notice to shareholders.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
Harbor Funds
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
You may mail a written redemption request to Shareholder Services. State the name of the Fund, the class of shares and number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
If your account has telephone redemption privileges, you may submit an order to redeem shares via our automated telephone service 24 hours a day or by contacting a Shareholder Services Representative during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.
Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.
If you are unable to access our automated telephone service or reach a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our website.

By Internet
Visit our website at:
harborfunds.com
Please make note of your confirmation number when transacting via the Internet.
If your account has Internet redemption privileges, you may submit an order to redeem shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Redemptions through the Internet will be paid by check, wire or ACH transfer only to the address or bank account of record.
Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours, use our automated telephone service 24 hours a day or send the redemption request by mail.
42

Shareholder and Account Policies

Transaction and Account Policies
Important Information About Opening an Account
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including Harbor Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, unless this information is collected by the broker/dealer or other financial intermediary pursuant to an agreement, Harbor Funds must obtain the following information for each person that opens a new account:
■	Name;
■	Date of birth (for individuals);
■	Residential or business street address (although post office boxes may be used as a mailing address); and
■	Social Security number, taxpayer identification number or other identifying number.
You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other legal entities.
Effective May 11, 2018, legal entity customers will be required to provide the name, date of birth, address and social security number (or other government identification number such as a passport number or other similar information in the case of foreign persons) of individual(s) who own 25% or more of the equity interest of the legal entity, as applicable, and an individual with significant responsibility to control, manage or direct the legal entity at the time that a new account is opened.
Federal law prohibits Harbor Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, Harbor Funds may restrict your ability to purchase additional shares until your identity is verified. Harbor Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. If the NAV on the redemption date is lower than the NAV on your original purchase date, you will receive less than your original investment amount when the account is closed.

Rights Reserved by Harbor Funds
Harbor Funds reserves the following rights: (1) to accept initial purchases by telephone, the Internet or mail; (2) to refuse any purchase or exchange order for any reason; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering a Fund’s shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed if a Fund or its agent is unable to verify the identity of the person(s) or entity opening an account or becomes aware of information regarding a shareholder or shareholder’s account, which indicates that the identity of the shareholder can no longer be verified.
These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund or if required by law.
If the NYSE is closed because of inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, Harbor Funds reserves the right to treat such day as a business day and accept purchase and redemption orders until (and calculate a Fund’s NAV as of) the normally scheduled close of regular trading on the NYSE for that day.

Important Information Regarding State Escheatment Laws
Mutual fund accounts can be considered abandoned property. States increasingly are looking at inactive mutual fund accounts as possible abandoned or unclaimed property. Under certain circumstances, Harbor Funds may be legally obligated to escheat (or transfer) an investor’s account to the appropriate state’s unclaimed property administrator. Harbor Funds will not be liable to investors or their representatives for good faith compliance with state unclaimed or abandoned property (escheatment) laws. If you invest in a Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state escheatment laws.
Escheatment laws vary by state, and states have different criteria for defining inactivity and abandoned property. Generally, a mutual fund account may be subject to “escheatment” (i.e., considered to be abandoned or unclaimed property) if the account owner has not initiated any activity in the account or contacted a Fund for an “inactivity period” as specified in applicable state laws. If a Fund is unable to establish
43

Shareholder and Account Policies

contact with an investor, the Fund will determine whether the investor’s account must legally be considered abandoned and whether the assets in the account must be transferred to the appropriate state’s unclaimed property administrator. Typically, an investor’s last known address of record determines the state that has jurisdiction.
Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. Other states may provide similar processes for shareholders.
We strongly encourage you to contact us at least once every year to review your account information. Below are ways in which you can assist us in safeguarding your Fund investments.
■	If you have established online access for your account, log in to your account at harborfunds.com to view your account information. Please note, simply visiting our public website does not establish contact with us under state escheatment laws.
■	Call one of our Shareholder Services Representatives at 800-422-1050, Monday through Friday, from 8:00 a.m. to 6:00 p.m. Eastern time.
■	Take action on letters received in the mail from Harbor Funds concerning account inactivity, outstanding checks and/or escheatment or abandoned property and follow the directions in these letters. To avoid escheatment, we advise that you promptly respond to any such letters.

Excessive Trading/Market-Timing
Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Harbor funds are intended for long-term investment purposes only. Harbor Funds has taken reasonable steps to identify and seek to discourage excessive short-term trading.
Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies, increase expenses, and negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. Certain Funds invest a significant portion of their assets in small cap stocks, stocks of emerging market companies or high-yield bonds. Some of these holdings may not trade every day or may not trade frequently throughout a trading day. As a result, these Funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a Fund’s portfolio securities, as reflected by the Fund’s net asset value on any given day, do not fully reflect the current fair market value of such securities. In the case of Funds that invest primarily in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.
The Board of Trustees has adopted policies and procedures and has authorized Harbor Funds to take the following actions to discourage excessive short-term trading activity in the Funds.
You may make no more than four round trips in the same Fund in any 12-month period. A “round trip” is a purchase into a Fund followed by a redemption out of the same Fund (including by exchange) or a redemption out of a Fund (including by exchange) followed by a purchase into the same Fund within a 30-day period. When a purchase or redemption transaction is paired with another transaction to make one round trip, neither of those transactions is paired with a third transaction to make a second round trip. For example, if a shareholder purchases shares of a Fund on May 1, redeems those shares of the same Fund on May 15 and then purchases shares in the same Fund again on June 5, the shareholder would have engaged in one round trip. The purchase on May 1 would be paired with the redemption on May 15 because the transactions occurred within a 30-day period. However, the redemption on May 15 would not be paired with the purchase on June 5 to create a second round trip because the May 15 redemption already constituted part of the earlier round trip. Different restrictions may apply if you invest through an intermediary.
Harbor Funds will limit, for a period of 60 days, future purchases into a Fund by any investor who makes more than four round trips in the same Fund in a 12-month period. Harbor Funds monitors trading activity in all accounts maintained directly with Harbor Funds. If Harbor Funds discovers what it believes to be excessive trading or market timing activity in any Fund, it may limit future purchases or terminate the exchange privilege on a temporary or permanent basis at any time, including after one round trip. Harbor Funds also may prohibit a shareholder from opening new accounts or adding to existing accounts in any Harbor fund. The trading history of accounts under common ownership or control within any of the Harbor funds may be considered in enforcing these policies. As described under “Pricing of Fund Shares,” Harbor Funds has also implemented fair value pricing procedures, which may have the effect of reducing market timing activity in some Funds. In addition, the Funds reserve the right to reject any
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purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Purchases placed (directly or through a financial intermediary) in violation of the Funds’ exchange limits or excessive trading policy may be rejected by a Fund.
The four round trip limitation imposed under the excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts where the excess is reinvested into the same Funds; (iii) purchases of shares in retirement accounts with participant payroll or employer contributions or loan repayments; (iv) transaction requests submitted by mail to Harbor Funds from shareholders who hold their accounts directly with Harbor Funds (transactions submitted by fax or wire are not considered mail transactions); (v) transactions involving the reinvestment of dividend and capital gains distributions; (vi) transactions initiated through an automatic investment, exchange or withdrawal plan; (vii) transactions pursuant to an automatic rebalancing or asset allocation program established with Harbor Funds; (viii) transactions involving the transfer of shares from one account to another account of the same shareholder in the same Fund and the conversion of shares from one class to another class in the same Fund; (ix) transactions initiated by a plan sponsor; (x) Section 529 College Savings Plans; (xi) Harbor funds that invest in other Harbor funds; (xii) involuntary redemptions of shares to pay Fund or account fees; (xiii) transactions below a dollar amount applicable to all accounts in a Fund that Harbor has determined, in its sole discretion, are not likely to adversely affect the management of the Fund; and (xiv) omnibus accounts maintained by financial intermediaries.
When financial intermediaries establish omnibus accounts with Harbor Funds, Harbor Funds monitors trading activity in the account at the omnibus level. Because activity in the omnibus account represents the aggregate trading activity of the intermediary’s underlying customers, Harbor Funds monitors trading activity in omnibus accounts in a different manner than it does in accounts which Harbor Funds believes are owned directly by the investor. If Harbor Funds detects what it believes may be excessive short-term trading or market timing activity in an omnibus account, Harbor Funds will seek to investigate and take appropriate action. This may include requesting that the intermediary provide its customers’ underlying transaction information so that Harbor Funds can assess whether an underlying customer’s transaction activity was reflective of excessive short-term trading or market timing activity. If necessary, Harbor Funds may limit or prohibit additional purchases of Fund shares by an intermediary or by certain of the intermediary’s customers. Because Harbor Funds normally monitors trading activity at the omnibus account level, Harbor Funds may not be able to detect or prevent excessive short-term trading or market timing activity at the underlying customer level.
In addition, certain financial intermediaries may impose restrictions on short-term trading that may differ from those of Harbor Funds. Harbor Funds may choose to rely on the intermediary’s restrictions on short-term trading in place of its own if Harbor Funds determines, in its discretion, that the intermediary’s restrictions provide reasonable protection for the Funds from excessive short-term trading activity.
Certain Funds may charge redemption fees, subject to certain exceptions, as described in the respective Fund’s prospectus under “Redemption Fees.” For the purposes of determining whether the redemption fee applies, Harbor Funds will redeem your shares on a “first-in, first-out” (FIFO) basis, which means that shares with the longest holding period will be redeemed first and shares with the shortest holding period will be redeemed last.
The Funds’ exchange limits and excessive trading policies generally do not apply to Harbor Money Market Fund, although the Fund at all times reserves the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

Portfolio Holdings Disclosure Policy
Each Fund’s (except Harbor Money Market Fund) full portfolio holdings are published quarterly on the 15th day following quarter end on harborfunds.com and Harbor Money Market Fund’s full portfolio holdings are published monthly on the 5th business day following each month end. In addition, the Funds’ top ten portfolio holdings as a percent of its total net assets will be published quarterly on the 10th day following quarter end on harborfunds.com. This information is available on Harbor Funds’ website for the entire quarter.
Additional information about Harbor Funds’ portfolio holdings disclosure policy is available in the Statement of Additional Information.
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Pricing of Fund Shares
Each Fund’s share price, called its net asset value (NAV) per share, is generally calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. The NAV per share for each class of shares outstanding is computed by dividing the net assets of the Fund attributable to that class by the number of Fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is generally not calculated and the Funds generally do not transact purchase or redemption requests. However, on those days the value of a Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.
If the NYSE is closed because of inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, Harbor Funds reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate a Fund’s NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. Harbor Funds may elect to remain open and price Fund shares on days when the NYSE is closed but the primary securities markets on which the Funds’ securities trade remain open.
Harbor Money Market Fund has adopted a policy to invest 99.5% or more of the Fund’s total assets in cash, “government securities” and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash or government securities) so as to qualify as a “government money market fund” under Rule 2a-7 of the Investment Company Act. As a “government money market fund” under Rule 2a-7, the Fund is permitted to seek to maintain a stable $1.00 share price by valuing its securities using the amortized cost method of valuation, which the Adviser has determined, pursuant to the Board of Trustees’ authorization, approximates fair value. Each of the other Funds generally values portfolio securities and other assets for which market quotes are readily available at market value for purposes of calculating the Fund’s NAV. In the case of equity securities, market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on quotes obtained from a quotation reporting system, established market makers, or independent pricing vendors. In the case of fixed income securities and non-exchange traded derivative instruments, market value is generally determined using prices provided by independent pricing vendors. The prices provided by independent pricing vendors reflect the pricing vendor’s assessment using various market inputs of what it believes are the fair market values of the securities at the time of pricing. Those market inputs include recent transaction prices and dealer quotations for the securities, transaction prices for what the independent pricing vendor believes are similar securities and various relationships between factors such as interest rate changes and security prices that are believed to affect the prices of individual securities. Because many fixed income securities trade infrequently, the independent pricing vendor often does not have as a market input, current transaction price information when determining a price for a particular security on any given day. When current transaction price information is available, it is one input into the independent pricing vendor’s evaluation process, which means that the price supplied by the pricing vendor may differ from that transaction price. Short-term fixed income investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Exchange-traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from independent pricing vendors. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.
When reliable market quotations or prices supplied by an independent pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are generally priced at their fair value, determined according to fair value pricing procedures adopted by the Board of Trustees. A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations, official closing prices or prices supplied by an independent pricing vendor for the same securities. This means a Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or prices supplied by an independent pricing vendor. The fair value prices used by a Fund may also differ from the prices that the Fund could obtain for those securities if the Fund were to sell those securities at the time the Fund determines its NAV.
Harbor Funds’ valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments.  The methodology used for a specific type of investment may vary based
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Shareholder and Account Policies

on the circumstances and relevant considerations, including available market data. As a general matter, accurately fair valuing investments is difficult and can be based on inputs and assumptions that may not always be correct.
Current day share prices are normally available after 7:00 p.m. Eastern time by calling our automated telephone service at 800-422-1050 or visiting harborfunds.com.

Paying for Shares by Check
If you purchase Fund shares by check:
■	Make your check payable to: “Harbor Funds.”
■	No third-party checks, starter checks, money orders, cashier’s checks, official checks, credit card convenience checks, traveler’s checks or checks drawn on banks outside the U.S. are accepted.
■	If your check does not clear for any reason, your purchase will be cancelled and $25 will be deducted from your Harbor Funds account. You also may be prohibited from future purchases.
■	Although you can redeem shares at any time, proceeds may not be made available to you until the Fund collects payment for your purchase. This may take up to 10 business days for shares purchased by check, up to 3 business days for shares purchased by ACH or up to 1 business day for shares purchased by wire.

In-Kind Redemptions
Harbor Funds agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Harbor Funds reserves the right to pay redemptions exceeding $250,000 or 1% of the NAV of the redeeming Fund, either totally or partially, by an in-kind redemption of securities (instead of cash) from the applicable Fund. The securities redeemed in-kind would be valued for this purpose by the same method as is used to calculate the Fund’s NAV per share. Redemptions, whether made in cash or in-kind, are taxable transactions for shareholders who are subject to tax. If you receive an in-kind redemption, you should expect to incur transaction costs and may incur additional tax liability upon the disposition of the securities received in the redemption.

Methods to Meet Redemption Requests
In order to meet redemption requests, Harbor Funds typically expects to use holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. On a less regular basis, a Fund may meet redemption requests by accessing a custodian overdraft facility, borrowing through Harbor Funds’ interfund lending program, or borrowing through other sources. These methods may be used during both normal and stressed conditions. In addition, Harbor Funds reserves the right to pay redemption proceeds in-kind as described above.

Accounts Below Share Class Minimums
If your account balance falls below the required minimum investment due to redemptions and/or exchanges out of the class of shares in which you are invested, Shareholder Services may request that the account balance be increased or the account will be liquidated. If your account balance is not increased within 60 days, Harbor Funds reserves the right to redeem your account in full at the then-current NAV. If you are a Retirement Class investor and do not maintain the required $1,000,000 minimum investment, Harbor Funds reserves the right to exchange your Retirement Class shares at the then-current NAV for shares of that Fund’s Institutional Class.

Statements and Reports
You will receive a confirmation statement from Harbor Funds after each transaction affecting your account unless your account is maintained by a financial intermediary. Shareholders participating in an automatic plan, however, will receive only quarterly confirmations for all transactions occurring during the relevant quarter. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact a Shareholder Services Representative regarding any errors or discrepancies.
Each Fund produces financial reports, which includes a list of the Fund’s portfolio holdings semi-annually, and updates its prospectus at least annually.
Unless you instruct Harbor Funds otherwise by contacting a Shareholder Services Representative, Harbor Funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor Funds account. This process is known as “householding.” Please call a Shareholder Services Representative at 800-422-1050 if you would like to receive additional copies of these documents. Individual copies will be sent within 30 days after Shareholder Services receives your instructions. Your consent to householding is considered valid until revoked.
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Shareholder and Account Policies

Signature Guarantees
Harbor Funds believes that certain redemption instructions may involve a greater risk of potential fraud. In seeking to ensure that the redemption instructions are genuine, Harbor Funds requires that the shareholder obtain and provide a Medallion signature guarantee to Harbor Funds with the instructions. A Medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers.
A Medallion signature guarantee is required if any of the following are applicable:
■	You would like a check made payable to anyone other than the shareholder(s) of record.
■	You would like a check mailed to an address that has been changed within 10 business days of the redemption request.
■	You would like a check mailed to an address other than the address of record.
■	You would like your redemption proceeds sent by wire or ACH to a bank account that has been changed on Harbor Funds’ records within 10 business days of the redemption request or to an account other than a bank account of record.
Harbor Funds may waive or require a Medallion signature guarantee under certain circumstances at Harbor Funds’ sole discretion. Harbor Funds may also accept or require a Signature Validation stamp (SVP) under certain circumstances at Harbor Funds’ sole discretion.
A Medallion signature guarantee may be refused if any of the following are applicable:
■	It does not appear valid or in good form.
■	The transaction amount exceeds the surety bond limit of the Medallion guarantee.
■	The guarantee stamp has been reported as stolen, missing or counterfeit.
How to Obtain a Medallion Signature Guarantee
A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that do not participate in a Medallion program will not be accepted. A signature guarantee cannot be provided by a notary public.
If you are a Harbor Funds shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature. In its discretion, Shareholder Services may accept such an authentication in lieu of a Medallion signature guarantee.
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Shareholder and Account Policies

You may receive dividends and capital gains distributions in cash or reinvest them. Dividends and capital gains distributions will be reinvested in additional shares of the same Fund unless you elect otherwise.
This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.
Dividends, Distributions and Taxes
Each Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each Fund, except Harbor Money Market Fund, declares and pays any capital gains annually in December. Harbor Convertible Securities Fund, Harbor High-Yield Bond Fund, Harbor High-Yield Opportunities Fund, Harbor Bond Fund, and Harbor Real Return Fund declare and pay any dividends from net investment income quarterly. Harbor Money Market Fund declares any dividends from net investment income daily and pays the dividends monthly. Each Fund may also pay dividends and capital gain distributions at other times if necessary to avoid federal income or excise tax. Harbor Convertible Securities Fund, Harbor High-Yield Bond Fund, Harbor High-Yield Opportunities Fund, Harbor Bond Fund and Harbor Real Return Fund expect distributions, if any, to be from capital gains and/or net investment income. Harbor Money Market Fund expects distributions, if any, to be primarily from net investment income.
For U.S. federal income tax purposes, distributions of net long-term capital gains are taxable as long-term capital gains which may be taxable at different rates depending on their source and other factors. Distributions of net short-term capital gains are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so reported by a Fund and certain other conditions (including holding period requirements) are met by the Fund and the shareholder, as “qualified dividend income” (“QDI”). QDI is taxable to individual shareholders at a maximum 15% or 20% for U.S. federal income tax purposes (depending on whether the individual’s income exceeds certain threshold amounts). More information about QDI is included in the Funds’ Statement of Additional Information. Since the Funds’ income is derived primarily from sources that do not pay “qualified dividend income,” dividends from the Funds generally will not qualify for taxation at the maximum 15% or 20% U.S. federal income tax rate available to individuals on qualified dividend income. Dividends and capital gains distributions are taxable whether you receive them in cash or reinvest them in additional Fund shares.
Generally, you should avoid investing in a Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in the NAV of the Fund. This is referred to as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, the Fund’s share price will drop to $19 (excluding any market value change). You would still have an investment worth only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you would owe tax on the $250 distribution you received — even if you reinvest the distribution in more shares.
When you sell or exchange Fund shares, you generally will recognize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds (or in the case of an exchange, the fair market value of the shares) you receive and your tax basis for the shares that you sell or exchange. Early each year, each Fund will send you information about each Fund’s dividends and distributions and any shares you sold during the previous calendar year unless your account is maintained by a financial intermediary.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gains distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) earned by U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
If you do not provide Harbor Funds with your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service (“IRS”), you may be subject to a backup withholding tax, currently at a rate of 24%, on any dividends and capital gain distributions, redemptions, exchanges and any other payments to you. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends or otherwise “withholdable payments” from a Fund, as discussed in more detail in the Funds’ Statement of Additional Information.
Each Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:
■	Postal or other delivery service is unable to deliver checks to the address of record;
■	Dividends and capital gains distributions are not cashed within 180 days; or
■	Bank account of record is no longer valid.
Dividends and capital gains distribution checks that are not cashed within 180 days may be reinvested in your account in the same Fund that was the source of the payments at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any investment.
Harbor Funds and Shareholder Services do not have any obligation, under any circumstances, to pay interest on dividends or capital gains distributions sent to a shareholder.
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Cost Basis
Shares acquired after January 1, 2012 are referred to as “covered” shares, while shares acquired prior to January 1, 2012 are referred to as “non-covered” shares. For covered shares, Harbor Funds is required to report cost basis information to you as well as the IRS on Form 1099-B. The cost basis information provided to you for non-covered shares will not be reported to the IRS. Both covered and non-covered shares will each receive their own individual cost basis calculation.
Harbor Funds offers average cost basis information, if available, to shareholders for noncovered shares on quarterly statements in addition to the required cost basis information for covered shares. Cost basis information on taxable transactions that represent noncovered shares will be noted on Form 1099-B, but not reported to the IRS.
Under cost basis regulations that began in 2012, you can select a different cost basis method for the covered shares in your Harbor Funds account. You can do this in one of three ways: (1) log into your Harbor Funds account online and follow the menu steps to select a different cost basis method, (2) download the Cost Basis Election Form and return that form to Harbor Funds by mail or by fax, or (3) contact Shareholder Services at 800-422-1050 to request that a copy of the Cost Basis Election Form be mailed to you for completion and return to Harbor Funds by mail or fax.
If you do not elect a cost basis method, Harbor Funds will use the average cost method for calculating cost basis of your covered shares.
For more information on cost basis and which method is right for you, please contact your tax advisor.
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Investor Services

Harbor Funds provides a variety of services to manage your account.
If you already have a Harbor Funds account, call a Shareholder Services Representative at 800-422-1050 to request an Account Services form to add these features or you may download the form from our website at harborfunds.com.
Online Services
Harborfunds.Com
Our website is normally available 24 hours a day. It provides you with the ability to access your account information, submit transactions, request forms and applications, and obtain additional information on each of the Harbor funds.
In order to submit orders for transactions via the Internet, you must authorize us to transmit account information online and accept online instructions (go to harborfunds.com and follow the instructions accordingly).
When you establish an account, you will automatically be granted Internet transaction privileges, unless you decline them on the application.
Transactions submitted through the Internet are subject to the same minimums and terms as other transactions.
Shareholder Services uses procedures designed to confirm that instructions communicated via the Internet are genuine, including requiring that certain identifying information be provided, prior to acting upon instructions and sending written confirmation of Internet transactions. To the extent that Shareholder Services uses reasonable procedures to confirm that instructions received through the Internet are genuine, Harbor Funds, Shareholder Services and the Distributor are not liable for acting on these instructions.

Telephone Services
800-422-1050
Our automated telephone service is normally available 24 hours a day. It provides you the ability to access your account information, submit transactions, request forms and applications, and obtain information on each of the Harbor funds. Retirement Class accounts are not eligible for automated telephone services.
When you establish an account, you will be granted telephone transaction privileges unless you specifically instruct us otherwise in writing.
Telephone transactions are subject to the same minimums and terms as other transactions.
Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring that certain identifying information be provided prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions, are used by Shareholder Services. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, Harbor Funds, Shareholder Services, or the Distributor will not be liable for acting in accordance with these instructions.

Retirement Accounts
For information on establishing retirement accounts, please call 800-422-1050 or visit our website at harborfunds.com.
■	Traditional IRA — An individual retirement account. You may make contributions up until the year you reach age 70½ and you may be able to deduct the contribution from taxable income, thereby reducing your current income taxes. Taxes on investment earnings are deferred until the money is withdrawn. Withdrawals are taxed as additional ordinary income when received. Non-deductible contributions, if any, are withdrawn tax-free. Withdrawals before age 59½ are assessed a 10% premature withdrawal penalty in addition to income tax, unless an exception applies. You are required to begin taking withdrawals from your Traditional IRA after you reach age 70½.
■	Roth IRA — An individual retirement account. Your contributions are never tax deductible; however, all earnings in the account are tax-free. You do not pay income taxes on qualified withdrawals from your Roth IRA if certain requirements are met. There is no age limitation on making contributions to Roth IRAs and there is no requirement that you begin making minimum withdrawals at any age.
■	SEP IRA — A type of Traditional IRA funded by employer contributions. A Harbor Funds Traditional IRA may be used in connection with a Simplified Employee Pension (SEP) plan maintained by your employer. Assets grow tax-deferred and distributions are taxable as income.
■	Other Retirement Plans — Harbor funds may be used as an investment option in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.
■	SIMPLE IRA — A Savings Incentive Match Plan for Employees IRA (SIMPLE IRA) is a plan that certain small employers can set up for the benefit of their employees. Harbor Funds does not offer SIMPLE IRAs.
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Checkwriting for Harbor Money Market Fund
Harbor Funds offers a Checkwriting Privilege for shareholders in Harbor Money Market Fund. The Checkwriting Privilege is not available on IRAs. Individual checks must be for $250 or more. All checks are presented to State Street Bank and Trust Company (“State Street”) for payment through normal banking channels. These checks may be used in the same manner as any other checks payable through State Street except that they may not be certified and are payable upon review.
You are not charged for redeeming by check. If you elect this option, you are subject to the procedures, rules and regulations established by State Street with respect to clearance and collection of checks. State Street will not honor checks that are in amounts exceeding the available value of your account at the time the check is presented for payment and will not honor checks drawn against uncollected funds. Since interest in Harbor Money Market Fund is accrued and declared as dividends daily, but dividends are paid monthly, the total value of the Fund may not be determined in advance. Therefore, you may not be able to close your account by check. The Checkwriting Privilege may be terminated at any time by Harbor Funds or State Street upon notice to you. Your cancelled checks will be returned monthly by State Street.
Call a Shareholder Services Representative at 800-422-1050 to request a signature card to add the Checkwriting Privilege to your account.
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Shareholders participating in an automatic investment, exchange or withdrawal plan, or dividend exchange plan will receive only quarterly confirmations of all transactions.
Harbor Funds may amend or terminate the automatic plans without notice to participating shareholders.
Your automatic investment plan, automatic exchange plan, automatic withdrawal plan, or dividend exchange plan may be suspended if postal or other delivery services are unable to deliver the transaction confirmation statements to you at the address of record. In case of a suspended dividend exchange plan, your distributions will be reinvested in the current Fund, and shares represented by such reinvested dividends will not be exchanged.
Automatic Investment Plan
You may direct Harbor Funds to purchase a specific dollar amount of a Fund on a scheduled basis through an ACH transaction by providing valid banking instructions on your account application or Automatic Transactions form.
If your ACH transaction does not clear, your purchase will be cancelled and $25 may be deducted from your account. You may also be prohibited from future automatic investment plan purchases.
If you already have a Harbor Funds account, you may call a Shareholder Services Representative at 800-422-1050 to request an Automatic Transactions form, or download the form from our website at harborfunds.com. Alternatively, you may establish an automatic investment plan through our website by logging in to your account at harborfunds.com.
By using the automatic investment or exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in NAV per share. Over time, your average cost per share may be higher or lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an effective way to invest for retirement, a home, educational expenses, and other long-term financial goals. See “Dividends, Distributions and Taxes” regarding the potential adverse tax consequences of purchasing shares shortly before an anticipated dividend or capital gains distribution.
Payroll Deduction Purchase Allocations
You may direct your employer to automatically deduct a specific dollar amount from your paycheck(s) and allocate the deducted amounts to one or more Harbor funds on a scheduled basis by completing the Payroll Deduction form. A payroll deduction must first be implemented by your employer before Harbor Funds can establish the purchase allocations.
Automatic Exchange Plan
You may automatically exchange between Harbor funds monthly, every other month, quarterly or annually. The Harbor fund being exchanged out of and the Harbor fund being exchanged into must meet the minimum requirements for its respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.
Automatic Withdrawal Plan
You may direct Harbor Funds to withdraw a specific dollar amount on a scheduled basis during the year.
If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore may be taxable transactions depending on the type of account, and you may realize a gain or a loss. To understand how such withdrawals will affect you, you should consult your tax adviser.
Dividend Exchange Plan
You may invest dividends and capital gain distributions from one Harbor fund in shares of another Harbor fund, provided you have opened an account in the other Harbor fund and have satisfied the applicable minimum investment requirements. When dividends and/or capital gain distributions from one Harbor fund are used to purchase shares in another Harbor fund, the shares are purchased on the date the dividends and/or capital gains would have otherwise been paid to you (the “ex-dividend date”) at the share price in effect as of the ex-dividend date. Purchases are credited to your account on the ex-dividend date.
53

[THIS PAGE INTENTIONALLY LEFT BLANK]
54

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. Total returns represent the rate that a shareholder would have earned/lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). No financial highlights exist for Harbor High-Yield Opportunities Fund, which commenced operations on November 1, 2017.
HARBOR CONVERTIBLE SECURITIES FUND
	Institutional Class
Year Ended October 31,	2017	2016	2015	2014	2013
Net asset value beginning of period	$ 10.53	$ 10.63	$ 11.20	$ 10.95	$ 10.01
Income from Investment Operations
Net investment income/(loss)[a]	0.13 [e]	0.12 [e]	0.15 [e]	0.19	0.20
Net realized and unrealized gains/(losses) on investments	0.78	0.19	(0.08)	0.38	0.96
Total from investment operations	0.91	0.31	0.07	0.57	1.16
Less Distributions
Dividends from net investment income	(0.17)	(0.22)	(0.22)	(0.21)	(0.22)
Distributions from net realized capital gains[1]	—	(0.19)	(0.42)	(0.11)	—
Total distributions	(0.17)	(0.41)	(0.64)	(0.32)	(0.22)
Proceeds from redemption fees	— *	— *	— *	— *	— *
Net asset value end of period	11.27	10.53	10.63	11.20	10.95
Net assets end of period (000s)	$87,391	$421,671	$373,421	$353,370	$267,251
Ratios and Supplemental Data (%)
Total return[b]	8.74%	3.12%	0.72%	5.23%	11.80%
Ratio of total expenses to average net assets[2]	0.79	0.77	0.75	0.74	0.79
Ratio of net expenses to average net assets[a]	0.76	0.76	0.75	0.74	0.79
Ratio of net investment income to average net assets[a]	1.18	1.15	1.37	1.58	1.82
Portfolio turnover	102	102	81	54	45

	Administrative Class
Year Ended October 31,	2017	2016	2015	2014	2013
Net asset value beginning of period	$ 10.53	$ 10.62	$ 11.19	$ 10.94	$ 10.00
Income from Investment Operations
Net investment income/(loss)[a]	0.10 [e]	0.09 [e]	0.12 [e]	0.13	0.16
Net realized and unrealized gains/(losses) on investments	0.77	0.20	(0.08)	0.41	0.98
Total from investment operations	0.87	0.29	0.04	0.54	1.14
Less Distributions
Dividends from net investment income	(0.14)	(0.19)	(0.19)	(0.18)	(0.20)
Distributions from net realized capital gains[1]	—	(0.19)	(0.42)	(0.11)	—
Total distributions	(0.14)	(0.38)	(0.61)	(0.29)	(0.20)
Proceeds from redemption fees	— *	— *	— *	— *	— *
Net asset value end of period	11.26	10.53	10.62	11.19	10.94
Net assets end of period (000s)	$ 395	$ 392	$ 376	$ 306	$ 427
Ratios and Supplemental Data (%)
Total return[b]	8.37%	2.96%	0.47%	4.97%	11.55%
Ratio of total expenses to average net assets[2]	1.04	1.02	1.00	0.99	1.04
Ratio of net expenses to average net assets[a]	1.00	1.01	1.00	0.99	1.04
Ratio of net investment income to average net assets[a]	0.93	0.90	1.11	1.35	1.61
Portfolio turnover	102	102	81	54	45
See page 61 for notes to the Financial Highlights.
55

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ most recent annual report to shareholders, which is available upon request.

Retirement Class
2017	2016 [f]
$ 10.53	$ 9.78

0.14 [e]	0.08 [e]
0.78	0.75
0.92	0.83

(0.18)	(0.08)
—	—
(0.18)	(0.08)
— *	—
11.27	10.53
$24,585	$2,215

8.81%	8.51% [c]
0.72	0.73 [d]
0.67	0.71 [d]
1.24	1.13 [d]
102	102

Investor Class
2017	2016	2015	2014	2013
$10.52	$10.61	$11.18	$10.94	$10.00

0.09 [e]	0.08 [e]	0.11 [e]	0.11	0.16
0.77	0.20	(0.08)	0.40	0.97
0.86	0.28	0.03	0.51	1.13

(0.13)	(0.18)	(0.18)	(0.16)	(0.19)
—	(0.19)	(0.42)	(0.11)	—
(0.13)	(0.37)	(0.60)	(0.27)	(0.19)
— *	— *	— *	— *	— *
11.25	10.52	10.61	11.18	10.94
$2,015	$2,039	$1,861	$1,941	$2,452

8.26%	2.85%	0.35%	4.76%	11.41%
1.16	1.14	1.12	1.11	1.16
1.12	1.13	1.12	1.11	1.16
0.81	0.77	1.00	1.24	1.49
102	102	81	54	45
56

Financial Highlights

HARBOR HIGH-YIELD BOND FUND
	Institutional Class
Year Ended October 31,	2017	2016	2015	2014	2013
Net asset value beginning of period	$ 9.99	$ 10.00	$ 10.85	$ 11.19	$ 11.15
Income from Investment Operations
Net investment income/(loss)[a]	0.55 [e]	0.53 [e]	0.57 [e]	0.60	0.64
Net realized and unrealized gains/(losses) on investments	0.24	(0.02)	(0.66)	(0.05)	0.06
Total from investment operations	0.79	0.51	(0.09)	0.55	0.70
Less Distributions
Dividends from net investment income	(0.57)	(0.52)	(0.54)	(0.62)	(0.64)
Distributions from net realized capital gains[1]	—	—	(0.22)	(0.27)	(0.02)
Total distributions	(0.57)	(0.52)	(0.76)	(0.89)	(0.66)
Proceeds from redemption fees	— *	— *	— *	— *	— *
Net asset value end of period	10.21	9.99	10.00	10.85	11.19
Net assets end of period (000s)	$1,387,213	$1,817,902	$1,460,808	$1,707,788	$1,880,044
Ratios and Supplemental Data (%)
Total return[b]	8.16%	5.46%	(0.79)%	5.10%	6.55%
Ratio of total expenses to average net assets[2]	0.72	0.70	0.69	0.68	0.68
Ratio of net expenses to average net assets[a]	0.67	0.66	0.65	0.64	0.64
Ratio of net investment income to average net assets[a]	5.43	5.43	5.51	5.43	5.56
Portfolio turnover	56	58	49	48	57

	Administrative Class
Year Ended October 31,	2017	2016	2015	2014	2013
Net asset value beginning of period	$ 10.01	$ 10.02	$ 10.87	$ 11.21	$ 11.16
Income from Investment Operations
Net investment income/(loss)[a]	0.53 [e]	0.51 [e]	0.55 [e]	0.60	0.70
Net realized and unrealized gains/(losses) on investments	0.25	(0.02)	(0.67)	(0.08)	(0.02)
Total from investment operations	0.78	0.49	(0.12)	0.52	0.68
Less Distributions
Dividends from net investment income	(0.54)	(0.50)	(0.51)	(0.59)	(0.61)
Distributions from net realized capital gains[1]	—	—	(0.22)	(0.27)	(0.02)
Total distributions	(0.54)	(0.50)	(0.73)	(0.86)	(0.63)
Proceeds from redemption fees	— *	— *	— *	— *	— *
Net asset value end of period	10.25	10.01	10.02	10.87	11.21
Net assets end of period (000s)	$ 1,753	$ 4,631	$ 4,314	$ 4,773	$ 5,519
Ratios and Supplemental Data (%)
Total return[b]	7.98%	5.18%	(1.03)%	4.82%	6.33%
Ratio of total expenses to average net assets[2]	0.97	0.95	0.94	0.93	0.93
Ratio of net expenses to average net assets[a]	0.92	0.91	0.90	0.89	0.89
Ratio of net investment income to average net assets[a]	5.20	5.20	5.26	5.18	5.32
Portfolio turnover	56	58	49	48	57
See page 61 for notes to the Financial Highlights.
57

Retirement Class
2017	2016 [f]
$ 10.00	$ 9.40

0.55 [e]	0.36 [e]
0.25	0.61
0.80	0.97

(0.58)	(0.37)
—	—
(0.58)	(0.37)
— *	— *
10.22	10.00
$41,975	$ 1,828

8.23%	10.49% [c]
0.65	0.66 [d]
0.61	0.61 [d]
5.44	5.38 [d]
56	58

Investor Class
2017	2016	2015	2014	2013
$ 10.01	$ 10.02	$ 10.87	$ 11.21	$ 11.16

0.52 [e]	0.49 [e]	0.53 [e]	0.59	0.66
0.24	(0.02)	(0.66)	(0.08)	0.01
0.76	0.47	(0.13)	0.51	0.67

(0.53)	(0.48)	(0.50)	(0.58)	(0.60)
—	—	(0.22)	(0.27)	(0.02)
(0.53)	(0.48)	(0.72)	(0.85)	(0.62)
— *	— *	— *	— *	— *
10.24	10.01	10.02	10.87	11.21
$42,753	$87,155	$96,957	$100,194	$114,564

7.79%	5.02%	(1.15)%	4.70%	6.22%
1.09	1.07	1.06	1.05	1.05
1.04	1.03	1.02	1.01	1.01
5.08	5.09	5.14	5.06	5.19
56	58	49	48	57
58

Financial Highlights

HARBOR BOND FUND
	Institutional Class
Year Ended October 31,	2017	2016	2015	2014	2013
Net asset value beginning of period	$ 11.88	$ 11.92	$ 12.28	$ 12.22	$ 13.03
Income from Investment Operations
Net investment income/(loss)[a]	0.36 [e]	0.37 [e]	0.34 [e]	0.25	0.30
Net realized and unrealized gains/(losses) on investments	(0.04)	0.16	(0.18)	0.16	(0.30)
Total from investment operations	0.32	0.53	0.16	0.41	— *
Less Distributions
Dividends from net investment income	(0.35)	(0.48)	(0.41)	(0.35)	(0.30)
Distributions from net realized capital gains[1]	(0.17)	(0.09)	(0.11)	—	(0.51)
Total distributions	(0.52)	(0.57)	(0.52)	(0.35)	(0.81)
Net asset value end of period	11.68	11.88	11.92	12.28	12.22
Net assets end of period (000s)	$2,159,390	$2,438,815	$2,874,705	$4,125,889	$6,626,361
Ratios and Supplemental Data (%)
Total return[b]	2.82%	4.70%	1.32%	3.40%	(0.05)%
Ratio of total expenses to average net assets[2]	0.63	0.60	0.58	0.56	0.56
Ratio of net expenses to average net assets[a]	0.54	0.53	0.52	0.54	0.53
Ratio of net expenses excluding interest expense to average net assets[a]	0.51	0.51	0.52	0.54	0.53
Ratio of net investment income to average net assets[a]	3.15	3.16	2.80	1.90	2.36
Portfolio turnover	654	592	586	439	446

HARBOR REAL RETURN FUND
	Institutional Class
Year Ended October 31,	2017	2016	2015	2014	2013
Net asset value beginning of period	$ 9.48	$ 9.15	$ 10.18	$ 10.41	$ 11.54
Income from Investment Operations
Net investment income/(loss)[a]	0.23 [e]	0.15 [e]	0.10 [e]	0.40	0.10
Net realized and unrealized gains/(losses) on investments	(0.14)	0.35	(0.43)	(0.20)	(0.84)
Total from investment operations	0.09	0.50	(0.33)	0.20	(0.74)
Less Distributions
Dividends from net investment income	(0.15)	(0.17)	(0.70)	(0.03)	(0.18)
Distributions from net realized capital gains[1]	—	—	—	(0.40)	(0.21)
Total distributions	(0.15)	(0.17)	(0.70)	(0.43)	(0.39)
Net asset value end of period	9.42	9.48	9.15	10.18	10.41
Net assets end of period (000s)	$ 99,929	$ 108,890	$ 130,467	$ 169,969	$ 404,689
Ratios and Supplemental Data (%)
Total return[b]	0.92%	5.55%	(3.32)%	2.07%	(6.67)%
Ratio of total expenses to average net assets[2]	1.03	0.87	0.77	0.63	0.61
Ratio of net expenses to average net assets[a]	0.87	0.73	0.68	0.62	0.61
Ratio of net expenses excluding interest expense to average net assets[a]	0.54	0.55	0.58	0.60	0.59
Ratio of net investment income to average net assets[a]	2.42	1.63	1.06	1.91	0.92
Portfolio turnover	758	611	531	427	285
See page 61 for notes to the Financial Highlights.
59

Administrative Class
2017	2016	2015	2014	2013
$ 11.89	$ 11.93	$ 12.28	$ 12.23	$ 13.03

0.34 [e]	0.34 [e]	0.30 [e]	0.22	0.27
(0.05)	0.16	(0.16)	0.15	(0.29)
0.29	0.50	0.14	0.37	(0.02)

(0.32)	(0.45)	(0.38)	(0.32)	(0.27)
(0.17)	(0.09)	(0.11)	—	(0.51)
(0.49)	(0.54)	(0.49)	(0.32)	(0.78)
11.69	11.89	11.93	12.28	12.23
$30,376	$37,887	$57,874	$102,591	$138,575

2.56%	4.42%	1.13%	3.05%	(0.23)%
0.88	0.85	0.83	0.81	0.81
0.79	0.78	0.77	0.79	0.78
0.76	0.76	0.77	0.79	0.78
2.90	2.89	2.47	1.66	2.11
654	592	586	439	446

Administrative Class
2017	2016	2015	2014	2013
$ 9.46	$ 9.15	$ 10.17	$ 10.41	$ 11.55

0.21 [e]	0.13 [e]	0.08 [e]	0.21	0.06
(0.15)	0.34	(0.42)	(0.03)	(0.84)
0.06	0.47	(0.34)	0.18	(0.78)

(0.10)	(0.16)	(0.68)	(0.02)	(0.15)
—	—	—	(0.40)	(0.21)
(0.10)	(0.16)	(0.68)	(0.42)	(0.36)
9.42	9.46	9.15	10.17	10.41
$ 1,461	$ 2,492	$ 3,174	$ 3,481	$ 3,542

0.62%	5.26%	(3.47)%	1.81%	(6.94)%
1.26	1.12	1.02	0.88	0.86
1.10	0.98	0.93	0.87	0.86
0.77	0.80	0.83	0.85	0.84
2.19	1.38	0.90	2.08	0.69
758	611	531	427	285
60

Financial Highlights

HARBOR MONEY MARKET FUND
	Institutional Class
Year Ended October 31,	2017	2016	2015	2014	2013
Net asset value beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income/(loss)[a]	0.01 [e]	— *,e	— *,e	— *	— *
Net realized and unrealized gains/(losses) on investments	—	—	—	—	—
Total from investment operations	0.01	— *	— *	— *	— *
Less Distributions
Dividends from net investment income	(0.01)	— *	— *	— *	— *
Distributions from net realized capital gains[1]	—	—	—	—	—
Total distributions	(0.01)	— *	— *	— *	— *
Net asset value end of period	1.00	1.00	1.00	1.00	1.00
Net assets end of period (000s)	$169,637	$136,986	$176,781	$157,801	$137,042
Ratios and Supplemental Data (%)
Total return[b]	0.73%	0.30%	0.08%	0.06%	0.09%
Ratio of total expenses to average net assets[2]	0.35	0.36	0.32	0.30	0.31
Ratio of net expenses to average net assets[a]	—	—	—	—	—
Ratio of net investment income to average net assets[a]	0.72	0.27	0.08	0.06	0.09

*	Less than $0.01
1	Includes both short-term and long-term capital gains
2	Percentage does not reflect reduction for credit balance arrangements
a	Reflects the Adviser’s waiver, if any, of its management fees and/or other operating expenses
b	The total returns would have been lower had certain expenses not been waived during the periods shown.
c	Unannualized
d	Annualized
e	Amounts are allocated based upon average shares outstanding during the period
f	For the period March 1, 2016 (inception) through October 31, 2016
61

Administrative Class
2017	2016	2015	2014	2013
$ 1.00	$ 1.00	$ 1.00	$ 1.00	$1.00

0.01 [e]	— *,e	— *,e	— *	— *
—	—	—	—	—
0.01	— *	— *	— *	— *

(0.01)	— *	— *	— *	— *
—	—	—	—	—
(0.01)	— *	— *	— *	— *
1.00	1.00	1.00	1.00	1.00
$1,545	$2,267	$1,727	$2,177	$ 376

0.73%	0.30%	0.08%	0.06%	0.09%
0.60	0.61	0.57	0.55	0.56
—	—	—	—	—
0.70	0.28	0.07	0.06	0.09
62

Harbor Fixed Income Funds Details

Share prices are available on our website at harborfunds.com or by calling 800-422-1050 after 7:00 p.m. Eastern time.
Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor funds call 800-422-1050 or visit our website at harborfunds.com.
	NUMBER	TICKER SYMBOL	CUSIP NUMBER
Fixed Income Funds
Harbor Convertible Securities Fund
Institutional Class	2034	HACSX	411512734
Retirement Class	2534	HNCVX	411512387
Administrative Class	2234	HRCSX	411512726
Investor Class	2434	HICSX	411512718
Harbor High-Yield Bond Fund
Institutional Class	2024	HYFAX	411511553
Retirement Class	2524	HNHYX	411512379
Administrative Class	2224	HYFRX	411511546
Investor Class	2424	HYFIX	411511538
Harbor High-Yield Opportunities Fund
Institutional Class	2042	HHYNX	411512270
Retirement Class	2542	HHYRX	411512247
Administrative Class	2242	HHYAX	411512262
Investor Class	2442	HHYVX	411512254
Harbor Bond Fund
Institutional Class	2014	HABDX	411511108
Administrative Class	2214	HRBDX	411511686
Harbor Real Return Fund
Institutional Class	2025	HARRX	411511520
Administrative Class	2225	HRRRX	411511512
Harbor Money Market Fund
Institutional Class	2015	HARXX	411511405
Administrative Class	2215	HRMXX	411511660

Updates Available
For updates on the Harbor Funds following the end of each calendar quarter, please visit our website at harborfunds.com.
63

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050
harborfunds.com
For more information
For investors who would like more information about the Funds, the following documents are available upon request:
Annual/Semi-Annual Reports
Additional information about the Funds’ investments is (or will be) available in the Funds’ annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
Statement of Additional Information (SAI)
The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.
Free copies of the annual and semi-annual reports , the SAI, and other information about the Funds are available:

On the Internet:	harborfunds.com
By Telephone:	800-422-1050
By Mail:	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108

Investors can review the Funds’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 202-551-8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

On the Internet:	sec.gov
By E-Mail (for a fee):	publicinfo@sec.gov
By Mail (for a fee):	Public Reference Room of the Commission Washington, D.C. 20549-1520

This prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the Funds are registered for sale.
Investment Company Act File No. 811-4676	FD.P.FI.0318
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Joseph L. Dowling, III
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank and Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
Independent Registered
Public Accounting Firm
Ernst & Young LLP
155 North Wacker Drive
Chicago, IL 60606

Prospectus
March 1, 2018
Target Retirement Funds

Institutional Class
Harbor Target Retirement Income	HARAX
Harbor Target Retirement 2015 Fund	HARGX
Harbor Target Retirement 2020 Fund	HARJX
Harbor Target Retirement 2025 Fund	HARMX
Harbor Target Retirement 2030 Fund	HARPX
Harbor Target Retirement 2035 Fund	HARUX
Harbor Target Retirement 2040 Fund	HARYX
Harbor Target Retirement 2045 Fund	HACCX
Harbor Target Retirement 2050 Fund	HAFFX
Harbor Target Retirement 2055 Fund	HATRX
Shares of the Target Retirement Funds are currently available for sale only through retirement plans sponsored by Harbor Capital Advisors, Inc. and Owens-Illinois, Inc.
The Securities and Exchange Commission has not approved any Fund’s shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Harbor Target Retirement Income Fund

Fund Summary
Investment Objective
The Fund seeks current income and some capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses[1],[2]	0.64%
Total Annual Fund Operating Expenses[2],[3]	0.64%
1  The Fund’s shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See “The Adviser” on page 51 for further details.
2  Restated to reflect current fees.
3  Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional	$65	$229	$406	$920

Portfolio Turnover
The Fund’s holdings are investments in other Harbor mutual funds (“the underlying funds”). The Fund does not incur transaction costs or pay commissions when it buys or sells shares of the underlying funds (or “turns over” its portfolio). The underlying funds do incur transaction costs and pay commissions when portfolio securities are bought or sold, and an underlying fund with higher portfolio turnover may incur higher costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, impact the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of the portfolio.
Principal Investment Strategy
The Fund invests in the Institutional Class shares of other Harbor mutual funds according to an asset allocation strategy designed for investors currently in retirement. The Fund’s current target allocations are:
■ Fixed Income	70%
■ Equity	20%
■ Short-Term	10%
See “The Funds’ Investments” section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.
Although the Fund is designed for investors currently in retirement and maintains a relatively static investment allocation, the Fund’s actual asset allocation may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the “Asset Allocation Framework” section of this prospectus for further details on the Fund’s Asset Allocation.
The Fund’s indirect bond holdings (approximately 70% of the Fund’s assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds, (commonly referred to as “junk bonds”); mortgage- and asset-backed securities; emerging markets debt; and derivative instruments that provide exposure to such securities. The Fund’s indirect short-term investments (approximately 10% of the Fund’s assets) consist of high-quality, short-term money market instruments.
The Fund’s indirect stock holdings (approximately 20% of the Fund’s assets) consist of a diversified mix of large-, mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.

Fund Summary
Harbor Target Retirement Income Fund

Principal Risks
The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses. There is no guarantee that the Fund will provide adequate income through retirement. The Fund is subject to the following Fund-level risks:
Asset Allocation Risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.
Selection Risk: The risk that a Subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.
RISKS ASSOCIATED WITH FIXED INCOME SECURITIES
With approximately 80% of its assets indirectly allocated to fixed income and money market instruments as of the date of this prospectus, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Credit Risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.
Interest Rate Risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are near historic lows, which may increase an underlying fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the underlying Harbor fixed income funds in which the Fund invests to sell their fixed income holdings when the subadvisers to these underlying Harbor funds may wish to sell or must sell to meet redemptions.
RISKS ASSOCIATED WITH EQUITY SECURITIES
With approximately 20% of its assets indirectly allocated to stocks as of the date of this prospectus, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.
Small to Mid Cap Risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.
Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Fund Summary
Harbor Target Retirement Income Fund

Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the Institutional Class compared with those of relevant market indices and a composite index, which have investment characteristics similar to those of the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	6.19%	Q2 2009
Worst Quarter	-4.71%	Q3 2011

Average Annual Total Returns — As of December 31, 2017
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Target Retirement Income Fund
Institutional Class Before Taxes	8.42%	3.89%	N/A	6.16%	01-02-2009
After Taxes on Distributions	6.87%	2.07%	N/A	3.96%
After Taxes on Distributions and Sale of Fund Shares	4.87%	2.31%	N/A	4.17%
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Bloomberg Barclays U.S. Aggregate Bond^	3.54%	2.10%	N/A	3.87%
MSCI EAFE (ND)^	25.03%	7.90%	N/A	8.83%
Russell 3000®^	21.13%	15.58%	N/A	15.44%
Composite Index Income*	7.15%	3.97%	N/A	5.85%
^	Since Inception return based on the inception date of the Institutional Class shares.
*	The Composite Index Income is derived by applying the Harbor Target Retirement Income Fund’s (the “Income Fund”) target asset allocation to the results of the underlying funds’ benchmarks: Russell 1000® Growth Index, Russell Midcap® Growth Index, Russell 2000® Growth Index, Russell 1000® Value Index, Russell Midcap® Value Index, Russell 2000® Value Index, MSCI EAFE (ND) Index, MSCI All Country World Ex. U.S. (ND) Index (with respect to Harbor International Growth Fund weightings, prior to May 28, 2013, the MSCI EAFE Growth (ND) Index), MSCI All Country World (ND) Index, ICE BofAML U.S. High Yield Index, ICE BofAML U.S. Non-Distressed High Yield Index (with respect to the Harbor High-Yield Bond Fund; prior to March 31, 2015, the ICE BofAML U.S. High Yield Index was this fund’s benchmark and a component of the Composite Index), Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. TIPS Index, ICE BofAML 3-Month U.S. Treasury Bill Index. The weights of the Composite Index Income match the Income Fund’s historical target asset allocation and are adjusted as changes are made to this asset allocation.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period.

Fund Summary
Harbor Target Retirement Income Fund

Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Portfolio Managers
Brian L. Collins, CFA
Mr. Collins, Executive Vice President and Chief Investment Officer of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Paul C. Herbert, CFA, CAIA
Mr. Herbert, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Linda M. Molenda
Ms. Molenda, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class
Regular	$1,000
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Target Retirement 2015 Fund

Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses[1],[2]	0.64%
Total Annual Fund Operating Expenses[2],[3]	0.64%
1  The Fund’s shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See “The Adviser” on page 51 for further details.
2  Restated to reflect current fees.
3  Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional	$65	$231	$411	$931

Portfolio Turnover
The Fund’s holdings are investments in other Harbor mutual funds (“the underlying funds”). The Fund does not incur transaction costs or pay commissions when it buys or sells shares of the underlying funds (or “turns over” its portfolio). The underlying funds do incur transaction costs and pay commissions when portfolio securities are bought or sold, and an underlying fund with higher portfolio turnover may incur higher costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, impact the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of the portfolio.
Principal Investment Strategy
The Fund invests in the Institutional Class shares of other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2015 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually over a period of many years during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2015, the Fund’s asset allocation should become similar to that of Harbor Target Retirement Income Fund. The Fund’s current target allocations are:
■ Fixed Income	68%
■ Equity	22%
■ Short-Term	10%
See “The Funds’ Investments” section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.
While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund’s actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the “Asset Allocation Framework” section of this prospectus for further details on the Fund’s asset allocation.
The Fund’s indirect bond holdings (approximately 68% of the Fund’s assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds, (commonly referred to as “junk bonds”); mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities. The Fund’s indirect short-term investments (approximately 10% of the Fund’s assets) consist of high-quality, short-term money market instruments.
The Fund’s indirect stock holdings (approximately 22% of the Fund’s assets) consist of a diversified mix of large-, mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.

Fund Summary
Harbor Target Retirement 2015 Fund

Principal Risks
The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following Fund-level risks:
Asset Allocation Risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.
Selection Risk: The risk that a Subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.
RISKS ASSOCIATED WITH FIXED INCOME SECURITIES
With approximately 78% of its assets indirectly allocated to fixed income and money market instruments as of the date of this prospectus, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Credit Risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.
Interest Rate Risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are near historic lows, which may increase an underlying fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the underlying Harbor fixed income funds in which the Fund invests to sell their fixed income holdings when the subadvisers to these underlying Harbor funds may wish to sell or must sell to meet redemptions.
RISKS ASSOCIATED WITH EQUITY SECURITIES
With approximately 22% of its assets indirectly allocated to stocks as of the date of this prospectus, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.
Small to Mid Cap Risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.
Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Fund Summary
Harbor Target Retirement 2015 Fund

Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the Institutional Class compared with those of relevant market indices and a composite index, which have investment characteristics similar to those of the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	9.82%	Q2 2009
Worst Quarter	-7.82%	Q3 2011

Average Annual Total Returns — As of December 31, 2017
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Target Retirement 2015 Fund
Institutional Class Before Taxes	9.51%	4.68%	N/A	7.40%	01-02-2009
After Taxes on Distributions	8.12%	2.77%	N/A	5.27%
After Taxes on Distributions and Sale of Fund Shares	5.38%	2.91%	N/A	5.12%
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Bloomberg Barclays U.S. Aggregate Bond^	3.54%	2.10%	N/A	3.87%
MSCI EAFE (ND)^	25.03%	7.90%	N/A	8.83%
Russell 3000®^	21.13%	15.58%	N/A	15.44%
Composite Index 2015*	8.11%	4.76%	N/A	7.09%
^	Since Inception return based on the inception date of the Institutional Class shares.
*	The Composite Index 2015 is derived by applying the Harbor Target Retirement 2015 Fund’s (the “2015 Fund”) target asset allocation to the results of the underlying funds’ benchmarks: Russell 1000® Growth Index, Russell Midcap® Growth Index, Russell 2000® Growth Index, Russell 1000® Value Index, Russell Midcap® Value Index, Russell 2000® Value Index, MSCI EAFE (ND) Index, MSCI All Country World Ex. U.S. (ND) Index (with respect to Harbor International Growth Fund weightings, prior to May 28, 2013, the MSCI EAFE Growth (ND) Index), MSCI All Country World (ND) Index, ICE BofAML U.S. High Yield Index, ICE BofAML U.S. Non-Distressed High Yield Index (with respect to the Harbor High-Yield Bond Fund; prior to March 31, 2015, the ICE BofAML U.S. High Yield Index was this fund’s benchmark and a component of the Composite Index), Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. TIPS Index, ICE BofAML 3-Month U.S. Treasury Bill Index. The weights of the Composite Index 2015 match the 2015 Fund’s historical target asset allocation and are adjusted as changes are made to this asset allocation.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period.

Fund Summary
Harbor Target Retirement 2015 Fund

Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Portfolio Managers
Brian L. Collins, CFA
Mr. Collins, Executive Vice President and Chief Investment Officer of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Paul C. Herbert, CFA, CAIA
Mr. Herbert, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Linda M. Molenda
Ms. Molenda, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class
Regular	$1,000
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Target Retirement 2020 Fund

Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses[1],[2]	0.67%
Total Annual Fund Operating Expenses[2],[3]	0.67%
1  The Fund’s shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See “The Adviser” on page 51 for further details.
2  Restated to reflect current fees.
3  Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional	$68	$238	$422	$956

Portfolio Turnover
The Fund’s holdings are investments in other Harbor mutual funds (“the underlying funds”). The Fund does not incur transaction costs or pay commissions when it buys or sells shares of the underlying funds (or “turns over” its portfolio). The underlying funds do incur transaction costs and pay commissions when portfolio securities are bought or sold, and an underlying fund with higher portfolio turnover may incur higher costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, impact the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of the portfolio.
Principal Investment Strategy
The Fund invests in the Institutional Class shares of other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2020 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually over a period of many years during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2020, the Fund’s asset allocation should become similar to that of Harbor Target Retirement Income Fund. The Fund’s current target allocations are:
■ Fixed Income	62%
■ Equity	33%
■ Short-Term	5%
See “The Funds’ Investments” section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.
While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund’s actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the “Asset Allocation Framework” section of this prospectus for further details on the Fund’s asset allocation.
The Fund’s indirect bond holdings (approximately 62% of the Fund’s assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds, (commonly referred to as “junk bonds”); mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities. The Fund’s indirect short-term investments (approximately 5% of the Fund’s assets) consist of high-quality, short-term money market instruments.
The Fund’s indirect stock holdings (approximately 33% of the Fund’s assets) consist of a diversified mix of large-, mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.

Fund Summary
Harbor Target Retirement 2020 Fund

Principal Risks
The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following Fund-level risks:
Asset Allocation Risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.
Selection Risk: The risk that a Subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.
RISKS ASSOCIATED WITH FIXED INCOME SECURITIES
With approximately 67% of its assets indirectly allocated to fixed income and money market instruments as of the date of this prospectus, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Credit Risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.
Interest Rate Risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are near historic lows, which may increase an underlying fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the underlying Harbor fixed income funds in which the Fund invests to sell their fixed income holdings when the subadvisers to these underlying Harbor funds may wish to sell or must sell to meet redemptions.
RISKS ASSOCIATED WITH EQUITY SECURITIES
With approximately 33% of its assets indirectly allocated to stocks as of the date of this prospectus, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.
Small to Mid Cap Risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.
Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Fund Summary
Harbor Target Retirement 2020 Fund

Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the Institutional Class compared with those of relevant market indices and a composite index, which have investment characteristics similar to those of the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	11.06%	Q2 2009
Worst Quarter	-8.96%	Q3 2011

Average Annual Total Returns — As of December 31, 2017
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Target Retirement 2020 Fund
Institutional Class Before Taxes	11.69%	5.52%	N/A	8.15%	01-02-2009
After Taxes on Distributions	10.34%	3.44%	N/A	5.68%
After Taxes on Distributions and Sale of Fund Shares	6.61%	3.55%	N/A	5.73%
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Bloomberg Barclays U.S. Aggregate Bond^	3.54%	2.10%	N/A	3.87%
MSCI EAFE (ND)^	25.03%	7.90%	N/A	8.83%
Russell 3000®^	21.13%	15.58%	N/A	15.44%
Composite Index 2020*	10.13%	5.64%	N/A	7.87%
^	Since Inception return based on the inception date of the Institutional Class shares.
*	The Composite Index 2020 is derived by applying the Harbor Target Retirement 2020 Fund’s (the “2020 Fund”) target asset allocation to the results of the underlying funds’ benchmarks: Russell 1000® Growth Index, Russell Midcap® Growth Index, Russell 2000® Growth Index, Russell 1000® Value Index, Russell Midcap® Value Index, Russell 2000® Value Index, MSCI EAFE (ND) Index, MSCI All Country World Ex. U.S. (ND) Index (with respect to Harbor International Growth Fund weightings, prior to May 28, 2013, the MSCI EAFE Growth (ND) Index), MSCI All Country World (ND) Index, ICE BofAML U.S. High Yield Index, ICE BofAML U.S. Non-Distressed High Yield Index (with respect to the Harbor High-Yield Bond Fund; prior to March 31, 2015, the ICE BofAML U.S. High Yield Index was this fund’s benchmark and a component of the Composite Index), Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. TIPS Index, ICE BofAML 3-Month U.S. Treasury Bill Index. The weights of the Composite Index 2020 match the 2020 Fund’s historical target asset allocation and are adjusted as changes are made to this asset allocation.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period.

Fund Summary
Harbor Target Retirement 2020 Fund

Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Portfolio Managers
Brian L. Collins, CFA
Mr. Collins, Executive Vice President and Chief Investment Officer of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Paul C. Herbert, CFA, CAIA
Mr. Herbert, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Linda M. Molenda
Ms. Molenda, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class
Regular	$1,000
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Target Retirement 2025 Fund

Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses[1],[2]	0.70%
Total Annual Fund Operating Expenses[2],[3]	0.70%
1  The Fund’s shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See “The Adviser” on page 51 for further details.
2  Restated to reflect current fees.
3  Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional	$72	$250	$443	$1,002

Portfolio Turnover
The Fund’s holdings are investments in other Harbor mutual funds (“the underlying funds”). The Fund does not incur transaction costs or pay commissions when it buys or sells shares of the underlying funds (or “turns over” its portfolio). The underlying funds do incur transaction costs and pay commissions when portfolio securities are bought or sold, and an underlying fund with higher portfolio turnover may incur higher costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, impact the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of the portfolio.
Principal Investment Strategy
The Fund invests in the Institutional Class shares of other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2025 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually over a period of many years during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2025, the Fund’s asset allocation should become similar to that of Harbor Target Retirement Income Fund. The Fund’s current target allocations are:
■ Fixed Income	61%
■ Equity	39%
■ Short-Term	0%
See “The Funds’ Investments” section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.
While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund’s actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the “Asset Allocation Framework” section of this prospectus for further details on the Fund’s asset allocation.
The Fund’s indirect bond holdings (approximately 61% of the Fund’s assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds, (commonly referred to as “junk bonds”); mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities.
The Fund’s indirect stock holdings (approximately 39% of the Fund’s assets) consist of a diversified mix of large-, mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.

Fund Summary
Harbor Target Retirement 2025 Fund

Principal Risks
The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following Fund-level risks:
Asset Allocation Risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.
Selection Risk: The risk that a Subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.
RISKS ASSOCIATED WITH FIXED INCOME SECURITIES
With approximately 61% of its assets indirectly allocated to fixed income instruments as of the date of this prospectus, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Credit Risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.
Interest Rate Risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are near historic lows, which may increase an underlying fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the underlying Harbor fixed income funds in which the Fund invests to sell their fixed income holdings when the subadvisers to these underlying Harbor funds may wish to sell or must sell to meet redemptions.
RISKS ASSOCIATED WITH EQUITY SECURITIES
With approximately 39% of its assets indirectly allocated to stocks as of the date of this prospectus, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.
Small to Mid Cap Risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.
Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Fund Summary
Harbor Target Retirement 2025 Fund

Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the Institutional Class compared with those of relevant market indices and a composite index, which have investment characteristics similar to those of the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	13.07%	Q2 2009
Worst Quarter	-10.86%	Q3 2011

Average Annual Total Returns — As of December 31, 2017
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Target Retirement 2025 Fund
Institutional Class Before Taxes	13.14%	6.14%	N/A	8.75%	01-02-2009
After Taxes on Distributions	11.80%	4.18%	N/A	6.81%
After Taxes on Distributions and Sale of Fund Shares	7.43%	4.07%	N/A	6.35%
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Bloomberg Barclays U.S. Aggregate Bond^	3.54%	2.10%	N/A	3.87%
MSCI EAFE (ND)^	25.03%	7.90%	N/A	8.83%
Russell 3000®^	21.13%	15.58%	N/A	15.44%
Composite Index 2025*	11.49%	6.31%	N/A	8.59%
^	Since Inception return based on the inception date of the Institutional Class shares.
*	The Composite Index 2025 is derived by applying the Harbor Target Retirement 2025 Fund’s (the “2025 Fund”) target asset allocation to the results of the underlying funds’ benchmarks: Russell 1000® Growth Index, Russell Midcap® Growth Index, Russell 2000® Growth Index, Russell 1000® Value Index, Russell Midcap® Value Index, Russell 2000® Value Index, MSCI EAFE (ND) Index, MSCI All Country World Ex. U.S. (ND) Index (with respect to Harbor International Growth Fund weightings, prior to May 28, 2013, the MSCI EAFE Growth (ND) Index), MSCI All Country World (ND) Index, ICE BofAML U.S. High Yield Index, ICE BofAML U.S. Non-Distressed High Yield Index (with respect to the Harbor High-Yield Bond Fund; prior to March 31, 2015, the ICE BofAML U.S. High Yield Index was this fund’s benchmark and a component of the Composite Index), Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. TIPS Index. The weights of the Composite Index 2025 match the 2025 Fund’s historical target asset allocation and are adjusted as changes are made to this asset allocation.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Fund Summary
Harbor Target Retirement 2025 Fund

Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Portfolio Managers
Brian L. Collins, CFA
Mr. Collins, Executive Vice President and Chief Investment Officer of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Paul C. Herbert, CFA, CAIA
Mr. Herbert, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Linda M. Molenda
Ms. Molenda, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class
Regular	$1,000
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Target Retirement 2030 Fund

Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses[1],[2]	0.71%
Total Annual Fund Operating Expenses[2],[3]	0.71%
1  The Fund’s shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See “The Adviser” on page 51 for further details.
2  Restated to reflect current fees.
3  Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional	$73	$251	$444	$1,003

Portfolio Turnover
The Fund’s holdings are investments in other Harbor mutual funds (“the underlying funds”). The Fund does not incur transaction costs or pay commissions when it buys or sells shares of the underlying funds (or “turns over” its portfolio). The underlying funds do incur transaction costs and pay commissions when portfolio securities are bought or sold, and an underlying fund with higher portfolio turnover may incur higher costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, impact the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of the portfolio.
Principal Investment Strategy
The Fund invests in the Institutional Class shares of other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2030 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually over a period of many years during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2030, the Fund’s asset allocation should become similar to that of Harbor Target Retirement Income Fund. The Fund’s current target allocations are:
■ Fixed Income	54%
■ Equity	46%
■ Short-Term	0%
See “The Funds’ Investments” section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.
While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund’s actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the “Asset Allocation Framework” section of this prospectus for further details on the Fund’s asset allocation.
The Fund’s indirect bond holdings (approximately 54% of the Fund’s assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds, (commonly referred to as “junk bonds”); mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities.
The Fund’s indirect stock holdings (approximately 46% of the Fund’s assets) consist of a diversified mix of large-, mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.

Fund Summary
Harbor Target Retirement 2030 Fund

Principal Risks
The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following Fund-level risks:
Asset Allocation Risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.
Selection Risk: The risk that a Subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.
RISKS ASSOCIATED WITH FIXED INCOME SECURITIES
With approximately 54% of its assets indirectly allocated to fixed income instruments as of the date of this prospectus, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Credit Risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.
Interest Rate Risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are near historic lows, which may increase an underlying fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the underlying Harbor fixed income funds in which the Fund invests to sell their fixed income holdings when the subadvisers to these underlying Harbor funds may wish to sell or must sell to meet redemptions.
RISKS ASSOCIATED WITH EQUITY SECURITIES
With approximately 46% of its assets indirectly allocated to stocks as of the date of this prospectus, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.
Small to Mid Cap Risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.
Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Fund Summary
Harbor Target Retirement 2030 Fund

Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the Institutional Class compared with those of relevant market indices and a composite index, which have investment characteristics similar to those of the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	14.81%	Q2 2009
Worst Quarter	-12.69%	Q3 2011

Average Annual Total Returns — As of December 31, 2017
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Target Retirement 2030 Fund
Institutional Class Before Taxes	14.69%	6.96%	N/A	9.46%	01-02-2009
After Taxes on Distributions	13.27%	4.69%	N/A	6.63%
After Taxes on Distributions and Sale of Fund Shares	8.34%	4.69%	N/A	6.78%
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Bloomberg Barclays U.S. Aggregate Bond^	3.54%	2.10%	N/A	3.87%
MSCI EAFE (ND)^	25.03%	7.90%	N/A	8.83%
Russell 3000®^	21.13%	15.58%	N/A	15.44%
Composite Index 2030*	12.89%	7.11%	N/A	9.35%
^	Since Inception return based on the inception date of the Institutional Class shares.
*	The Composite Index 2030 is derived by applying the Harbor Target Retirement 2030 Fund’s (the “2030 Fund”) target asset allocation to the results of the underlying funds’ benchmarks: Russell 1000® Growth Index, Russell Midcap® Growth Index, Russell 2000® Growth Index, Russell 1000® Value Index, Russell Midcap® Value Index, Russell 2000® Value Index, MSCI EAFE (ND) Index, MSCI All Country World Ex. U.S. (ND) Index (with respect to Harbor International Growth Fund weightings, prior to May 28, 2013, the MSCI EAFE Growth (ND) Index), MSCI All Country World (ND) Index, ICE BofAML U.S. High Yield Index, ICE BofAML U.S. Non-Distressed High Yield Index (with respect to the Harbor High-Yield Bond Fund; prior to March 31, 2015, the ICE BofAML U.S. High Yield Index was this fund’s benchmark and a component of the Composite Index), Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. TIPS Index. The weights of the Composite Index 2030 match the 2030 Fund’s historical target asset allocation and are adjusted as changes are made to this asset allocation.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period.

Fund Summary
Harbor Target Retirement 2030 Fund

Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Portfolio Managers
Brian L. Collins, CFA
Mr. Collins, Executive Vice President and Chief Investment Officer of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Paul C. Herbert, CFA, CAIA
Mr. Herbert, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Linda M. Molenda
Ms. Molenda, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class
Regular	$1,000
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Target Retirement 2035 Fund

Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses[1],[2]	0.72%
Total Annual Fund Operating Expenses[2],[3]	0.72%
1  The Fund’s shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See “The Adviser” on page 51 for further details.
2  Restated to reflect current fees.
3  Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional	$74	$254	$450	$1,015

Portfolio Turnover
The Fund’s holdings are investments in other Harbor mutual funds (“the underlying funds”). The Fund does not incur transaction costs or pay commissions when it buys or sells shares of the underlying funds (or “turns over” its portfolio). The underlying funds do incur transaction costs and pay commissions when portfolio securities are bought or sold, and an underlying fund with higher portfolio turnover may incur higher costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, impact the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of the portfolio.
Principal Investment Strategy
The Fund invests in the Institutional Class shares of other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2035 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually over a period of many years during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2035, the Fund’s asset allocation should become similar to that of Harbor Target Retirement Income Fund. The Fund’s current target allocations are:
■ Equity	57%
■ Fixed Income	43%
■ Short-Term	0%
See “The Funds’ Investments” section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.
While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund’s actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the “Asset Allocation Framework” section of this prospectus for further details on the Fund’s asset allocation.
The Fund’s indirect stock holdings (approximately 57% of the Fund’s assets) consist of a diversified mix of large-, mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.
The Fund’s indirect bond holdings (approximately 43% of the Fund’s assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds, (commonly referred to as “junk bonds”); mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities.

Fund Summary
Harbor Target Retirement 2035 Fund

Principal Risks
The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following Fund-level risks:
Asset Allocation Risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.
Selection Risk: The risk that a Subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.
RISKS ASSOCIATED WITH EQUITY SECURITIES
With approximately 57% of its assets indirectly allocated to stocks as of the date of this prospectus, the Fund is primarily subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.
Small to Mid Cap Risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.
Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.
RISKS ASSOCIATED WITH FIXED INCOME SECURITIES
With approximately 43% of its assets indirectly allocated to fixed income instruments as of the date of this prospectus, the Fund is also subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Credit Risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.
Interest Rate Risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are near historic lows, which may increase an underlying fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the underlying Harbor fixed income funds in which the Fund invests to sell their fixed income holdings when the subadvisers to these underlying Harbor funds may wish to sell or must sell to meet redemptions.

Fund Summary
Harbor Target Retirement 2035 Fund

Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the Institutional Class compared with those of relevant market indices and a composite index, which have investment characteristics similar to those of the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	16.28%	Q2 2009
Worst Quarter	-14.49%	Q3 2011

Average Annual Total Returns — As of December 31, 2017
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Target Retirement 2035 Fund
Institutional Class Before Taxes	16.88%	8.01%	N/A	10.17%	01-02-2009
After Taxes on Distributions	15.73%	6.17%	N/A	8.40%
After Taxes on Distributions and Sale of Fund Shares	9.55%	5.63%	N/A	7.67%
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Bloomberg Barclays U.S. Aggregate Bond^	3.54%	2.10%	N/A	3.87%
MSCI EAFE (ND)^	25.03%	7.90%	N/A	8.83%
Russell 3000®^	21.13%	15.58%	N/A	15.44%
Composite Index 2035*	14.64%	8.04%	N/A	10.08%
^	Since Inception return based on the inception date of the Institutional Class shares.
*	The Composite Index 2035 is derived by applying the Harbor Target Retirement 2035 Fund’s (the “2035 Fund”) target asset allocation to the results of the underlying funds’ benchmarks: Russell 1000® Growth Index, Russell Midcap® Growth Index, Russell 2000® Growth Index, Russell 1000® Value Index, Russell Midcap® Value Index, Russell 2000® Value Index, MSCI EAFE (ND) Index, MSCI All Country World Ex. U.S. (ND) Index (with respect to Harbor International Growth Fund weightings, prior to May 28, 2013, the MSCI EAFE Growth (ND) Index), MSCI All Country World (ND) Index, ICE BofAML U.S. High Yield Index, ICE BofAML U.S. Non-Distressed High Yield Index (with respect to the Harbor High-Yield Bond Fund; prior to March 31, 2015, the ICE BofAML U.S. High Yield Index was this fund’s benchmark and a component of the Composite Index), Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. TIPS Index. The weights of the Composite Index 2035 match the 2035 Fund’s historical target asset allocation and are adjusted as changes are made to this asset allocation.[ctag:footnotedisclosure,end]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Fund Summary
Harbor Target Retirement 2035 Fund

Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Portfolio Managers
Brian L. Collins, CFA
Mr. Collins, Executive Vice President and Chief Investment Officer of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Paul C. Herbert, CFA, CAIA
Mr. Herbert, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Linda M. Molenda
Ms. Molenda, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class
Regular	$1,000
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Target Retirement 2040 Fund

Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses[1],[2]	0.73%
Total Annual Fund Operating Expenses[2],[3]	0.73%
1  The Fund’s shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See “The Adviser” on page 51 for further details.
2  Restated to reflect current fees.
3  Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional	$75	$255	$451	$1,016

Portfolio Turnover
The Fund’s holdings are investments in other Harbor mutual funds (“the underlying funds”). The Fund does not incur transaction costs or pay commissions when it buys or sells shares of the underlying funds (or “turns over” its portfolio). The underlying funds do incur transaction costs and pay commissions when portfolio securities are bought or sold, and an underlying fund with higher portfolio turnover may incur higher costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, impact the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of the portfolio.
Principal Investment Strategy
The Fund invests in the Institutional Class shares of other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2040 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually over a period of many years during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2040, the Fund’s asset allocation should become similar to that of Harbor Target Retirement Income Fund. The Fund’s current target allocations are:
■ Equity	67%
■ Fixed Income	33%
■ Short-Term	0%
See “The Funds’ Investments” section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.
While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund’s actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the “Asset Allocation Framework” section of this prospectus for further details on the Fund’s asset allocation.
The Fund’s indirect stock holdings (approximately 67% of the Fund’s assets) consist of a diversified mix of large-, mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.
The Fund’s indirect bond holdings (approximately 33% of the Fund’s assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds, (commonly referred to as “junk bonds”); mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities.

Fund Summary
Harbor Target Retirement 2040 Fund

Principal Risks
The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following Fund-level risks:
Asset Allocation Risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.
Selection Risk: The risk that a Subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.
RISKS ASSOCIATED WITH EQUITY SECURITIES
With approximately 67% of its assets indirectly allocated to stocks as of the date of this prospectus, the Fund is primarily subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.
Small to Mid Cap Risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.
Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.
RISKS ASSOCIATED WITH FIXED INCOME SECURITIES
With approximately 33% of its assets indirectly allocated to fixed income instruments as of the date of this prospectus, the Fund is also subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Credit Risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.
Interest Rate Risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are near historic lows, which may increase an underlying fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the underlying Harbor fixed income funds in which the Fund invests to sell their fixed income holdings when the subadvisers to these underlying Harbor funds may wish to sell or must sell to meet redemptions.

Fund Summary
Harbor Target Retirement 2040 Fund

Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the Institutional Class compared with those of relevant market indices and a composite index, which have investment characteristics similar to those of the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	17.83%	Q2 2009
Worst Quarter	-16.35%	Q3 2011

Average Annual Total Returns — As of December 31, 2017
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Target Retirement 2040 Fund
Institutional Class Before Taxes	18.91%	9.10%	N/A	10.83%	01-02-2009
After Taxes on Distributions	17.56%	6.79%	N/A	7.80%
After Taxes on Distributions and Sale of Fund Shares	10.93%	6.46%	N/A	7.85%
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Bloomberg Barclays U.S. Aggregate Bond^	3.54%	2.10%	N/A	3.87%
MSCI EAFE (ND)^	25.03%	7.90%	N/A	8.83%
Russell 3000®^	21.13%	15.58%	N/A	15.44%
Composite Index 2040*	16.25%	9.03%	N/A	10.80%
^	Since Inception return based on the inception date of the Institutional Class shares.
*	The Composite Index 2040 is derived by applying the Harbor Target Retirement 2040 Fund’s (the “2040 Fund”) target asset allocation to the results of the underlying funds’ benchmarks: Russell 1000® Growth Index, Russell Midcap® Growth Index, Russell 2000® Growth Index, Russell 1000® Value Index, Russell Midcap® Value Index, Russell 2000® Value Index, MSCI EAFE (ND) Index, MSCI All Country World Ex. U.S. (ND) Index (with respect to Harbor International Growth Fund weightings, prior to May 28, 2013, the MSCI EAFE Growth (ND) Index), MSCI All Country World (ND) Index, ICE BofAML U.S. High Yield Index, ICE BofAML U.S. Non-Distressed High Yield Index (with respect to the Harbor High-Yield Bond Fund; prior to March 31, 2015, the ICE BofAML U.S. High Yield Index was this fund’s benchmark and a component of the Composite Index), Bloomberg Barclays U.S. Aggregate Bond Index. The weights of the Composite Index 2040 match the 2040 Fund’s historical target asset allocation and are adjusted as changes are made to this asset allocation.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period.

Fund Summary
Harbor Target Retirement 2040 Fund

Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Portfolio Managers
Brian L. Collins, CFA
Mr. Collins, Executive Vice President and Chief Investment Officer of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Paul C. Herbert, CFA, CAIA
Mr. Herbert, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Linda M. Molenda
Ms. Molenda, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class
Regular	$1,000
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Target Retirement 2045 Fund

Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses[1],[2]	0.75%
Total Annual Fund Operating Expenses[2],[3]	0.75%
1  The Fund’s shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See “The Adviser” on page 51 for further details.
2  Restated to reflect current fees.
3  Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional	$77	$259	$457	$1,029

Portfolio Turnover
The Fund’s holdings are investments in other Harbor mutual funds (“the underlying funds”). The Fund does not incur transaction costs or pay commissions when it buys or sells shares of the underlying funds (or “turns over” its portfolio). The underlying funds do incur transaction costs and pay commissions when portfolio securities are bought or sold, and an underlying fund with higher portfolio turnover may incur higher costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, impact the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of the portfolio.
Principal Investment Strategy
The Fund invests in the Institutional Class shares of other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2045 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually over a period of many years during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2045, the Fund’s asset allocation should become similar to that of Harbor Target Retirement Income Fund. The Fund’s current target allocations are:
■ Equity	76%
■ Fixed Income	24%
■ Short-Term	0%
See “The Funds’ Investments” section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.
While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund’s actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the “Asset Allocation Framework” section of this prospectus for further details on the Fund’s asset allocation.
The Fund’s indirect stock holdings (approximately 76% of the Fund’s assets) consist of a diversified mix of large-, mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.
The Fund’s indirect bond holdings (approximately 24% of the Fund’s assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds, (commonly referred to as “junk bonds”); mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities.

Fund Summary
Harbor Target Retirement 2045 Fund

Principal Risks
The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following Fund-level risks:
Asset Allocation Risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.
Selection Risk: The risk that a Subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.
RISKS ASSOCIATED WITH EQUITY SECURITIES
With approximately 76% of its assets indirectly allocated to stocks as of the date of this prospectus, the Fund is primarily subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.
Small to Mid Cap Risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.
Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.
RISKS ASSOCIATED WITH FIXED INCOME SECURITIES
With approximately 24% of its assets indirectly allocated to fixed income instruments as of the date of this prospectus, the Fund is also subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Credit Risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.
Interest Rate Risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are near historic lows, which may increase an underlying fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the underlying Harbor fixed income funds in which the Fund invests to sell their fixed income holdings when the subadvisers to these underlying Harbor funds may wish to sell or must sell to meet redemptions.

Fund Summary
Harbor Target Retirement 2045 Fund

Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the Institutional Class compared with those of relevant market indices and a composite index, which have investment characteristics similar to those of the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	19.06%	Q2 2009
Worst Quarter	-17.99%	Q3 2011

Average Annual Total Returns — As of December 31, 2017
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Target Retirement 2045 Fund
Institutional Class Before Taxes	20.95%	10.06%	N/A	11.37%	01-02-2009
After Taxes on Distributions	19.63%	8.23%	N/A	9.62%
After Taxes on Distributions and Sale of Fund Shares	12.12%	7.35%	N/A	8.76%
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Bloomberg Barclays U.S. Aggregate Bond^	3.54%	2.10%	N/A	3.87%
MSCI EAFE (ND)^	25.03%	7.90%	N/A	8.83%
Russell 3000®^	21.13%	15.58%	N/A	15.44%
Composite Index 2045*	17.91%	9.92%	N/A	11.41%
^	Since Inception return based on the inception date of the Institutional Class shares.
*	The Composite Index 2045 is derived by applying the Harbor Target Retirement 2045 Fund’s (the “2045 Fund”) target asset allocation to the results of the underlying funds’ benchmarks: Russell 1000® Growth Index, Russell Midcap® Growth Index, Russell 2000® Growth Index, Russell 1000® Value Index, Russell Midcap® Value Index, Russell 2000® Value Index, MSCI EAFE (ND) Index, MSCI All Country World Ex. U.S. (ND) Index (with respect to Harbor International Growth Fund weightings, prior to May 28, 2013, the MSCI EAFE Growth (ND) Index), MSCI All Country World (ND) Index, ICE BofAML U.S. High Yield Index, ICE BofAML U.S. Non-Distressed High Yield Index (with respect to the Harbor High-Yield Bond Fund; prior to March 31, 2015, the ICE BofAML U.S. High Yield Index was this fund’s benchmark and a component of the Composite Index), Bloomberg Barclays U.S. Aggregate Bond Index. The weights of the Composite Index 2045 match the 2045 Fund’s historical target asset allocation and are adjusted as changes are made to this asset allocation.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Fund Summary
Harbor Target Retirement 2045 Fund

Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Portfolio Managers
Brian L. Collins, CFA
Mr. Collins, Executive Vice President and Chief Investment Officer of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Paul C. Herbert, CFA, CAIA
Mr. Herbert, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Linda M. Molenda
Ms. Molenda, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class
Regular	$1,000
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Target Retirement 2050 Fund

Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses[1],[2]	0.77%
Total Annual Fund Operating Expenses[2],[3]	0.77%
1  The Fund’s shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See “The Adviser” on page 51 for further details.
2  Restated to reflect current fees.
3  Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional	$79	$268	$472	$1,063

Portfolio Turnover
The Fund’s holdings are investments in other Harbor mutual funds (“the underlying funds”). The Fund does not incur transaction costs or pay commissions when it buys or sells shares of the underlying funds (or “turns over” its portfolio). The underlying funds do incur transaction costs and pay commissions when portfolio securities are bought or sold, and an underlying fund with higher portfolio turnover may incur higher costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, impact the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of the portfolio.
Principal Investment Strategy
The Fund invests in the Institutional Class shares of other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2050 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually over a period of many years during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2050, the Fund’s asset allocation should become similar to that of Harbor Target Retirement Income Fund. The Fund’s current target allocations are:
■ Equity	86%
■ Fixed Income	14%
■ Short-Term	0%
See “The Funds’ Investments” section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.
While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund’s actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the “Asset Allocation Framework” section of this prospectus for further details on the Fund’s asset allocation.
The Fund’s indirect stock holdings (approximately 86% of the Fund’s assets) consist of a diversified mix of large-, mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.
The Fund’s indirect bond holdings (approximately 14% of the Fund’s assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds, (commonly referred to as “junk bonds”); mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities.

Fund Summary
Harbor Target Retirement 2050 Fund

Principal Risks
The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following Fund-level risks:
Asset Allocation Risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.
Selection Risk: The risk that a Subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.
RISKS ASSOCIATED WITH EQUITY SECURITIES
With approximately 86% of its assets indirectly allocated to stocks as of the date of this prospectus, the Fund is primarily subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.
Small to Mid Cap Risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.
Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.
RISKS ASSOCIATED WITH FIXED INCOME SECURITIES
With approximately 14% of its assets indirectly allocated to fixed income instruments as of the date of this prospectus, the Fund is also subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Credit Risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.
Interest Rate Risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are near historic lows, which may increase an underlying fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the underlying Harbor fixed income funds in which the Fund invests to sell their fixed income holdings when the subadvisers to these underlying Harbor funds may wish to sell or must sell to meet redemptions.

Fund Summary
Harbor Target Retirement 2050 Fund

Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the Institutional Class compared with those of relevant market indices and a composite index, which have investment characteristics similar to those of the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	19.06%	Q2 2009
Worst Quarter	-18.73%	Q3 2011

Average Annual Total Returns — As of December 31, 2017
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Target Retirement 2050 Fund
Institutional Class Before Taxes	22.93%	10.99%	N/A	11.87%	01-02-2009
After Taxes on Distributions	21.41%	8.39%	N/A	9.09%
After Taxes on Distributions and Sale of Fund Shares	13.52%	8.01%	N/A	8.96%
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Bloomberg Barclays U.S. Aggregate Bond^	3.54%	2.10%	N/A	3.87%
MSCI EAFE (ND)^	25.03%	7.90%	N/A	8.83%
Russell 3000®^	21.13%	15.58%	N/A	15.44%
Composite Index 2050*	19.62%	10.78%	N/A	11.90%
^	Since Inception return based on the inception date of the Institutional Class shares.
*	The Composite Index 2050 is derived by applying the Harbor Target Retirement 2050 Fund’s (the “2050 Fund”) target asset allocation to the results of the underlying funds’ benchmarks: Russell 1000® Growth Index, Russell Midcap® Growth Index, Russell 2000® Growth Index, Russell 1000® Value Index, Russell Midcap® Value Index, Russell 2000® Value Index, MSCI EAFE (ND) Index, MSCI All Country World Ex. U.S. (ND) Index (with respect to Harbor International Growth Fund weightings, prior to May 28, 2013, the MSCI EAFE Growth (ND) Index), MSCI All Country World (ND) Index, ICE BofAML U.S. High Yield Index, Bloomberg Barclays U.S. Aggregate Bond Index. The weights of the Composite Index 2050 match the 2050 Fund’s historical target asset allocation and are adjusted as changes are made to this asset allocation.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Fund Summary
Harbor Target Retirement 2050 Fund

Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Portfolio Managers
Brian L. Collins, CFA
Mr. Collins, Executive Vice President and Chief Investment Officer of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Paul C. Herbert, CFA, CAIA
Mr. Herbert, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Linda M. Molenda
Ms. Molenda, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class
Regular	$1,000
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Target Retirement 2055 Fund

Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses[1],[2]	0.78%
Total Annual Fund Operating Expenses[2],[3]	0.78%
1  The Fund’s shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See “The Adviser” on page 51 for further details.
2  Restated to reflect current fees.
3  Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional	$80	$271	$478	$1,075

Portfolio Turnover
The Fund’s holdings are investments in other Harbor mutual funds (“the underlying funds”). The Fund does not incur transaction costs or pay commissions when it buys or sells shares of the underlying funds (or “turns over” its portfolio). The underlying funds do incur transaction costs and pay commissions when portfolio securities are bought or sold, and an underlying fund with higher portfolio turnover may incur higher costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, impact the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of the portfolio.
Principal Investment Strategy
The Fund invests in the Institutional Class shares of other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2055 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually over a period of many years during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2055, the Fund’s asset allocation should become similar to that of Harbor Target Retirement Income Fund. The Fund’s current target allocations are:
■ Equity	93%
■ Fixed Income	7%
■ Short-Term	0%
See “The Funds’ Investments” section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.
While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund’s actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the “Asset Allocation Framework” section of this prospectus for further details on the Fund’s asset allocation.
The Fund’s indirect stock holdings (approximately 93% of the Fund’s assets) consist of a diversified mix of large-, mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.
The Fund’s indirect bond holdings (approximately 7% of the Fund’s assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds, (commonly referred to as “junk bonds”); mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities.

Fund Summary
Harbor Target Retirement 2055 Fund

Principal Risks
The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following Fund-level risks:
Asset Allocation Risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.
Selection Risk: The risk that a Subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.
RISKS ASSOCIATED WITH EQUITY SECURITIES
With approximately 93% of its assets indirectly allocated to stocks as of the date of this prospectus, the Fund is primarily subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.
Small to Mid Cap Risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.
Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.
RISKS ASSOCIATED WITH FIXED INCOME SECURITIES
With approximately 7% of its assets indirectly allocated to fixed income instruments as of the date of this prospectus, the Fund is also subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Credit Risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.
Interest Rate Risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are near historic lows, which may increase an underlying fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the underlying Harbor fixed income funds in which the Fund invests to sell their fixed income holdings when the subadvisers to these underlying Harbor funds may wish to sell or must sell to meet redemptions.

Fund Summary
Harbor Target Retirement 2055 Fund

Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the Institutional Class compared with those of relevant market indices and a composite index, which have investment characteristics similar to those of the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	7.36%	Q1 2017
Worst Quarter	-9.78%	Q3 2015

Average Annual Total Returns — As of December 31, 2017
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Target Retirement 2055 Fund
Institutional Class Before Taxes	24.09%	N/A	N/A	9.04%	11-01-2014
After Taxes on Distributions	22.97%	N/A	N/A	7.91%
After Taxes on Distributions and Sale of Fund Shares	13.91%	N/A	N/A	6.56%
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Bloomberg Barclays U.S. Aggregate Bond^	3.54%	N/A	N/A	2.38%
MSCI EAFE (ND)^	25.03%	N/A	N/A	6.63%
Russell 3000®^	21.13%	N/A	N/A	11.34%
Composite Index 2055*	20.52%	N/A	N/A	8.52%
^	Since Inception return based on the inception date of the Institutional Class shares.
*	The Composite Index 2055 is derived by applying the Harbor Target Retirement 2055 Fund’s (the “2055 Fund”) target asset allocation to the results of the underlying funds’ benchmarks: Russell 1000® Growth Index, Russell Midcap® Growth Index, Russell 2000® Growth Index, Russell 1000® Value Index, Russell Midcap® Value Index, Russell 2000® Value Index, MSCI EAFE (ND) Index, MSCI All Country World Ex. U.S. (ND) Index (with respect to Harbor International Growth Fund weightings, prior to May 28, 2013, the MSCI EAFE Growth (ND) Index), MSCI All Country World (ND) Index, ICE BofAML U.S. High Yield Index, Bloomberg Barclays U.S. Aggregate Bond Index. The weights of the Composite Index 2055 match the 2055 Fund’s historical target asset allocation and are adjusted as changes are made to this asset allocation.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Fund Summary
Harbor Target Retirement 2055 Fund

Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Portfolio Managers
Brian L. Collins, CFA
Mr. Collins, Executive Vice President and Chief Investment Officer of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Paul C. Herbert, CFA, CAIA
Mr. Herbert, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Linda M. Molenda
Ms. Molenda, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since inception.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class
Regular	$1,000
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

The Funds’ Investments

Each Target Retirement Fund is designed to provide an investment portfolio for investors who would rather use asset allocations developed by Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”), the Target Retirement Funds’ investment adviser, than try to build their own retirement investment portfolios. Because each Target Retirement Fund invests in other Harbor mutual funds, rather than in individual securities, each Fund is considered a “fund of funds.” Through its investments in these underlying funds, each of the Target Retirement Funds is exposed to a diversified portfolio of stocks and bonds.

Additional Information about the Funds’ Investment Objectives
Harbor Funds’ Board of Trustees (the “Board of Trustees”) may change a Fund’s investment objective without shareholder approval.

The Funds’ Investment Styles
The Target Retirement Funds are constructed based on the Adviser’s investment experience that, over the long term, stocks generally provide greater growth opportunities and greater risk than bonds, and bonds generally provide more income and lower volatility than stocks. The year in the Fund name refers to the approximate year (the target date) when an investor in the Fund would leave the work force and enter retirement (typically age 65) and likely stop making new investments in the Fund. The year-specific Target Retirement Funds strive to produce more income and lower volatility as the target year approaches.
The Funds are not a complete solution to the retirement needs of investors. There is no guarantee that the Funds will achieve their goals. The Target Retirement Funds do not provide guaranteed income or payouts, nor can they ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name. That will depend on the amount of money you have invested in your Target Retirement Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources. The Funds are not designed for lump sum redemptions at the target date, as they are managed with the assumption that you will continue to maintain your investments in the Funds following your retirement. An investor may experience losses, including losses near, at, or after the target date.
Once you determine your expected retirement year, you can choose a Target Retirement Fund based on that date. The specific Fund you choose should depend on, in addition to your expected retirement year, factors such as your age at retirement, risk tolerance, complete financial situation and other personal circumstances. In general, the Funds’ investment programs assume a retirement age of 65. As the target year approaches, the Funds’ asset allocations shift emphasis away from stocks and towards bond and money market investments to help provide more income and help reduce volatility. Harbor Target Retirement Income Fund is designed for investors currently in retirement. The Fund’s investments are expected to remain stable over time and emphasize bond and short-term funds but also include an allocation of approximately one-fifth of the Fund’s assets to domestic and international equity funds. Because the Adviser anticipates that an investor may live for many years after he or she retires, the Target Retirement Funds will continue to have investments in stocks.

Asset Allocation Framework
The Adviser believes that asset allocation — that is, dividing investments among stocks, bonds and short-term investments — should be a critical part of every investor’s investment process. The Adviser also believes that the asset allocation an investor uses today may not be appropriate as the investor moves closer to retirement age. The Target Retirement Funds are designed to provide investors with a Fund whose asset allocation changes over time and becomes more conservative as an investor approaches retirement, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase.
The Adviser allocates each Fund’s assets among the underlying Harbor funds based on the Fund’s investment objectives and policies. The asset allocation for each Fund (other than Harbor Target Retirement Income Fund) will change over time as the target date indicated in the Fund’s name draws closer.
The Funds’ investment programs generally assume a retirement age of 65. It is expected that an investor will choose a Fund whose target date is approximately the year in which the investor reaches age 65. Choosing a Fund targeting an earlier date represents a more conservative choice; selecting a Fund with a later date represents a more aggressive choice. For example, Harbor Target Retirement 2055 Fund, which is designed for investors planning to retire around the year 2055, has a relatively aggressive target asset allocation, with most of its assets invested in domestic and international equity funds and only a very modest portion of its assets invested in bond funds. By contrast, Harbor Target Retirement 2015 Fund has a conservative asset allocation, with less than one-third of its assets invested in domestic and international equity funds and the majority of its assets invested in bond funds and short-term funds.
The Adviser intends to manage each Fund according to its target asset allocation strategy, and does not intend to trade actively among the underlying Harbor funds or seek to capture short-term market opportunities. However, Harbor Capital’s Investment Advisory Committee, which oversees the Target Retirement Funds,

The Funds’ Investments

may modify the target asset allocation strategy for any Fund and modify the selection and weightings of the underlying Harbor funds for any Fund in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Differences between the Funds’ target and actual allocations appearing in this prospectus result from such changes and determinations made by the Committee.
The Investment Advisory Committee also regularly reviews each Fund’s allocations to determine whether rebalancing is appropriate, and each Fund’s investment portfolio is expected to be rebalanced as often as the Committee deems is appropriate. Each Fund will be rebalanced at least once per year.
The Board of Trustees may change a Fund’s investment goal without shareholder approval. Pursuant to an exemptive order granted by the SEC, shareholders are not required to vote to approve a new subadviser or a new or amended subadvisory agreement for any of the underlying Harbor funds in which the Target Retirement Funds invest.

Description of the Underlying Harbor Funds
Each Harbor Target Retirement Fund will purchase shares of the Institutional Class shares of underlying Harbor funds and may invest in any or all of the underlying Harbor funds. Although the underlying Harbor funds are categorized generally as equity (domestic, international or global), strategic market and fixed income, or short-term funds, many of the underlying Harbor funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high-yield bonds, and other securities.

What Happens When a Fund Reaches Its Target Year
Once a Fund’s asset allocation is similar to that of Harbor Target Retirement Income Fund, the Board of Trustees may approve combining the Fund with Harbor Target Retirement Income Fund. The Board of Trustees will grant such approval if it determines the combination to be in the best interests of the Funds’ shareholders. Once such a combination occurs, shareholders will own shares of Harbor Target Retirement Income Fund. The Adviser expects the combination to occur within 5 years after the year indicated in the Fund’s name.

The Funds’ Investments

Target Asset Allocation (GLIDE PATH)
Harbor Target Retirement Funds - Target Asset Allocation

GLIDE PATH
Over time, the allocation to asset classes and underlying Harbor funds will change in a predetermined manner as shown in the glide path. The glide path shows the shifting of the asset allocations over time and illustrates how each Target Retirement Fund’s (except Harbor Target Retirement Income Fund) asset mix becomes more conservative as time elapses.
The principal value of the Funds is not guaranteed at any time, including the target retirement date.

HARBOR TARGET RETIREMENT FUNDS - TARGET ALLOCATION AS OF MARCH 1, 2018
	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Income Fund
Equity
Harbor Capital Appreciation Fund	8%	7%	6%	6%	5%	4%	2%	2%	1%	1%
Harbor Strategic Growth Fund	4	4	3	3	2	2	2	2	1	1
Harbor Mid Cap Growth Fund	6	6	5	5	4	3	3	2	2	1
Harbor Small Cap Growth Fund	5	5	5	4	4	3	2	2	1	1
Harbor Large Cap Value Fund	14	13	11	10	8	7	6	5	3	3
Harbor Mid Cap Value Fund	9	8	7	7	6	4	4	3	2	2
Harbor Small Cap Value Fund	6	6	5	5	4	3	3	3	2	1
Harbor International Fund	12	11	10	8	7	6	5	4	3	3
Harbor Diversified International All Cap Fund	12	11	10	8	7	6	5	4	3	3
Harbor International Growth Fund	12	11	10	8	7	6	5	4	3	3
Harbor Global Leaders Fund	5	4	4	3	3	2	2	2	1	1
Total Equity	93	86	76	67	57	46	39	33	22	20
Fixed Income
Harbor High-Yield Bond Fund	0%	0%	6%	8%	10%	12%	12%	10%	8%	8%
Harbor High-Yield Opportunities Fund	3	6	4	5	7	8	8	7	5	5
Harbor Bond Fund	4	8	14	20	22	27	31	33	38	39
Harbor Real Return Fund	0	0	0	0	4	7	10	12	17	18
Total Fixed Income	7	14	24	33	43	54	61	62	68	70
Short-Term
Harbor Money Market Fund	0%	0%	0%	0%	0%	0%	0%	5%	10%	10%
Total Short-Term	0	0	0	0	0	0	0	5	10	10
	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%

Descriptions of the Underlying Harbor Funds

In pursuing its investment objectives and programs, each of the underlying Harbor funds is permitted to engage in a wide range of investment practices. Pursuant to an exemptive order granted by the SEC, shareholders are not required to vote to approve a new subadviser or a new or amended subadvisory agreement for any of the underlying Harbor funds in which the Target Retirement Funds invest. Further information about the underlying funds is contained in the Statement of Additional Information, as well as the prospectuses of each of the underlying funds. Because each Target Retirement Fund invests in the underlying Harbor funds, shareholders of each Target Retirement Fund will be affected by these investment practices in direct proportion to the amount of assets each Target Retirement Fund allocates to the underlying funds pursuing these practices.

Harbor Capital
Appreciation Fund
Investment Objective: Seeks long-term growth of capital
Subadviser: Jennison Associates LLC (since May 1990)
Portfolio Managers: Spiros “Sig” Segalas (since 1990) and Kathleen A. McCarragher (since 2013)
Overview of Principal Investment Strategy
Harbor Capital Appreciation Fund seeks long-term growth of capital by investing in a diversified portfolio of mid to large cap equity securities with market capitalizations of at least $1 billion and above average prospects for growth. The fund may invest up to 20% of its assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

Harbor Strategic
Growth Fund
Investment Objective: Seeks long-term growth of capital
Subadviser: Mar Vista Investment Partners, LLC (since its inception in 2017)
Portfolio Managers: Silas A. Myers, CFA (since 2017), Brian L. Massey, CFA (since 2017), Joshua J. Honeycutt, CFA (since 2017) and Jeffrey B. Prestine (since 2017)
Overview of Principal Investment Strategy
Harbor Strategic Growth Fund seeks long-term growth of capital by investing in equity securities that are determined by the Subadviser to have strong growth characteristics and that are undervalued in the marketplace. Under normal market conditions, the fund invests primarily (at least 65% of its net assets) in equity securities, principally common and preferred stocks, of U.S. companies. The fund tends to invest more significantly in equity securities of companies with larger market capitalizations, but may also invest in equity securities of companies with mid and small market capitalizations. The fund maintains a portfolio of approximately 30-50 stocks. However, the actual number of portfolio holdings may vary due to market conditions. Holdings are generally spread across a number of industries/sectors but may have a higher percentage in sectors that the Subadviser believes have greater investment opportunities.

Harbor Mid Cap
Growth Fund
Investment Objective: Seeks long-term growth of capital
Subadviser: Wellington Management Company LLP (since September 2005)
Portfolio Managers: Stephen C. Mortimer (since 2010), Michael T. Carmen, CFA (since 2005) and Mario E. Abularach, CFA, CMT (since 2006)
Overview of Principal Investment Strategy
Harbor Mid Cap Growth Fund seeks long-term growth of capital by investing primarily in equity securities, principally common and preferred stocks of companies with market capitalizations that fall within the range of the Russell Midcap® Growth Index, provided that if the upper range of that index falls below $15 billion, the fund continues to define those companies with market capitalizations between the upper range of the index and $15 billion as mid cap companies. The fund may invest up to 25% of its assets in foreign securities, which may include emerging markets.

Harbor Small
Cap Growth Fund
Investment Objective: Seeks long-term growth of capital
Subadviser: Westfield Capital Management Company, L.P. (since its inception in 2000)
Portfolio Managers: William A. Muggia, Lead Portfolio Manager (since 2000), Richard D. Lee, CFA (since 2018), Ethan J. Meyers, CFA (since 2000), and John M. Montgomery (since 2011)
Overview of Principal Investment Strategy
Harbor Small Cap Growth Fund seeks long-term growth of capital by investing in a diversified portfolio of about 60 to 80 small cap equity securities with market capitalizations that fall within the range of the Russell 2000® Growth Index provided that, if the upper range of that index falls below $2.5 billion, the fund continues to define those companies with market capitalizations between the upper range of the index and $2.5 billion as small cap companies.

Descriptions of the Underlying Harbor Funds

Harbor Small
Cap Growth
Opportunities Fund
Investment Objective: Seeks long-term growth of capital
Subadviser: Elk Creek Partners, LLC (since its inception in 2014)
Portfolio Managers: Cam Philpott, CFA (since 2014), David Hand, CFA (since 2014), Hiren Patel, Ph.D. (since 2014), and Sean McGinnis, CFA (since 2014)
Overview of Principal Investment Strategy
Harbor Small Cap Growth Opportunities Fund seeks long-term growth of capital by investing in a diversified portfolio of about 80 to 100 small cap equity securities with market capitalizations that fall within the range of the Russell 2000® Growth Index, provided that if the upper range of that index falls below $2.5 billion, the fund continues to define those companies with market capitalizations between the upper range of the index and $2.5 billion as small cap companies.

Harbor Large
Cap Value Fund
Investment Objective: Seeks long-term total return
Subadviser: Aristotle Capital Management, LLC (since May 2012)
Portfolio Managers: Howard Gleicher, CFA (since 2012) and Gregory D. Padilla, CFA (since 2018)
Overview of Principal Investment Strategy
Harbor Large Cap Value Fund seeks long-term total return by investing at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of large cap equity securities from 35-45 companies with market capitalizations that fall within the range of the Russell 1000® Value Index. The fund may invest up to 20% of its total assets in foreign securities, which may include emerging markets.

Harbor Mid Cap
Value Fund
Investment Objective: Seeks long-term total return
Subadviser: LSV Asset Management (since September 2004)
Portfolio Managers: Josef Lakonishok, Ph.D. (since 2004), Menno Vermeulen, CFA (since 2004), Puneet Mansharamani, CFA (since 2006), Greg Sleight (since 2015) and Guy Lakonishok, CFA (since 2015)
Overview of Principal Investment Strategy
Harbor Mid Cap Value Fund seeks long-term total return by investing primarily in equity securities of companies which, in the Subadviser’s opinion, are out-of-favor or undervalued in the marketplace at the time of purchase and have potential for appreciation. The fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of mid cap companies which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index; provided, that if the upper range of that index falls below $15 billion, the fund continues to define those companies with market capitalizations between the upper range of the index and $15 billion as mid cap companies.

Harbor Small
Cap Value Fund
Investment Objective: Seeks long-term total return
Subadviser: EARNEST Partners LLC (since its inception in 2001)
Portfolio Manager: Paul E. Viera (since 2001)
Overview of Principal Investment Strategy
Harbor Small Cap Value Fund seeks long-term total return by investing in a diversified portfolio of approximately 55 to 70 small cap equity securities with market capitalizations that fall within the range of the Russell 2000® Index provided that if the upper range of that index falls below $2.5 billion, the fund continues to define those companies with market capitalizations between the upper range of the index and $2.5 billion as small cap companies.

Harbor Small
Cap Value
Opportunities
Fund
Investment Objective: Seeks long-term total return
Subadviser: Sapience Investments, LLC (since its inception in 2017)
Portfolio Manager: Samir Sikka (since 2017)
Overview of Principal Investment Strategy
Harbor Small Cap Value Opportunities Fund seeks long-term total return by investing in a diversified portfolio of approximately 60 to 70 small cap equity securities with market capitalizations that fall within the range of the Russell 2000® Index provided that if the upper range of that index falls below $2.5 billion, the fund continues to define those companies with market capitalizations between the upper range of the index and $2.5 billion as small cap companies.

Descriptions of the Underlying Harbor Funds

Harbor International Fund
Investment Objective: Seeks long-term total return, principally from growth of capital
Subadviser: Northern Cross, LLC (since February 2009)
Portfolio Managers: Howard Appleby, CFA (since 2009), Jean-Francois Ducrest (since 2009) and James LaTorre, CFA (since 2009)
Overview of Principal Investment Strategy
Harbor International Fund seeks long-term total return, principally from growth of capital, by investing no less than 65% of its total assets in a diversified portfolio of common and preferred stocks of foreign companies with market capitalizations generally in excess of $1 billion at the time of purchase. The fund focuses on companies located in Europe, the Pacific Basin and emerging industrialized countries whose economies and political regimes appear stable.

Harbor Diversified International All Cap Fund
Investment Objective: Seeks long-term growth of capital
Subadviser: Marathon Asset Management LLP (since its inception in 2015)
Portfolio Managers: Neil M. Ostrer (since 2015), William J. Arah (since 2015), Charles Carter (since 2015), Nick Longhurst (since 2015), Michael Godfrey, CFA (since 2015), David Cull, CFA (since 2015), Robert Anstey, CFA (since 2015) and Simon Somerville (since 2016)
Overview of Principal Investment Strategy
Harbor Diversified International All Cap Fund seeks long-term growth of capital, by investing no less than 65% of its total assets in common and preferred stocks of foreign companies, including those located in emerging market countries. While inherently diversified, the fund focuses on smaller and mid cap businesses in niche industries.

Harbor International
Growth Fund
Investment Objective: Seeks long-term growth of capital
Subadviser: Baillie Gifford Overseas Limited (since May 2013)
Portfolio Managers: Gerard Callahan (since 2013), Iain Campbell (since 2013), Joseph M. Faraday, CFA (since 2013), Moritz Sitte, CFA (since 2014), Sophie Earnshaw, CFA (since 2014) and Tom Walsh, CFA (since 2014)
Overview of Principal Investment Strategy
Harbor International Growth Fund seeks long-term growth of capital by investing primarily (no less than 65% of its total assets under normal market conditions) in equity securities of foreign companies that the Subadviser believes will experience growth and benefit from sustainable competitive advantages in their markets. The Fund may invest in companies of any size located in, or economically tied to, any country or region outside of the United States, including developed foreign and emerging markets. The Fund normally invests in companies that are located in or economically tied to at least three different countries outside of the United States.

Harbor International Small Cap Fund
Investment Objective: Seeks long-term growth of capital
Subadviser: Baring International Investment Limited (since its inception in 2016)
Portfolio Managers: Nicholas M. Williams (since 2016), Colin C. Riddles (since 2016) and Rosemary C. Simmonds, CFA (since 2016)
Overview of Principal Investment Strategy
Harbor International Small Cap Fund seeks long-term growth of capital, by investing at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities, principally common and preferred stocks, of small cap foreign companies. Up to 20% of the Fund’s total assets may be invested in emerging market companies. The Fund typically expects to maintain investments in a diversified portfolio of between approximately 80 and 110 stocks under normal market conditions, with no one individual holding normally representing more than 3% of the Fund’s total assets.

Harbor Global Leaders Fund
Investment Objective: Seeks long-term growth of capital
Subadviser: Sands Capital Management, LLC (since March 2017)
Portfolio Manager: Sunil H. Thakor, CFA (since 2017)
Overview of Principal Investment Strategy
Harbor Global Leaders Fund seeks long-term growth of capital by investing primarily in equity securities of publicly-traded companies located anywhere in the world, including in developed and emerging markets. The fund may invest in companies at any stage of their growth lifecycles, but will focus on companies that the Subadviser believes are capable of generating sustainable, above-average, and relatively stable rates of earnings per share growth and strong free cash flows. The Subadviser seeks investment opportunities in companies that the Subadviser believes are leaders in their country, industry, or globally in terms of products, services, or execution. Under normal market conditions, the Fund expects to invest in at least three countries, including the United States, and invest at least 40% of its assets in foreign companies. The Fund intends to buy and hold securities for the longer term, generally three to five years.

Descriptions of the Underlying Harbor Funds

Harbor Emerging
Markets Equity Fund
Investment Objective: Seeks long-term growth of capital
Subadviser: Oaktree Capital Management, L.P. (since its inception in 2013)
Portfolio Managers: Frank J. Carroll (since 2013) and Timothy D. Jensen (since 2013)
Overview of Principal Investment Strategy
Harbor Emerging Markets Equity Fund seeks long-term growth of capital by investing primarily (at least 80% of its net assets, plus borrowings for investment purposes, under normal market conditions) in equity securities, including common and preferred stocks, of emerging market companies that the Subadviser believes have been undervalued in the market relative to their ability to generate strong cash flows and attractive returns on capital. Emerging market companies are considered to be those that are located in, or economically tied to, emerging market countries or that maintain securities that principally trade on exchanges located in emerging market countries.

Harbor Convertible
Securities Fund
Investment Objective: Seeks to maximize total returns (i.e. current income and capital appreciation)
Subadviser: Shenkman Capital Management, Inc. (since its inception in 2011)
Portfolio Managers: Mark R. Shenkman (since 2011), Justin W. Slatky (since 2017), Raymond F. Condon (since 2011) and Jordan N. Barrow, CFA (since 2016)
Overview of Principal Investment Strategy
Harbor Convertible Securities Fund seeks to maximize total return by investing primarily in convertible securities of U.S. and non-U.S. corporate issuers. The Fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes in a diversified portfolio of convertible securities. The Fund focuses primarily on convertible securities of corporate issuers with debt rated below investment-grade (below Baa3 by Moody’s or below BBB- by S&P or Fitch), commonly referred to as “high-yield” or “junk bonds”.

Harbor High-Yield
Bond Fund
Investment Objective: Seeks total returns (i.e., current income and capital appreciation)
Subadviser: Shenkman Capital Management, Inc. (since its inception in 2002)
Portfolio Managers: Mark R. Shenkman (since 2002), Justin W. Slatky (since 2012), Eric Dobbin (since 2012), Steven N. Schweitzer (since 2012), Robert S. Kricheff (since 2015) and Neil Wechsler, CFA (since 2017)
Overview of Principal Investment Strategy
Harbor High-Yield Bond Fund seeks total return by investing primarily in below investment-grade securities of corporate issuers. The Fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of below investment-grade, high-risk, corporate bonds that are rated below Baa3 by Moody’s or below BBB- by S&P or Fitch, commonly referred to as “high-yield” or “junk bonds”.

Harbor High-Yield
Opportunities Fund
Investment Objective: Seeks total returns
Subadviser: Crescent Capital Group LP (since its inception in 2017)
Portfolio Managers: John A. Fekete (since 2017), Conrad E. Chen (since 2017), Ross M. Slusser (since 2017) and Scott K. Fukumoto (since 2017)
Overview of Principal Investment Strategy
Harbor High-Yield Opportunities Fund seeks total return by investing primarily in below investment-grade bonds of corporate issuers. The Fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of below investment-grade, high-risk, corporate bonds that are rated below Baa3 by Moody’s or below BBB- by S&P or Fitch, commonly referred to as “high-yield” or “junk bonds”. Under normal market conditions, the Fund expects to invest in approximately 150 to 200 issuers.

Harbor Bond Fund
Investment Objective: Seeks total return
Subadviser: Pacific Investment Management Company LLC (since its inception in 1987)
Portfolio Managers: Scott A. Mather (since 2014), Mark R. Kiesel (since 2014) and Mihir P. Worah, Ph.D. (since 2014)
Overview of Principal Investment Strategy
Harbor Bond Fund seeks total return by investing primarily in bonds of corporate and governmental issuers located in the U.S. and foreign countries, including emerging markets. The fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of fixed income instruments. These include mortgage-related securities and asset-backed securities. The fund may engage in active and frequent trading to achieve its principal investment strategies.

Descriptions of the Underlying Harbor Funds

Harbor Real
Return Fund
Investment Objective: Seeks maximum real return, consistent with preservation of real capital
Subadviser: Pacific Investment Management Company LLC (since its inception in 2005)
Portfolio Managers: Mihir P. Worah, Ph.D. (since 2007) and Jeremie Banet (since 2015)
Overview of Principal Investment Strategy
Harbor Real Return Fund seeks maximum real return (total return minus the cost of inflation), consistent with preservation of real capital, primarily by investing at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of fixed income securities. The Fund may invest all of its assets in derivative instruments, such as options, future contracts or swap agreements, or in mortgage- or asset-backed securities.

Harbor Money
Market Fund
Investment Objective: Seeks current income, while maintaining liquidity and a stable share price of $1
Subadviser: BNP Paribas Asset Management USA, Inc. (since its inception in 1987)
Portfolio Manager: Kenneth J. O’Donnell, CFA (since 2003)
Overview of Principal Investment Strategy
Harbor Money Market Fund seeks current income by investing in U.S. dollar denominated money market securities. An investment in this fund is neither FDIC insured nor guaranteed by the U.S. Government. Although the fund seeks to preserve the value of shareholders’ investments at $1.00 per share, it is possible to lose money by investing in this fund.

Additional Information Regarding Risks

In addition to the principal risks described earlier, there are other risks associated with an investment in the Target Retirement Funds.

Additional Fixed Income Risks
Additional risks associated with investments in fixed income securities include:
■	Extension risk: When interest rates are rising, the average life of securities backed by callable debt obligations is extended because of slower than expected principal payments. This would lock in a below-market interest rate, increase the security’s duration and reduce the value of the security.
■	Prepayment risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to call the bond (i.e., prepay principal) earlier than scheduled, forcing investors in the security to reinvest in lower yielding securities.
■	Derivatives risk: The value of derivative instruments may not change in the manner expected by a Subadviser of one or more of the Fund’s actively managed underlying funds, resulting in disproportionately large losses. Derivatives may also be more volatile than other instruments and may create a risk of loss greater than the amount invested. In addition, certain derivatives may be difficult to value and may be illiquid.
■	Short sale risk: If the price of securities sold short increases, an underlying fund would be required to pay more to replace the borrowed securities than the fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, an underlying fund’s risk of loss on a short sale is potentially unlimited.
■	High-yield risk: There is a greater risk of losing money from investing in high-yield bonds. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.
■	Liquidity risk: A period of low economic growth or rising interest rates could reduce the ability to sell bonds. The lack of a liquid market for these securities could decrease their prices.
■	Mortgage risk: Mortgage derivatives may have especially volatile prices because the embedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. There may be a greater risk of losing money due to prepayment and extension risks.

Additional Fund-Wide Risks
■	Issuer concentration risk: Certain of the underlying funds in which a Target Retirement Fund invests are comprised of a limited number of companies. As a result, an adverse event affecting a particular company may hurt an underlying fund’s performance more than if it had invested in a larger number of companies.
■	Portfolio turnover risk: Certain of the underlying Harbor funds may engage in active and frequent trading to achieve their principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholder’s tax liability. Frequent trading also increases the transaction costs, which could detract from the underlying fund’s performance.

Operational Risks
An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, inadequate or failed processes, failure in systems and technology, cybersecurity breaches, changes in personnel and errors caused by third-party service providers. These errors or failures as well as other technological issues may adversely affect the Funds’ ability to calculate their net asset values in a timely manner, including over a potentially extended period, or may otherwise adversely affect a Fund and its shareholders. While the Funds seek to minimize such events through controls and oversight, there may still be failures that could causes losses to a Fund. In addition, similar incidents affecting issuers of securities held by a Fund may negatively impact Fund performance.

Information About the Target Retirement Funds’ Other Investments

Temporary Positions
In response to extraordinary market, economic or political conditions, each underlying Harbor fund may depart from its principal investment strategies by taking large temporary investment positions in cash or investment-grade debt securities.
If an underlying Harbor fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal, which in turn may prevent a Target Retirement Fund from achieving its investment objective.

Other Investments
Each Target Retirement Fund may maintain cash reserves.

The Adviser

The Adviser
Harbor Capital Advisors, Inc. (the “Adviser”) is the investment adviser to Harbor Funds. The Adviser provides management services to each of the Target Retirement Funds and for each of the underlying Harbor funds.The Adviser, located at 111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606-4302, is a wholly-owned subsidiary of ORIX Corporation (“ORIX”), a global financial services company based in Tokyo, Japan. ORIX provides a range of financial services to corporate and retail customers around the world, including financing, leasing, real estate and investment banking services. The stock of ORIX trades publicly on both the New York (through American Depositary Receipts) and Tokyo Stock Exchanges.
The combined assets of Harbor Funds and the pension plans managed by the Adviser were approximately $71 billion as of December 31, 2017.
The Adviser designs and administers the asset allocation program for each Target Retirement Fund. Subject to the approval of Harbor Funds’ Board of Trustees, the Adviser also establishes, and may modify whenever deemed appropriate, the investment strategies of each of the underlying Harbor funds. The Adviser also is responsible for overseeing each Subadviser and recommending the selection, termination and replacement of Subadvisers in the underlying Harbor Funds. The Adviser evaluates and allocates each underlying fund’s assets to one or more Subadvisers.
In order to more effectively manage the underlying Harbor funds, Harbor Funds and the Adviser have been granted an order from the Securities and Exchange Commission (“SEC”) permitting the Adviser, subject to the approval of the Board of Trustees, to select subadvisers not affiliated with the Adviser to serve as portfolio managers for the underlying Harbor funds, to enter into new subadvisory agreements and to materially modify existing subadvisory agreements with such unaffiliated subadvisers, all without obtaining shareholder approval.
In addition to its investment management services to all of the Harbor Funds, the Adviser administers each Fund’s business affairs. The Target Retirement Funds do not pay a management fee to the Adviser. The Adviser has contractually agreed to limit each Fund’s annual fund operating expenses to the amount of the Acquired Funds’ fees and expenses. The Adviser also receives no fee for handling the business affairs for each Target Retirement Fund and pays the expenses of each Target Retirement Fund with limited exceptions. Each Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor Funds in which the Fund invests. For the year ended October 31, 2017, the net expense ratios for the Institutional Class of shares of each of the underlying Harbor funds were:
Net Expense Ratio*
Equity
Harbor Capital Appreciation Fund	0.65%
Harbor Strategic Growth Fund	0.70
Harbor Mid Cap Growth Fund	0.87
Harbor Small Cap Growth Fund	0.86
Harbor Small Cap Growth Opportunities Fund	0.88
Harbor Large Cap Value Fund	0.68
Harbor Mid Cap Value Fund	0.86
Harbor Small Cap Value Fund	0.87
Harbor Small Cap Value Opportunities Fund	0.88
Harbor International Fund	0.79
Harbor Diversified International All Cap Fund	0.85
Harbor International Growth Fund	0.85
Harbor International Small Cap Fund	0.95
Harbor Global Leaders Fund	0.90
Harbor Emerging Markets Equity Fund	1.15
Fixed Income
Harbor Convertible Securities Fund	0.76%
Harbor High-Yield Bond Fund	0.67
Harbor High-Yield Opportunities Fund[1]	0.73
Harbor Bond Fund	0.51
Harbor Real Return Fund	0.54
Short-Term
Harbor Money Market Fund	0.28%
1	Commenced operations November 1, 2017. The Adviser has contractually agreed to limit the operating expenses, excluding interest expense (if any), of the Fund’s Institutional Class shares to 0.73%.
*	Excluding interest expense, if any.
A discussion of the factors considered by the Board of Trustees when approving the investment advisory agreements of the Funds is available in Harbor Funds’ most recent semi-annual (for the 6-month period ended April 30) report to shareholders.

The Adviser

Portfolio Managers
Harbor Capital Advisors, Inc. (“Harbor Capital”) has established an Investment Advisory Committee (the “Committee”) with respect to the Target Retirement Funds. The Committee oversees the administration of the asset allocation program for each of the Target Retirement Funds. The Committee members are: Brian L. Collins (Chairman), Paul C. Herbert, and Linda M. Molenda. The Committee members are jointly and primarily responsible for the day-to-day investment decisions of the Funds. Mr. Herbert has day-to- day responsibility for executing the Target Retirement Funds’ investment programs. The following table describes the portfolio managers’ business experience. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares in the Funds.
Target Retirement Funds
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Brian L. Collins, CFA	2009	Mr. Collins joined Harbor Capital in 2004 and is an Executive Vice President, the Chief Investment Officer, and a Portfolio Manager. Prior to joining Harbor Capital, he was the Director of U.S. Investment Manager Research at Mercer Investment Consulting, Inc. Prior to that he was an Associate at IPC Group, LLC and a Trust Officer at Harris Trust and Savings bank. Mr. Collins began his investment career in 1990.
Paul C. Herbert, CFA, CAIA	2009	Mr. Herbert joined Harbor Capital in 2008 and is a Managing Director and Portfolio Manager. Previously he was Vice President of Investments at Harbor Capital and prior to that he held various roles at Morningstar, Inc. Mr. Herbert began his investment career in 1997.
Linda M. Molenda	2009	Ms. Molenda joined Harbor Capital in 1988 and is a Managing Director and Portfolio Manager. Previously she served as Senior Vice President of Harbor Capital. Ms. Molenda began her investment career in 1988.

Your Harbor Funds Account

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 800-422-1050 or visit our website at harborfunds.com.
Shares of the Target Retirement Funds are currently available for sale only through retirement plans sponsored by Harbor Capital Advisors, Inc. and Owens-Illinois, Inc.
Institutional Class	■ No 12b-1 fee
■ No transfer agent fee
■ $1,000 minimum investment in each Fund
Meeting the minimum investment means you have purchased and maintained shares with a value at the time of purchase that is at least equal to that minimum investment amount. Redemptions out of your account can cause your account to fail to meet the minimum investment amount requirement. Changes in the market value of your account alone will not cause your account to either meet the minimum investment amount or fall below the minimum investment amount. See “Accounts Below Share Class Minimums.”

Minimum Investment Exceptions
Harbor Funds may, in its discretion, waive or lower the investment minimum for the Institutional Class of any Harbor Target Retirement Fund.

Investing Through a Financial Intermediary
You may purchase Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in the Funds directly.
The Distributor and Shareholder Services have contracted with certain intermediaries to accept and forward purchase orders to the Funds on your behalf. These contracts may permit a financial intermediary to forward the purchase order and transmit the funds for the purchase order to Harbor Funds by the next business day. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.
Shareholder Services and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Institutional Class shares of the Funds through accounts that are maintained by the financial intermediaries. As a result, these financial intermediaries could be incentivized to recommend shares of Harbor Funds over shares of another mutual fund that either does not compensate the financial intermediary or compensates the intermediary at lower levels.
Harbor Funds, the Adviser, the Distributor, Shareholder Services and their respective trustees, directors, officers, employees and agents are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions that are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day or prior to the deadline established between Harbor and the intermediary (i.e., on a trade date plus one [T+1] basis).

Your Harbor Funds Account
How to Purchase Shares

Harbor Funds will not accept cash, money orders, cashier’s checks, official checks, starter checks, third-party checks, credit card convenience checks, traveler’s checks or checks drawn on banks outside the U.S.
Harbor Funds does not issue share certificates.
All orders to purchase shares received in good order by Harbor Funds or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Funds. Checks and funds sent by wire or Automated Clearing House (“ACH”) for direct purchases must be received by Harbor Funds prior to the close of regular trading of the NYSE to receive that day’s share price. See “Through a Financial Intermediary” if you are purchasing through a financial intermediary.
Harbor Funds at all times reserves the right to reject any purchase for any reason without prior notice, including if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about Harbor Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Harbor Funds reserves the right to verify the accuracy of the submitted banking information (ACH, wire) prior to activation of the banking instructions on your account. The verification may take as long as 10 business days.
Shares of the Target Retirement Funds are currently available for sale only through retirement plans sponsored by Harbor Capital Advisors, Inc. and Owens-Illinois, Inc. Shares of the Target Retirement Funds may in the future be made available for broader distribution. The Funds reserve the right to reject any offer to purchase shares.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
Harbor Funds
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
Open a new account	Add to an existing account
Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.	Mail a completed Letter of Instruction or an Additional Investments form (available from harborfunds.com/forms). The Additional Investments form was also included with your most recent confirmation statement.
Make your check payable to: “Harbor Funds.”
Shares purchased by check may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 10 business days after the purchase of such shares to make sure the funds from your account have cleared.
If your check does not clear for any reason, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future purchases.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
Add to an existing account
You may submit orders for the purchase of additional shares via our automated telephone service 24 hours a day or by contacting a Shareholder Services Representative during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future telephone purchases.
Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.
If you are unable to access our automated telephone service or a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our website.
You must have banking instructions already established on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, call a Shareholder Services Representative at 800-422-1050 to request an Account Services form to add these instructions to your account or you may download the form from our website at harborfunds.com. You may also establish banking instructions online if you are registered for online access.

Your Harbor Funds Account
How to Purchase Shares

By Wire
Wire to:
State Street Bank and
Trust Company
Boston, MA
ABA#: 0110 0002 8
Acct: DDA #3018-065-7 Supply Fund name, share class, account registration and account number
Open a new account	Add to an existing account
Send the completed account application to Shareholder Services at the address listed under “By Mail.”	Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.
Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.
Call a Shareholder Services Representative at 800-422-1050 if you are sending a wire of $100,000 or more.

By Internet
Visit our website at:
harborfunds.com
Please make note of your confirmation number when transacting via the Internet.
Add to an existing account
If you have established online access for your account, you may submit an order to purchase shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Payment for purchase of shares through the Internet may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future Internet purchases.
Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours, use our automated telephone service 24 hours a day or send the purchase request by mail.
You must have banking instructions already established on your account to purchase shares through the online account access system. If banking instructions were not established at the time you opened your account, you may add them to your account via the online account access system or you may download the Account Services form from our website and send it by mail.

Your Harbor Funds Account
How to Exchange Shares

An exchange is a redemption of shares from one Harbor fund and a purchase of shares into another Harbor fund and may be subject to a redemption fee.
Exchanges are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss.
Class-to-class exchanges within the same Fund, however, are generally not taxable.
All orders to exchange shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Funds.
The exchange privilege is not intended as a means for short-term or excessive trading. Harbor Funds at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to a Fund. For more information about Harbor Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each Harbor fund. You should consider the differences in investment objectives and expenses of a Harbor fund before making an exchange.
Harbor Funds may change or terminate its exchange policy on 60 days’ prior notice.
Institutional CLASS SHAREHOLDERS
This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.
If you are an original shareholder (a shareholder of any Harbor fund as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor fund.
If you are not an original shareholder, you must meet the minimum initial investment requirements for each Fund.
In addition, you may exchange your shares of the Institutional Class for shares of the Retirement Class of another Harbor fund subject to the eligibility and minimum investment requirements for the Fund to be acquired.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
Harbor Funds
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
You may mail an exchange request to Shareholder Services. Indicate the name of the Fund, the share class, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the account holder’s name(s) appear on the account registration.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
If your account has telephone exchange privileges, you may submit an order to exchange shares via our automated telephone service 24 hours a day or by contacting a Shareholder Services Representative during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
If you are unable to access our automated telephone service or reach a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our website.

By Internet
Visit our website at:
harborfunds.com
Please make note of your confirmation number when transacting via the Internet.
If your account has Internet exchange privileges, you may submit an order to exchange shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours, use our automated telephone service 24 hours a day or send the exchange request by mail.

Your Harbor Funds Account
How to Sell Shares

Redemptions are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.
A Medallion signature guarantee may be required. See “Shareholder and Account Policies” for more information.
All orders to sell shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Harbor Funds has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via ACH to the current banking instructions already on file.
The length of time Harbor Funds typically expects to pay proceeds from redemption requests varies based on the method by which you elect to receive the proceeds. Harbor Funds typically expects to pay redemption proceeds as follows: (i) for proceeds by check, Harbor Funds typically expects to mail the check by the next business day following the receipt of a redemption request that is in good order; (ii) for proceeds by wire, Harbor Funds typically expects to pay proceeds by the next business day following the receipt of a redemption request that is in good order; and (iii) for proceeds by ACH, Harbor Funds typically expects to transfer the proceeds to the shareholder’s bank on the next business day following the receipt of the redemption request which will be made available to the redeeming shareholder on the second business day. For redemption requests settled through the National Securities Clearing Corporation, Harbor Funds typically expects the redemption transaction to settle (and proceeds to be paid) the next business day following the receipt of the redemption request in good order. For redemptions through an intermediary, Harbor Funds typically expects to pay redemption proceeds to the intermediary in accordance with the preceding statement. As previously noted, payments of redemption proceeds may take up to seven days, as permitted by law.
If withholding information on IRA redemption requests is not specified, Harbor Funds will withhold the mandatory federal amount (currently 10%) and any applicable state amount.
For information about Harbor Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Harbor Funds and Shareholder Services do not pay interest on redemption proceeds.
Redemption proceeds, except for IRA redemption proceeds, sent by check that are not cashed within 180 days may be reinvested (without interest), in your account in the same Fund from which they were redeemed at the current day’s net asset value (“NAV”). Redemption proceeds that are reinvested are subject to the risk of loss like any Fund investment. Additionally, if redemption checks are not cashed within 180 days, your account options will be changed to have future dividend and capital gains distributions reinvested.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
Harbor Funds
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
You may mail a written redemption request to Shareholder Services. State the name of the Fund, the class of shares and number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
If your account has telephone redemption privileges, you may submit an order to redeem shares via our automated telephone service 24 hours a day or by contacting a Shareholder Services Representative during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.
Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.
If you are unable to access our automated telephone service or reach a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our website.

Your Harbor Funds Account
How to Sell Shares

By Internet
Visit our website at:
harborfunds.com
Please make note of your confirmation number when transacting via the Internet.
If your account has Internet redemption privileges, you may submit an order to redeem shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Redemptions through the Internet will be paid by check, wire or ACH transfer only to the address or bank account of record.
Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours, use our automated telephone service 24 hours a day or send the redemption request by mail.

Shareholder and Account Policies

Transaction and Account Policies
Important Information About Opening an Account
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including Harbor Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, unless this information is collected by the broker/dealer or other financial intermediary pursuant to an agreement, Harbor Funds must obtain the following information for each person that opens a new account:
■	Name;
■	Date of birth (for individuals);
■	Residential or business street address (although post office boxes may be used as a mailing address); and
■	Social Security number, taxpayer identification number or other identifying number.
You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other legal entities.
Effective May 11, 2018, legal entity customers will be required to provide the name, date of birth, address and social security number (or other government identification number such as a passport number or other similar information in the case of foreign persons) of individual(s) who own 25% or more of the equity interest of the legal entity, as applicable, and an individual with significant responsibility to control, manage or direct the legal entity at the time that a new account is opened.
Federal law prohibits Harbor Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, Harbor Funds may restrict your ability to purchase additional shares until your identity is verified. Harbor Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. If the NAV on the redemption date is lower than the NAV on your original purchase date, you will receive less than your original investment amount when the account is closed.

Rights Reserved by Harbor Funds
Harbor Funds reserves the following rights: (1) to accept initial purchases by telephone, the Internet or mail; (2) to refuse any purchase or exchange order for any reason; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering a Fund’s shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed if a Fund or its agent is unable to verify the identity of the person(s) or entity opening an account or becomes aware of information regarding a shareholder or shareholder’s account, which indicates that the identity of the shareholder can no longer be verified.
These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund or if required by law.
If the NYSE is closed because of inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, Harbor Funds reserves the right to treat such day as a business day and accept purchase and redemption orders until (and calculate a Fund’s NAV as of) the normally scheduled close of regular trading on the NYSE for that day.

Important Information Regarding State Escheatment Laws
Mutual fund accounts can be considered abandoned property. States increasingly are looking at inactive mutual fund accounts as possible abandoned or unclaimed property. Under certain circumstances, Harbor Funds may be legally obligated to escheat (or transfer) an investor’s account to the appropriate state’s unclaimed property administrator. Harbor Funds will not be liable to investors or their representatives for good faith compliance with state unclaimed or abandoned property (escheatment) laws. If you invest in a Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state escheatment laws.
Escheatment laws vary by state, and states have different criteria for defining inactivity and abandoned property. Generally, a mutual fund account may be subject to “escheatment” (i.e., considered to be abandoned or unclaimed property) if the account owner has not initiated any activity in the account or contacted a Fund for an “inactivity period” as specified in applicable state laws. If a Fund is unable to establish

Shareholder and Account Policies

contact with an investor, the Fund will determine whether the investor’s account must legally be considered abandoned and whether the assets in the account must be transferred to the appropriate state’s unclaimed property administrator. Typically, an investor’s last known address of record determines the state that has jurisdiction.
Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. Other states may provide similar processes for shareholders.
We strongly encourage you to contact us at least once every year to review your account information. Below are ways in which you can assist us in safeguarding your Fund investments.
■	If you have established online access for your account, log in to your account at harborfunds.com to view your account information. Please note, simply visiting our public website does not establish contact with us under state escheatment laws.
■	Call one of our Shareholder Services Representatives at 800-422-1050, Monday through Friday, from 8:00 a.m. to 6:00 p.m. Eastern time.
■	Take action on letters received in the mail from Harbor Funds concerning account inactivity, outstanding checks and/or escheatment or abandoned property and follow the directions in these letters. To avoid escheatment, we advise that you promptly respond to any such letters.

Excessive Trading/Market-Timing
Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Harbor funds are intended for long-term investment purposes only. Harbor Funds has taken reasonable steps to identify and seek to discourage excessive short-term trading.
Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies, increase expenses, and negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. Certain Funds invest a significant portion of their assets in small cap stocks, stocks of emerging market companies or high-yield bonds. Some of these holdings may not trade every day or may not trade frequently throughout a trading day. As a result, these Funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a Fund’s portfolio securities, as reflected by the Fund’s net asset value on any given day, do not fully reflect the current fair market value of such securities. In the case of Funds that invest primarily in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.
The Board of Trustees has adopted policies and procedures and has authorized Harbor Funds to take the following actions to discourage excessive short-term trading activity in the Funds.
You may make no more than four round trips in the same Fund in any 12-month period. A “round trip” is a purchase into a Fund followed by a redemption out of the same Fund (including by exchange) or a redemption out of a Fund (including by exchange) followed by a purchase into the same Fund within a 30-day period. When a purchase or redemption transaction is paired with another transaction to make one round trip, neither of those transactions is paired with a third transaction to make a second round trip. For example, if a shareholder purchases shares of a Fund on May 1, redeems those shares of the same Fund on May 15 and then purchases shares in the same Fund again on June 5, the shareholder would have engaged in one round trip. The purchase on May 1 would be paired with the redemption on May 15 because the transactions occurred within a 30-day period. However, the redemption on May 15 would not be paired with the purchase on June 5 to create a second round trip because the May 15 redemption already constituted part of the earlier round trip. Different restrictions may apply if you invest through an intermediary.
Harbor Funds will limit, for a period of 60 days, future purchases into a Fund by any investor who makes more than four round trips in the same Fund in a 12-month period. Harbor Funds monitors trading activity in all accounts maintained directly with Harbor Funds. If Harbor Funds discovers what it believes to be excessive trading or market timing activity in any Fund, it may limit future purchases or terminate the exchange privilege on a temporary or permanent basis at any time, including after one round trip. Harbor Funds also may prohibit a shareholder from opening new accounts or adding to existing accounts in any Harbor fund. The trading history of accounts under common ownership or control within any of the Harbor funds may be considered in enforcing these policies. As described under “Pricing of Fund Shares,” Harbor Funds has also implemented fair value pricing procedures, which may have the effect of reducing market timing activity in some Funds. In addition, the Funds reserve the right to reject any

Shareholder and Account Policies

purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Purchases placed (directly or through a financial intermediary) in violation of the Funds’ exchange limits or excessive trading policy may be rejected by a Fund.
The four round trip limitation imposed under the excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts where the excess is reinvested into the same Funds; (iii) purchases of shares in retirement accounts with participant payroll or employer contributions or loan repayments; (iv) transaction requests submitted by mail to Harbor Funds from shareholders who hold their accounts directly with Harbor Funds (transactions submitted by fax or wire are not considered mail transactions); (v) transactions involving the reinvestment of dividend and capital gains distributions; (vi) transactions initiated through an automatic investment, exchange or withdrawal plan; (vii) transactions pursuant to an automatic rebalancing or asset allocation program established with Harbor Funds; (viii) transactions involving the transfer of shares from one account to another account of the same shareholder in the same Fund and the conversion of shares from one class to another class in the same Fund; (ix) transactions initiated by a plan sponsor; (x) Section 529 College Savings Plans; (xi) Harbor funds that invest in other Harbor funds; (xii) involuntary redemptions of shares to pay Fund or account fees; (xiii) transactions below a dollar amount applicable to all accounts in a Fund that Harbor has determined, in its sole discretion, are not likely to adversely affect the management of the Fund; and (xiv) omnibus accounts maintained by financial intermediaries.
When financial intermediaries establish omnibus accounts with Harbor Funds, Harbor Funds monitors trading activity in the account at the omnibus level. Because activity in the omnibus account represents the aggregate trading activity of the intermediary’s underlying customers, Harbor Funds monitors trading activity in omnibus accounts in a different manner than it does in accounts which Harbor Funds believes are owned directly by the investor. If Harbor Funds detects what it believes may be excessive short-term trading or market timing activity in an omnibus account, Harbor Funds will seek to investigate and take appropriate action. This may include requesting that the intermediary provide its customers’ underlying transaction information so that Harbor Funds can assess whether an underlying customer’s transaction activity was reflective of excessive short-term trading or market timing activity. If necessary, Harbor Funds may limit or prohibit additional purchases of Fund shares by an intermediary or by certain of the intermediary’s customers. Because Harbor Funds normally monitors trading activity at the omnibus account level, Harbor Funds may not be able to detect or prevent excessive short-term trading or market timing activity at the underlying customer level.
In addition, certain financial intermediaries may impose restrictions on short-term trading that may differ from those of Harbor Funds. Harbor Funds may choose to rely on the intermediary’s restrictions on short-term trading in place of its own if Harbor Funds determines, in its discretion, that the intermediary’s restrictions provide reasonable protection for the Funds from excessive short-term trading activity.
Certain Funds may charge redemption fees, subject to certain exceptions, as described in the respective Fund’s prospectus under “Redemption Fees.” For the purposes of determining whether the redemption fee applies, Harbor Funds will redeem your shares on a “first-in, first-out” (FIFO) basis, which means that shares with the longest holding period will be redeemed first and shares with the shortest holding period will be redeemed last.

Portfolio Holdings Disclosure Policy
Each Fund’s full portfolio holdings are published monthly on the 15th day following each month end and quarterly on the 10th day following quarter end on harborfunds.com. This information is available on Harbor Funds’ website for the entire quarter.
Additional information about Harbor Funds’ portfolio holdings disclosure policy is available in the Statement of Additional Information.

Pricing of Fund Shares
Each Fund’s share price, called its net asset value (NAV) per share, is generally calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. The NAV per share for each class of shares outstanding is computed by dividing the net assets of the Fund attributable to that class by the number of Fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is generally not calculated and the Funds generally do not transact purchase or redemption requests. However, on those days the value of a Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open. The assets of each Target Retirement Fund consists primarily of shares of the underlying Harbor Funds, which are valued at their respective net asset values.

Shareholder and Account Policies

If the NYSE is closed because of inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, Harbor Funds reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate a Fund’s NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. Harbor Funds may elect to remain open and price Fund shares on days when the NYSE is closed but the primary securities markets on which the Funds’ securities trade remain open.
Each underlying fund normally values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing vendors.
When reliable market quotations are not readily available or when market quotations are considered unreliable, securities are generally priced at their fair value, calculated according to procedures adopted by the Board of Trustees, which may include utilizing an independent pricing vendor. An underlying fund may use fair-value pricing if the value of some or all of such fund’s securities have been materially affected by events occurring before such fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by an underlying fund to calculate its NAV may differ from market quotations or official closing prices for the same securities. This means such underlying fund may value those securities higher or lower than another given fund that uses market quotations or official closing prices.
In connection with valuing Fund investments, the Harbor Funds’ valuation procedures permit the underlying funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data. As a general matter, accurately fair valuing investments is difficult and can be based on inputs and assumptions that may not always be correct.
Current day share prices are normally available after 7:00 p.m. Eastern time by calling our automated telephone service at 800-422-1050 or visiting harborfunds.com.

Paying for Shares by Check
If you purchase Fund shares by check:
■	Make your check payable to: “Harbor Funds.”
■	No third-party checks, starter checks, money orders, cashier’s checks, official checks, credit card convenience checks, traveler’s checks or checks drawn on banks outside the U.S. are accepted.
■	If your check does not clear for any reason, your purchase will be cancelled and $25 will be deducted from your Harbor Funds account. You also may be prohibited from future purchases.
■	Although you can redeem shares at any time, proceeds may not be made available to you until the Fund collects payment for your purchase. This may take up to 10 business days for shares purchased by check, up to 3 business days for shares purchased by ACH or up to 1 business day for shares purchased by wire.

In-Kind Redemptions
Harbor Funds agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Harbor Funds reserves the right to pay redemptions exceeding $250,000 or 1% of the NAV of the redeeming Fund, either totally or partially, by an in-kind redemption of securities (instead of cash) from the applicable Fund. The securities redeemed in-kind would be valued for this purpose by the same method as is used to calculate the Fund’s NAV per share. Redemptions, whether made in cash or in-kind, are taxable transactions for shareholders who are subject to tax. If you receive an in-kind redemption, you should expect to incur transaction costs and may incur additional tax liability upon the disposition of the securities received in the redemption.

Methods to Meet Redemption Requests
In order to meet redemption requests, Harbor Funds typically expects to use holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. On a less regular basis, a Fund may meet redemption requests by accessing a custodian overdraft facility, borrowing through Harbor Funds’ interfund lending program, or borrowing through other sources. These methods may be used during both normal and stressed conditions. In addition, Harbor Funds reserves the right to pay redemption proceeds in-kind as described above.

Shareholder and Account Policies

Accounts Below Share Class Minimums
If your account balance falls below the required minimum investment due to redemptions and/or exchanges out of the class of shares in which you are invested, Shareholder Services may request that the account balance be increased or the account will be liquidated. If your account balance is not increased within 60 days, Harbor Funds reserves the right to redeem your account in full at the then-current NAV.

Statements and Reports
You will receive a confirmation statement from Harbor Funds after each transaction affecting your account unless your account is maintained by a financial intermediary. Shareholders participating in an automatic plan, however, will receive only quarterly confirmations for all transactions occurring during the relevant quarter. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact a Shareholder Services Representative regarding any errors or discrepancies.
Each Fund produces financial reports, which includes a list of the Fund’s portfolio holdings semi-annually, and updates its prospectus at least annually.
Unless you instruct Harbor Funds otherwise by contacting a Shareholder Services Representative, Harbor Funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor Funds account. This process is known as “householding.” Please call a Shareholder Services Representative at 800-422-1050 if you would like to receive additional copies of these documents. Individual copies will be sent within 30 days after Shareholder Services receives your instructions. Your consent to householding is considered valid until revoked.

Signature Guarantees
Harbor Funds believes that certain redemption instructions may involve a greater risk of potential fraud. In seeking to ensure that the redemption instructions are genuine, Harbor Funds requires that the shareholder obtain and provide a Medallion signature guarantee to Harbor Funds with the instructions. A Medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers.
A Medallion signature guarantee is required if any of the following are applicable:
■	You would like a check made payable to anyone other than the shareholder(s) of record.
■	You would like a check mailed to an address that has been changed within 10 business days of the redemption request.
■	You would like a check mailed to an address other than the address of record.
■	You would like your redemption proceeds sent by wire or ACH to a bank account that has been changed on Harbor Funds’ records within 10 business days of the redemption request or to an account other than a bank account of record.
Harbor Funds may waive or require a Medallion signature guarantee under certain circumstances at Harbor Funds’ sole discretion. Harbor Funds may also accept or require a Signature Validation stamp (SVP) under certain circumstances at Harbor Funds’ sole discretion.
A Medallion signature guarantee may be refused if any of the following are applicable:
■	It does not appear valid or in good form.
■	The transaction amount exceeds the surety bond limit of the Medallion guarantee.
■	The guarantee stamp has been reported as stolen, missing or counterfeit.
How to Obtain a Medallion Signature Guarantee
A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that do not participate in a Medallion program will not be accepted. A signature guarantee cannot be provided by a notary public.
If you are a Harbor Funds shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature. In its discretion, Shareholder Services may accept such an authentication in lieu of a Medallion signature guarantee.

Shareholder and Account Policies

You may receive dividends and capital gains distributions in cash or reinvest them. Dividends and capital gains distributions will be reinvested in additional shares of the same Fund unless you elect otherwise.
This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.
Dividends, Distributions and Taxes
Each Target Retirement Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each Target Retirement Fund, with the exception of Harbor Target Retirement Income Fund, declares and pays any dividends from net investment income and capital gains at least annually in December. Harbor Target Retirement Income Fund generally declares and pays dividends from net investments quarterly and distributes any capital gains annually in December. Each Target Retirement Fund may also pay dividends and distribute capital gains at other times if necessary to avoid federal income or excise tax.
Approximately five years after a Target Retirement Fund with a target retirement date reaches its target retirement year, its asset allocation is expected to match that of Harbor Target Retirement Income Fund. At that time, the assets of the particular Target Retirement Fund will be combined with the assets of Harbor Target Retirement Income Fund. The Board of Trustees reserves the right to engage in such transactions in the best interests of each Target Retirement Fund’s shareholders. The Trustees may take these actions with or without seeking shareholder approval. A combination of assets may result in a capital gain or loss for shareholders of the particular Target Retirement Fund.
For U.S. federal income tax purposes, distributions of net long-term capital gains are taxable as long-term capital gains which may be taxable at different rates depending on their source and other factors. Distributions of net short-term capital gains are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so reported by a Fund and certain other conditions (including holding period requirements) are met by the Fund and the shareholder, as “qualified dividend income” (“QDI”). QDI is taxable to individual shareholders at a maximum 15% or 20% for U.S. federal income tax purposes (depending on whether the individual’s income exceeds certain threshold amounts). More information about QDI is included in the Funds’ Statement of Additional Information. The Funds can have income, gains or losses from any distributions or redemptions in the underlying Harbor funds. The Funds cannot use gains distributed by one underlying Harbor fund to offset losses in another underlying Harbor fund. Redemptions of shares in an underlying Harbor fund, including those resulting from allocation changes, could also cause additional distributable gains to shareholders, a portion of which may be short-term capital gains distributable as ordinary income. Further, a portion of any losses on underlying Harbor fund share redemptions may be deferred under the “wash sale” rules. As a result of these factors, the Funds’ “fund-of-funds” structure could affect the amount, timing and character of distributions to shareholders. Dividends and capital gains distributions are taxable whether you receive them in cash or reinvest them in additional Fund shares.
Generally, you should avoid investing in a Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in the NAV of the Fund. This is referred to as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, the Fund’s share price will drop to $19 (excluding any market value change). You would still have an investment worth only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you would owe tax on the $250 distribution you received — even if you reinvest the distribution in more shares.
When you sell or exchange Fund shares, you generally will recognize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds (or in the case of an exchange, the fair market value of the shares) you receive and your tax basis for the shares that you sell or exchange. Early each year, each Fund will send you information about each Fund’s dividends and distributions and any shares you sold during the previous calendar year unless your account is maintained by a financial intermediary.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gains distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) earned by U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
If you do not provide Harbor Funds with your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service (“IRS”), you may be subject to a backup withholding tax, currently at a rate of 24%, on any dividends and capital gain distributions, redemptions, exchanges and any other payments to you. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends or otherwise “withholdable payments” from a Fund, as discussed in more detail in the Funds’ Statement of Additional Information.

Shareholder and Account Policies

Each Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:
■	Postal or other delivery service is unable to deliver checks to the address of record;
■	Dividends and capital gains distributions are not cashed within 180 days; or
■	Bank account of record is no longer valid.
Dividends and capital gains distribution checks that are not cashed within 180 days may be reinvested in your account in the same Fund that was the source of the payments at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any investment.
Harbor Funds and Shareholder Services do not have any obligation, under any circumstances, to pay interest on dividends or capital gains distributions sent to a shareholder.

Cost Basis
Shares acquired after January 1, 2012 are referred to as “covered” shares, while shares acquired prior to January 1, 2012 are referred to as “non-covered” shares. For covered shares, Harbor Funds is required to report cost basis information to you as well as the IRS on Form 1099-B. The cost basis information provided to you for non-covered shares will not be reported to the IRS. Both covered and non-covered shares will each receive their own individual cost basis calculation.
Harbor Funds offers average cost basis information, if available, to shareholders for noncovered shares on quarterly statements in addition to the required cost basis information for covered shares. Cost basis information on taxable transactions that represent noncovered shares will be noted on Form 1099-B, but not reported to the IRS.
Under cost basis regulations that began in 2012, you can select a different cost basis method for the covered shares in your Harbor Funds account. You can do this in one of three ways: (1) log into your Harbor Funds account online and follow the menu steps to select a different cost basis method, (2) download the Cost Basis Election Form and return that form to Harbor Funds by mail or by fax, or (3) contact Shareholder Services at 800-422-1050 to request that a copy of the Cost Basis Election Form be mailed to you for completion and return to Harbor Funds by mail or fax.
If you do not elect a cost basis method, Harbor Funds will use the average cost method for calculating cost basis of your covered shares.
For more information on cost basis and which method is right for you, please contact your tax advisor.

Investor Services

Harbor Funds provides a variety of services to manage your account.
If you already have a Harbor Funds account, call a Shareholder Services Representative at 800-422-1050 to request an Account Services form to add these features or you may download the form from our website at harborfunds.com.
Online Services
Harborfunds.Com
Our website is normally available 24 hours a day. It provides you with the ability to access your account information, submit transactions, request forms and applications, and obtain additional information on each of the Harbor funds.
In order to submit orders for transactions via the Internet, you must authorize us to transmit account information online and accept online instructions (go to harborfunds.com and follow the instructions accordingly).
When you establish an account, you will automatically be granted Internet transaction privileges, unless you decline them on the application.
Transactions submitted through the Internet are subject to the same minimums and terms as other transactions.
Shareholder Services uses procedures designed to confirm that instructions communicated via the Internet are genuine, including requiring that certain identifying information be provided, prior to acting upon instructions and sending written confirmation of Internet transactions. To the extent that Shareholder Services uses reasonable procedures to confirm that instructions received through the Internet are genuine, Harbor Funds, Shareholder Services and the Distributor are not liable for acting on these instructions.

Telephone Services
800-422-1050
Our automated telephone service is normally available 24 hours a day. It provides you the ability to access your account information, submit transactions, request forms and applications, and obtain information on each of the Harbor funds. Retirement Class accounts are not eligible for automated telephone services.
When you establish an account, you will be granted telephone transaction privileges unless you specifically instruct us otherwise in writing.
Telephone transactions are subject to the same minimums and terms as other transactions.
Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring that certain identifying information be provided prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions, are used by Shareholder Services. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, Harbor Funds, Shareholder Services, or the Distributor will not be liable for acting in accordance with these instructions.

Retirement Accounts
For information on establishing retirement accounts, please call 800-422-1050 or visit our website at harborfunds.com.
■	Traditional IRA — An individual retirement account. You may make contributions up until the year you reach age 70½ and you may be able to deduct the contribution from taxable income, thereby reducing your current income taxes. Taxes on investment earnings are deferred until the money is withdrawn. Withdrawals are taxed as additional ordinary income when received. Non-deductible contributions, if any, are withdrawn tax-free. Withdrawals before age 59½ are assessed a 10% premature withdrawal penalty in addition to income tax, unless an exception applies. You are required to begin taking withdrawals from your Traditional IRA after you reach age 70½.
■	Roth IRA — An individual retirement account. Your contributions are never tax deductible; however, all earnings in the account are tax-free. You do not pay income taxes on qualified withdrawals from your Roth IRA if certain requirements are met. There is no age limitation on making contributions to Roth IRAs and there is no requirement that you begin making minimum withdrawals at any age.
■	SEP IRA — A type of Traditional IRA funded by employer contributions. A Harbor Funds Traditional IRA may be used in connection with a Simplified Employee Pension (SEP) plan maintained by your employer. Assets grow tax-deferred and distributions are taxable as income.
■	Other Retirement Plans — Harbor funds may be used as an investment option in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.
■	SIMPLE IRA — A Savings Incentive Match Plan for Employees IRA (SIMPLE IRA) is a plan that certain small employers can set up for the benefit of their employees. Harbor Funds does not offer SIMPLE IRAs.

Investor Services

Shareholders participating in an automatic investment, exchange or withdrawal plan, or dividend exchange plan will receive only quarterly confirmations of all transactions.
Harbor Funds may amend or terminate the automatic plans without notice to participating shareholders.
Your automatic investment plan, automatic exchange plan, automatic withdrawal plan, or dividend exchange plan may be suspended if postal or other delivery services are unable to deliver the transaction confirmation statements to you at the address of record. In case of a suspended dividend exchange plan, your distributions will be reinvested in the current Fund, and shares represented by such reinvested dividends will not be exchanged.
Automatic Investment Plan
You may direct Harbor Funds to purchase a specific dollar amount of a Fund on a scheduled basis through an ACH transaction by providing valid banking instructions on your account application or Automatic Transactions form.
If your ACH transaction does not clear, your purchase will be cancelled and $25 may be deducted from your account. You may also be prohibited from future automatic investment plan purchases.
If you already have a Harbor Funds account, you may call a Shareholder Services Representative at 800-422-1050 to request an Automatic Transactions form, or download the form from our website at harborfunds.com. Alternatively, you may establish an automatic investment plan through our website by logging in to your account at harborfunds.com.
By using the automatic investment or exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in NAV per share. Over time, your average cost per share may be higher or lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an effective way to invest for retirement, a home, educational expenses, and other long-term financial goals. See “Dividends, Distributions and Taxes” regarding the potential adverse tax consequences of purchasing shares shortly before an anticipated dividend or capital gains distribution.
Payroll Deduction Purchase Allocations
You may direct your employer to automatically deduct a specific dollar amount from your paycheck(s) and allocate the deducted amounts to one or more Harbor funds on a scheduled basis by completing the Payroll Deduction form. A payroll deduction must first be implemented by your employer before Harbor Funds can establish the purchase allocations.
Automatic Exchange Plan
You may automatically exchange between Harbor funds monthly, every other month, quarterly or annually. The Harbor fund being exchanged out of and the Harbor fund being exchanged into must meet the minimum requirements for its respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.
Automatic Withdrawal Plan
You may direct Harbor Funds to withdraw a specific dollar amount on a scheduled basis during the year.
If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore may be taxable transactions depending on the type of account, and you may realize a gain or a loss. To understand how such withdrawals will affect you, you should consult your tax adviser.
Dividend Exchange Plan
You may invest dividends and capital gain distributions from one Harbor fund in shares of another Harbor fund, provided you have opened an account in the other Harbor fund and have satisfied the applicable minimum investment requirements. When dividends and/or capital gain distributions from one Harbor fund are used to purchase shares in another Harbor fund, the shares are purchased on the date the dividends and/or capital gains would have otherwise been paid to you (the “ex-dividend date”) at the share price in effect as of the ex-dividend date. Purchases are credited to your account on the ex-dividend date.

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Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. Total returns represent the rate that a shareholder would have earned/lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).
HARBOR TARGET RETIREMENT INCOME FUND

	Institutional Class
Year Ended October 31,	2017	2016	2015	2014	2013
Net asset value beginning of period	$ 8.93	$ 9.19	$ 9.75	$ 9.83	$ 9.95
Income from Investment Operations
Net investment income/(loss)	0.22 [a]	0.25 [a]	0.34 [a]	0.22	0.23
Net realized and unrealized gains/(losses) on investments	0.40	0.08	(0.30)	0.19	0.20
Total from investment operations	0.62	0.33	0.04	0.41	0.43
Less Distributions
Dividends from net investment income	(0.27)	(0.29)	(0.35)	(0.28)	(0.38)
Distributions from net realized capital gains[1]	(0.03)	(0.30)	(0.25)	(0.21)	(0.17)
Total distributions	(0.30)	(0.59)	(0.60)	(0.49)	(0.55)
Net asset value end of period	9.25	8.93	9.19	9.75	9.83
Net assets end of period (000s)	$13,746	$13,805	$15,124	$17,410	$15,510
Ratios and Supplemental Data (%)
Total return	7.17%	3.91%	0.46%	4.32%	4.49%
Ratio of total expenses to average net assets[2]	—	—	—	—	—
Ratio of net investment income to average net assets[2]	2.46	2.87	3.57	2.14	2.36
Portfolio turnover[3]	16	26	24	20	28

HARBOR TARGET RETIREMENT 2015 FUND
	Institutional Class
Year Ended October 31,	2017	2016	2015	2014	2013
Net asset value beginning of period	$10.45	$10.77	$11.68	$ 11.87	$ 11.52
Income from Investment Operations
Net investment income/(loss)	0.26 [a]	0.29 [a]	0.36 [a]	0.24	0.28
Net realized and unrealized gains/(losses) on investments	0.60	0.05	(0.35)	0.29	0.60
Total from investment operations	0.86	0.34	0.01	0.53	0.88
Less Distributions
Dividends from net investment income	(0.29)	(0.36)	(0.39)	(0.31)	(0.44)
Distributions from net realized capital gains[1]	—	(0.30)	(0.53)	(0.41)	(0.09)
Total distributions	(0.29)	(0.66)	(0.92)	(0.72)	(0.53)
Net asset value end of period	11.02	10.45	10.77	11.68	11.87
Net assets end of period (000s)	$6,288	$6,574	$7,778	$11,200	$10,654
Ratios and Supplemental Data (%)
Total return	8.43%	3.59%	0.13%	4.73%	7.89%
Ratio of total expenses to average net assets[2]	—	—	—	—	—
Ratio of net investment income to average net assets[2]	2.43	2.82	3.26	2.08	2.43
Portfolio turnover[3]	22	32	26	38	48
See page 73 for notes to the Financial Highlights.

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ most recent annual report to shareholders, which is available upon request.
HARBOR TARGET RETIREMENT 2020 FUND

	Institutional Class
Year Ended October 31,	2017	2016	2015	2014	2013
Net asset value beginning of period	$ 9.29	$ 9.94	$ 10.63	$ 10.78	$ 10.43
Income from Investment Operations
Net investment income/(loss)	0.23 [a]	0.26 [a]	0.32 [a]	0.23	0.26
Net realized and unrealized gains/(losses) on investments	0.73	0.04	(0.30)	0.29	0.68
Total from investment operations	0.96	0.30	0.02	0.52	0.94
Less Distributions
Dividends from net investment income	(0.24)	(0.32)	(0.34)	(0.30)	(0.40)
Distributions from net realized capital gains[1]	(0.11)	(0.63)	(0.37)	(0.37)	(0.19)
Total distributions	(0.35)	(0.95)	(0.71)	(0.67)	(0.59)
Net asset value end of period	9.90	9.29	9.94	10.63	10.78
Net assets end of period (000s)	$27,742	$25,419	$27,290	$31,124	$27,397
Ratios and Supplemental Data (%)
Total return	10.77%	3.56%	0.30%	5.06%	9.43%
Ratio of total expenses to average net assets[2]	—	—	—	—	—
Ratio of net investment income to average net assets[2]	2.44	2.83	3.19	2.18	2.56
Portfolio turnover[3]	29	33	28	19	36

HARBOR TARGET RETIREMENT 2025 FUND
	Institutional Class
Year Ended October 31,	2017	2016	2015	2014	2013
Net asset value beginning of period	$ 11.78	$ 12.32	$ 13.48	$ 13.44	$12.69
Income from Investment Operations
Net investment income/(loss)	0.29 [a]	0.31 [a]	0.37 [a]	0.29	0.34
Net realized and unrealized gains/(losses) on investments	1.12	0.05	(0.36)	0.40	1.04
Total from investment operations	1.41	0.36	0.01	0.69	1.38
Less Distributions
Dividends from net investment income	(0.28)	(0.37)	(0.41)	(0.36)	(0.45)
Distributions from net realized capital gains[1]	(0.15)	(0.53)	(0.76)	(0.29)	(0.18)
Total distributions	(0.43)	(0.90)	(1.17)	(0.65)	(0.63)
Net asset value end of period	12.76	11.78	12.32	13.48	13.44
Net assets end of period (000s)	$21,218	$14,293	$11,487	$10,612	$8,728
Ratios and Supplemental Data (%)
Total return	12.38%	3.39%	0.11%	5.37%	11.33%
Ratio of total expenses to average net assets[2]	—	—	—	—	—
Ratio of net investment income to average net assets[2]	2.42	2.69	2.91	2.06	2.44
Portfolio turnover[3]	24	25	25	33	32

Financial Highlights

HARBOR TARGET RETIREMENT 2030 FUND

	Institutional Class
Year Ended October 31,	2017	2016	2015	2014	2013
Net asset value beginning of period	$ 8.60	$ 9.19	$ 10.04	$ 10.22	$ 9.56
Income from Investment Operations
Net investment income/(loss)	0.20 [a]	0.21 [a]	0.24 [a]	0.21	0.25
Net realized and unrealized gains/(losses) on investments	0.96	0.01	(0.23)	0.35	1.04
Total from investment operations	1.16	0.22	0.01	0.56	1.29
Less Distributions
Dividends from net investment income	(0.21)	(0.26)	(0.28)	(0.27)	(0.33)
Distributions from net realized capital gains[1]	(0.30)	(0.55)	(0.58)	(0.47)	(0.30)
Total distributions	(0.51)	(0.81)	(0.86)	(0.74)	(0.63)
Net asset value end of period	9.25	8.60	9.19	10.04	10.22
Net assets end of period (000s)	$28,618	$24,634	$25,084	$24,727	$23,994
Ratios and Supplemental Data (%)
Total return	14.18%	2.96%	0.13%	5.79%	14.19%
Ratio of total expenses to average net assets[2]	—	—	—	—	—
Ratio of net investment income to average net assets[2]	2.30	2.54	2.55	1.99	2.42
Portfolio turnover[3]	29	31	24	22	31

HARBOR TARGET RETIREMENT 2035 FUND
	Institutional Class
Year Ended October 31,	2017	2016	2015	2014	2013
Net asset value beginning of period	$ 12.93	$ 13.56	$14.92	$14.52	$13.01
Income from Investment Operations
Net investment income/(loss)	0.28 [a]	0.27 [a]	0.30 [a]	0.29	0.33
Net realized and unrealized gains/(losses) on investments	1.75	0.04	(0.26)	0.58	1.85
Total from investment operations	2.03	0.31	0.04	0.87	2.18
Less Distributions
Dividends from net investment income	(0.28)	(0.35)	(0.36)	(0.33)	(0.40)
Distributions from net realized capital gains[1]	(0.24)	(0.59)	(1.04)	(0.14)	(0.27)
Total distributions	(0.52)	(0.94)	(1.40)	(0.47)	(0.67)
Net asset value end of period	14.44	12.93	13.56	14.92	14.52
Net assets end of period (000s)	$15,005	$11,496	$9,007	$7,708	$5,397
Ratios and Supplemental Data (%)
Total return	16.31%	2.70%	0.34%	6.19%	17.43%
Ratio of total expenses to average net assets[2]	—	—	—	—	—
Ratio of net investment income to average net assets[2]	2.06	2.17	2.17	1.64	2.08
Portfolio turnover[3]	26	26	22	39	12
See page 73 for notes to the Financial Highlights.

HARBOR TARGET RETIREMENT 2040 FUND

	Institutional Class
Year Ended October 31,	2017	2016	2015	2014	2013
Net asset value beginning of period	$ 8.42	$ 9.05	$ 9.84	$ 10.01	$ 9.19
Income from Investment Operations
Net investment income/(loss)	0.15 [a]	0.17 [a]	0.18 [a]	0.17	0.22
Net realized and unrealized gains/(losses) on investments	1.30	(0.01)	(0.10)	0.46	1.52
Total from investment operations	1.45	0.16	0.08	0.63	1.74
Less Distributions
Dividends from net investment income	(0.17)	(0.20)	(0.22)	(0.23)	(0.26)
Distributions from net realized capital gains[1]	(0.40)	(0.59)	(0.65)	(0.57)	(0.66)
Total distributions	(0.57)	(0.79)	(0.87)	(0.80)	(0.92)
Net asset value end of period	9.30	8.42	9.05	9.84	10.01
Net assets end of period (000s)	$24,940	$19,448	$19,805	$18,933	$17,963
Ratios and Supplemental Data (%)
Total return	18.26%	2.36%	0.94%	6.77%	20.63%
Ratio of total expenses to average net assets[2]	—	—	—	—	—
Ratio of net investment income to average net assets[2]	1.78	2.03	1.96	1.59	2.24
Portfolio turnover[3]	21	30	18	22	22

HARBOR TARGET RETIREMENT 2045 FUND
	Institutional Class
Year Ended October 31,	2017	2016	2015	2014	2013
Net asset value beginning of period	$13.51	$14.25	$15.17	$14.85	$12.42
Income from Investment Operations
Net investment income/(loss)	0.21 [a]	0.21 [a]	0.23 [a]	0.23	0.29
Net realized and unrealized gains/(losses) on investments	2.42	0.01	(0.06)	0.80	2.58
Total from investment operations	2.63	0.22	0.17	1.03	2.87
Less Distributions
Dividends from net investment income	(0.22)	(0.27)	(0.29)	(0.31)	(0.31)
Distributions from net realized capital gains[1]	(0.49)	(0.69)	(0.80)	(0.40)	(0.13)
Total distributions	(0.71)	(0.96)	(1.09)	(0.71)	(0.44)
Net asset value end of period	15.43	13.51	14.25	15.17	14.85
Net assets end of period (000s)	$9,863	$7,211	$5,523	$4,239	$3,340
Ratios and Supplemental Data (%)
Total return	20.37%	1.91%	1.23%	7.17%	23.75%
Ratio of total expenses to average net assets[2]	—	—	—	—	—
Ratio of net investment income to average net assets[2]	1.50	1.58	1.56	1.37	1.82
Portfolio turnover[3]	32	24	15	21	20

Financial Highlights

HARBOR TARGET RETIREMENT 2050 FUND

	Institutional Class
Year Ended October 31,	2017	2016	2015	2014	2013
Net asset value beginning of period	$ 9.23	$ 10.39	$ 11.40	$ 11.46	$ 10.17
Income from Investment Operations
Net investment income/(loss)	0.12 [a]	0.12 [a]	0.14 [a]	0.15	0.22
Net realized and unrealized gains/(losses) on investments	1.81	(0.03)	0.05	0.67	2.20
Total from investment operations	1.93	0.09	0.19	0.82	2.42
Less Distributions
Dividends from net investment income	(0.13)	(0.17)	(0.19)	(0.23)	(0.24)
Distributions from net realized capital gains[1]	(0.61)	(1.08)	(1.01)	(0.65)	(0.89)
Total distributions	(0.74)	(1.25)	(1.20)	(0.88)	(1.13)
Net asset value end of period	10.42	9.23	10.39	11.40	11.46
Net assets end of period (000s)	$22,821	$18,728	$19,221	$20,434	$19,170
Ratios and Supplemental Data (%)
Total return	22.40%	1.51%	1.83%	7.61%	26.12%
Ratio of total expenses to average net assets[2]	—	—	—	—	—
Ratio of net investment income to average net assets[2]	1.27	1.34	1.35	1.17	1.88
Portfolio turnover[3]	33	24	24	23	17

HARBOR TARGET RETIREMENT 2055 FUND
	Institutional Class
Year Ended October 31,	2017	2016	2015
Net asset value beginning of period	$10.02	$10.08	$10.00
Income from Investment Operations
Net investment income/(loss)	0.10 [a]	0.11 [a]	0.05 [a]
Net realized and unrealized gains/(losses) on investments	2.17	0.01	0.18
Total from investment operations	2.27	0.12	0.23
Less Distributions
Dividends from net investment income	(0.12)	(0.14)	(0.15)
Distributions from net realized capital gains[1]	(0.20)	(0.04)	—
Total distributions	(0.32)	(0.18)	(0.15)
Net asset value end of period	11.97	10.02	10.08
Net assets end of period (000s)	$2,728	$1,240	$ 762
Ratios and Supplemental Data (%)
Total return	23.34%	1.38%	2.28%
Ratio of total expenses to average net assets[2]	—	—	—
Ratio of net investment income to average net assets[2]	0.95	1.13	0.52
Portfolio turnover[3]	32	33	15

*	Less than $0.01.
1	Includes both short-term and long-term capital gains.
2	Ratios of income and expenses to average net assets represents the expenses paid by the Fund but does not include the acquired fund fees and expenses from underlying funds.
3	Amounts do not include the activity of the underlying funds.
a	Amounts are allocated based upon average shares outstanding during the period.

Harbor Funds Details

Share prices are available on our website at harborfunds.com or by 7:00 p.m. Eastern time.
Shares of the underlying funds are available for purchase only by means of a prospectus for such fund. Prospectuses for these funds are available on our website at harborfunds.com or by calling 800-422-1050.
	NUMBER	TICKER SYMBOL	CUSIP NUMBER
Target Retirement Funds
Harbor Target Retirement Income Fund
Institutional Class	2600	HARAX	411511371
Harbor Target Retirement 2015 Fund
Institutional Class	2602	HARGX	411511314
Harbor Target Retirement 2020 Fund
Institutional Class	2603	HARJX	411511272
Harbor Target Retirement 2025 Fund
Institutional Class	2604	HARMX	411511249
Harbor Target Retirement 2030 Fund
Institutional Class	2605	HARPX	411512700
Harbor Target Retirement 2035 Fund
Institutional Class	2606	HARUX	411512106
Harbor Target Retirement 2040 Fund
Institutional Class	2607	HARYX	411512403
Harbor Target Retirement 2045 Fund
Institutional Class	2608	HACCX	411511181
Harbor Target Retirement 2050 Fund
Institutional Class	2609	HAFFX	411511157
Harbor Target Retirement 2055 Fund
Institutional Class	2610	HATRX	411512635

underlying EQUITY FUNDS
Harbor Capital Appreciation Fund
Institutional Class	2012	HACAX	411511504
Harbor Strategic Growth Fund
Institutional Class	2040	MVSGX	411512353
Harbor Mid Cap Growth Fund
Institutional Class	2019	HAMGX	411511876
Harbor Small Cap Growth Fund
Institutional Class	2010	HASGX	411511868
Harbor Small Cap Growth Opportunities Fund
Institutional Class	2037	HASOX	411512668
Harbor Large Cap Value Fund
Institutional Class	2013	HAVLX	411511603
Harbor Mid Cap Value Fund
Institutional Class	2023	HAMVX	411511835
Harbor Small Cap Value Fund
Institutional Class	2022	HASCX	411511843
Harbor Small Cap Value Opportunities Fund
Institutional Class	2041	HSOVX	411512320
Harbor International Fund
Institutional Class	2011	HAINX	411511306
Harbor Diversified International All Cap Fund
Institutional Class	2038	HAIDX	411512593
Harbor International Growth Fund
Institutional Class	2017	HAIGX	411511801
Harbor International Small Cap Fund
Institutional Class	2039	HAISX	411512569
Harbor Global Leaders Fund
Institutional Class	2030	HGGAX	411512874
Harbor Emerging Markets Equity Fund
Institutional Class	2036	HAEMX	411512692

Harbor Funds Details

	NUMBER	TICKER SYMBOL	CUSIP NUMBER
underlying Fixed Income FUNDS
Harbor Convertible Securities Fund
Institutional Class	2034	HACSX	411512734
Harbor High-Yield Bond Fund
Institutional Class	2024	HYFAX	411511553
Harbor High-Yield Opportunities Fund
Institutional Class	2042	HHYNX	411512270
Harbor Bond Fund
Institutional Class	2014	HABDX	411511108
Harbor Real Return Fund
Institutional Class	2025	HARRX	411511520

underlying SHORT-TERM FUNDS
Harbor Money Market Fund
Institutional Class	2015	HARXX	411511405

Updates Available
For updates on the Harbor Funds following the end of each calendar quarter, please visit our website at harborfunds.com.

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050
harborfunds.com
For more information
For investors who would like more information about the Funds, the following documents are available upon request:
Annual/Semi-Annual Reports
Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
Statement of Additional Information (SAI)
The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.
Free copies of the annual and semi-annual reports , the SAI, and other information about the Funds are available:

On the Internet:	harborfunds.com
By Telephone:	800-422-1050
By Mail:	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108

Investors can review the Funds’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 202-551-8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

On the Internet:	sec.gov
By E-Mail (for a fee):	publicinfo@sec.gov
By Mail (for a fee):	Public Reference Room of the Commission Washington, D.C. 20549-1520

This prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the Funds are registered for sale.
Investment Company Act File No. 811-4676	FD.P.TR.0318
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Joseph L. Dowling, III
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank and Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
Independent Registered
Public Accounting Firm
Ernst & Young LLP
155 North Wacker Drive
Chicago, IL 60606